UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00173
DODGE & COX FUNDS
(Exact name of registrant as specified in charter)

555 California Street, 40th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Roberta R.W. Kameda, Esq.
555 California Street, 40th Floor
San Francisco, CA 94104
(Name and address of agent for service)
Registrant's telephone number, including area code:
415-981-1710
Date of fiscal year end:
December 31, 2024
Date of reporting period:
December 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS.
(a) The following are the shareholder reports of the Dodge & Cox Funds, a Delaware statutory trust, consisting of seven series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund. The reports for each series and share class of a fund were transmitted to their respective shareholders on February 26, 2025.

Dodge & Cox Stock Fund
Class I

| DODGX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 55	0.51%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs.

S&P 500) included the Fund's:
  Overweight position and holdings in Financials, including Fiserv, Wells Fargo, and BNY Mellon;
  Stock selection in Industrials, notably GE Aerospace; and
  Underweight position in Microsoft.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Health Care overweight position and holdings, particularly CVS Health and Sanofi;
  Stock selection and underweight position in Information Technology;
  Communication Services stock selection; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Stock selection in Consumer Discretionary, notably Amazon;
  Holdings and overweight position in Communication Services, including Alphabet;
  Industrials stock selection, particularly Johnson Controls International; and
  Overweight position and stock selection in Financials, including Fiserv, Wells Fargo, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Health Care overweight position and holdings, mainly CVS Health;
  Stock selection and underweight position in Consumer Staples, notably Anheuser-Busch InBev; and
  Position in Occi
  den
  tal Petroleum.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class I	14.52	11.99	10.85
S&P 500 Index	25.02	14.53	13.10
Russell 1000 Value Index	14.37	8.68	8.49
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2024
, S&P Dow Jones Indices LLC, a division of S&P Global, Inc. and/or its affiliates. FTSE Russell is a trading name of certain of the LSE Group Companies and Russell is trademark of the relevant LSE Group companies.
For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 111,649,389,997
Total Number of Portfolio Holdings	86
Total Advisory Fees Paid	$ 440,578,199
Portfolio Turnover Rate	15%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.2%
Industrials	13.2%
Communication Services	11.6%
Information Technology	6.5%
Energy	5.6%
Consumer Discretionary	5.5%
Materials	3.6%
Consumer Staples	3.0%
Real Estate	2.1%
Utilities	1.4%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voti ng
information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Stock Fund
Class X

| DOXGX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 44	0.41%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs.

S&P 500) included the Fund's:
  Overweight position and holdings in Financials, including Fiserv, Wells Fargo, and BNY Mellon;
  Stock selection in Industrials, notably GE Aerospace; and
  Underweight position in Microsoft.
Key detractors from relative results (vs. S&P 500) included the Fund's:
  Health Care overweight position and holdings, particularly CVS Health and Sanofi;
  Stock selection and underweight position in Information Technology;
  Communication Services stock selection; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Key contributors to relative results (vs. Russell 1000 Value) included the Fund's:
  Stock selection in Consumer Discretionary, notably Amazon;
  Holdings and overweight position in Communication Services, including Alphabet;
  Industrials stock selection, particularly Johnson Controls International; and
  Overweight position and stock selection in Financials, including Fiserv, Wells Fargo, and BNY Mellon.
Key detractors from relative results (vs. Russell 1000 Value) included the Fund's:
  Health Care overweight position and holdings, mainly CVS Health;
  Stock selection and underweight position in Consumer Staples, notably Anheuser-Busch InBev; and
  Position in Occidental Petroleum.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Stock Fund — Class X 1	14.63	12.04	10.88
S&P 500 Index	25.02	14.53	13.10
Russell 1000 Value Index	14.37	8.68	8.49
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Clas s I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2024
, S&P Dow Jones Indices LLC, a division of S&P Global, Inc. and/or its affiliates. FTSE Russell is a trading name of certain of the LSE Group Companies and Russell is trademark of the relevant LSE Group companies. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 111,649,389,997
Total Number of Portfolio Holdings	86
Total Advisory Fees Paid	$ 440,578,199
Portfolio Turnover Rate	15%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	24.1%
Health Care	22.2%
Industrials	13.2%
Communication Services	11.6%
Information Technology	6.5%
Energy	5.6%
Consumer Discretionary	5.5%
Materials	3.6%
Consumer Staples	3.0%
Real Estate	2.1%
Utilities	1.4%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Stock Fund
Class I

| DODWX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 64	0.62%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Industrials holdings, such as Johnson Controls International; and
  Positions in Barclays, Fiserv, Coherent, and BNY Mellon.
Key detractors from relative results included the Fund's:
  Overweight position and stock selection in Health Care, including CVS Health and Bayer;
  Underweight position and stock selection in Information Technology;
  Financials holdings, notably XP; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class I	5.10	8.80	7.99
MSCI ACWI Index	17.49	10.06	9.23
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI ACWI is a service mark of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 11,043,197,475
Total Number of Portfolio Holdings	206
Total Advisory Fees Paid	$ 56,456,407
Portfolio Turnover Rate	27%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.9%
Health Care	20.1%
Industrials	11.4%
Communication Services	10.3%
Consumer Discretionary	8.1%
Materials	8.0%
Information Technology	5.4%
Energy	4.0%
Consumer Staples	3.5%
Government	1.2%
Real Estate	0.8%
Utilities	0.7%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-39
79.
Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Stock Fund
Class X

| DOXWX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 53	0.52%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund's:
  Industrials holdings, such as Johnson Controls International; and
  Positions in Barclays, Fiserv, Coherent, and BNY Mellon.
Key detractors from relative results included the Fund's:
  Overweight position and stock selection in Health Care, including CVS Health and Bayer;
  Underweight position and stock selection in Information Technology;
  Financials holdings, notably XP; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Stock Fund — Class X 1	5.20	8.85	8.02
MSCI ACWI Index	17.49	10.06	9.23
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI ACWI is a service mark of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 11,043,197,475
Total Number of Portfolio Holdings	206
Total Advisory Fees Paid	$ 56,456,407
Portfolio Turnover Rate	27%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.9%
Health Care	20.1%
Industrials	11.4%
Communication Services	10.3%
Consumer Discretionary	8.1%
Materials	8.0%
Information Technology	5.4%
Energy	4.0%
Consumer Staples	3.5%
Government	1.2%
Real Estate	0.8%
Utilities	0.7%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voti ng
information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-39
79
. Your request will be implemented within 30 days.

For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox International Stock Fund
Class I

| DODFX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 63	0.62%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Consumer Staples holdings, notably Imperial Brands;
  Industrials holdings, specifically Johnson Controls International;
  Consumer Discretionary holdings, including Booking; and
  Positions in Barclays and Holcim.
Key detractors from relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Brazilian Financials holdings, notably Itau Unibanco and XP;
  Information Technology holdings and underweight position in the sector;
  Japanese holdings and underweight position in the region;
  Overweight position in Health Care and selected holdings, including Bayer; and
  Positions in Akzo Nobel and Stellantis.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class I	3.80	5.06	4.37
MSCI ACWI ex USA Index	5.53	4.10	4.80
MSCI EAFE Index	3.82	4.73	5.20
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Effective May 1, 2024, the Fund is using a new benchmark index, the MSCI ACWI ex USA Index. Dodge & Cox believes that this benchmark index better represents the overall applicable international equity markets.
MSCI ACWI and MSCI EAFE are service marks of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 47,160,701,022
Total Number of Portfolio Holdings	198
Total Advisory Fees Paid	$ 242,854,480
Portfolio Turnover Rate	16%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.0%
Health Care	12.8%
Consumer Discretionary	11.7%
Materials	10.9%
Industrials	10.3%
Consumer Staples	8.2%
Information Technology	7.4%
Energy	5.9%
Communication Services	4.8%
Real Estate	1.5%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, an
d proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.

For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox International Stock Fund
Class X

| DOXFX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 53	0.52%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Consumer Staples holdings, notably Imperial Brands;
  Industrials holdings, specifically Johnson Controls International;
  Consumer Discretionary holdings, including Booking; and
  Positions in Barclays and Holcim.
Key detractors from relative results (vs. MSCI ACWI ex USA) included the Fund's:
  Brazilian Financials holdings, notably Itau Unibanco and XP;
  Information Technology holdings and underweight position in the sector;
  Japanese holdings and underweight position in the region;
  Overweight position in Health Care and selected holdings, including Bayer; and
  Positions in Akzo Nobel and Stellantis.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox International Stock Fund — Class X 1	3.91	5.12	4.39
MSCI ACWI ex USA Index	5.53	4.10	4.80
MSCI EAFE Index	3.82	4.73	5.20
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
Effective May 1, 2024, the Fund is using a new benchmark index, the MSCI ACWI ex USA Index. Dodge & Cox believes that this benchmark index better represents the overall applicable international equity markets.
MSCI ACWI and MSCI EAFE are service marks of MSCI. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 47,160,701,022
Total Number of Portfolio Holdings	198
Total Advisory Fees Paid	$ 242,854,480
Portfolio Turnover Rate	16%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	22.0%
Health Care	12.8%
Consumer Discretionary	11.7%
Materials	10.9%
Industrials	10.3%
Consumer Staples	8.2%
Information Technology	7.4%
Energy	5.9%
Communication Services	4.8%
Real Estate	1.5%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy votin
g
information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.

For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Emerging Markets Stock Fund
DODEX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 75	0.72%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  South Korean holdings, including an underweight position in Samsung Electronics and position in Hancom;
  Energy holdings, specifically National Energy Services Reunited;
  Europe and Central Asia holdings; and
  Positions in Credicorp and Prosus.*
Key detractors from relative results included the Fund’s:
  Brazilian Financials holdings, specifically XP and and Itau Unibanco;
  Greater China holdings, including Tencent* and Prudential PLC;
  India holdings; and
  Position in Glencore.
*Prosus and Naspers derive significant portions of their value from their respective stakes in Tencent. During the attribution period shown, the Fund held Prosus and Tencent but did not hold Naspers. The combined total impact on return versus the index for all three names was a negative contribution of 21 basis points. One basis point is 1/100 th
of a percent.
Fund Performance
The following chart compares the Fund's performance since the Fund's inception, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (5/11/2021)
Dodge & Cox Emerging Markets Stock Fund	7.50	(1.82)
MSCI Emerging Markets Index	7.50	(3.19)
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends but, unlike Fund returns, do not reflect fees or expenses.
MSCI Emerging Markets is a service mark of MSCI.
For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 377,246,973
Total Number of Portfolio Holdings	335
Total Advisory Fees Paid	$ 1,873,498
Portfolio Turnover Rate	23%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Ten Largest Countries
China	25.2%
Taiwan	14.3%
India	9.7%
South Korea	8.6%
Brazil	8.0%
Mexico	3.8%
Peru	2.5%
Hong Kong	2.5%
United States	2.2%
Thailand	2.0%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Balanced Fund
Class I

| DODBX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting peri
od.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 54	0.52%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Portfolio (vs. S&P 500 Index)
Key contributors to relative results included the portfolio's:
  Stock selection in Industrials; and
  Positions in Fiserv, Microsoft, Wells Fargo, and Imperial Brands.
Key detractors from relative results included the portfolio's:
  Health Care overweight and holdings, mainly CVS Health;
  Stock selection and underweight position in Information Technology;
  Communication Services holdings; and
  Positions in Occidental Petroleum and Anheuser-Busch InB
  ev.
Fixed Income Portfolio (vs. Bloomberg U.S. Aggregate Bond Index)
Key contributors to relative results included the portfolio's:
  Credit security selection, most notably Pemex, British American Tobacco, TC Energy, and Pros us;
  Below-benchmark duration position;
  Underweight position in U.S. Treasuries and overweight position in corporate bonds; and
  Agency* mortgage-backed securities (MBS) holdings, which outperformed the MBS in the benchma
  rk.
Key detractors to relative results included the Fund’s:
  There were no notable fixed income detractors during the period.
*The

U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie M
ac)
does not eliminate market risk.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investm ent.

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class I	8.84	8.12	7.95
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Combined Index	15.04	8.67	8.53
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
The Combined Index reflects an unmanaged portfolio (rebalanced monthly) of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2024
, S&P Dow Jones Indices LLC, a division of S&P Global, Inc. and/or its affiliates. Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 14,270,673,456
Total Number of Portfolio Holdings	482
Total Advisory Fees Paid	$ 57,651,270
Portfolio Turnover Rate	22%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.9%
Debt Securities	33.1%
Net Cash & Other (a)	3.0%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fun
d’s
prospectus, which is available as at
dodgeandcox.com/documents
or upon request at
1-800-621-3979
.
On October 24, 2024, shareholders of the Dodge & Cox Balanced Fund approved amending the Fund’s investment objective from “The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income” to “The Fund seeks income and long-term capital appreciation.”

This change did not affect the Fund’s investment strategies, investment portfolio, or principal risks and did not result in any increase in the management fee payable by the Balanced Fund to Dodge & Cox.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting
information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.

For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Balanced Fund
Class X

| DOXBX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 45	0.43%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Portfolio (vs. S&P 500 Index)
Key contributors to relative results included the
portfolio's
:
  Stock selection in Industrials; and
  Positions in Fiserv, Microsoft, Wells Fargo, and Imperial Brands.
Key detractors from relative results included the portfolio's:
  Health Care overweight and holdings, mainly CVS Health;
  Stock selection and underweight position in Information Technology;
  Communication Services holdings; and
  Positions in Occidental Petroleum and Anheuser-Busch InBev.
Fixed Income Portfolio (vs. Bloomberg U.S. Aggregate Bond Index)
Key contributors to relative results included the portfolio's:
  Credit security selection, most notably Pemex, British American Tobacco, TC Energy, and Prosus;
  Below-benchmark duration position;
  Underweight position in U.S. Treasuries and overweight position in corporate bonds; and
  Agency* mortgage-backed securities (MBS) holdings, which outperformed the MBS in the benchmark.
Key detractors to relative results included the Fund’s:
  There were no notable fixed income detractors during the period.
*The

U.S. Government does not guarantee the Fund’s shares, yield, or net asset value. The agency guarantee (by, for example, Ginnie Mae, Fannie Mae, or Freddie Mac) does not eliminate market risk.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Balanced Fund — Class X 1	8.95	8.18	7.98
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Combined Index	15.04	8.67	8.53
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include dividends and/or interest income but, unlike Fund returns, do not reflect fees or expenses.
The Combined Index reflects an unmanaged portfolio (rebalanced monthly
) of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index. S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates. Copyright
2024
, S&P Dow Jones Indices LLC, a division of S&P Global, Inc. and/or its affiliates. Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.
P
. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 14,270,673,456
Total Number of Portfolio Holdings	482
Total Advisory Fees Paid	$ 57,651,270
Portfolio Turnover Rate	22%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives
unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.9%
Debt Securities	33.1%
Net Cash & Other (a)	3.0%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Material Fund Changes
This is a summary of certain changes to the Fund since
January 1, 2024
. For more complete information, you may review the Fund’s prospectus, which is available as at
dodgeandcox.com/documents
or upon request at
1-800-621-3979
.
On October 24, 2024, shareholders of the Dodge & Cox Balanced Fund approved amending the Fund’s investment objective from “The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income” to “The Fund seeks income and long-term capital appreciation.”

This change did not affect the Fund’s investment strategies, investment portfolio, or principal risks and did not result in any increase in the management fee payable by the Balanced Fund to Dodge & Cox.
Availability of Additional Information
You can find additional information about the
Fund
such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Income Fund
Class I

| DODIX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 41	0.41%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, TC Energy, and Charter Communications;
  Underweight position in U.S. Treasuries and overweight position in Financials;
  Compositional selection within Agency MBS pass-throughs; and
  Ginnie Mae-guaranteed Home Equity Conversion Mortgage holdings (also known as reverse mortgages), which performed well.
Key detractors to relative results included the Fund’s:
  Yield curve positioning as the curve steepened.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class I	2.26	1.26	2.47
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 89,831,247,534
Total Number of Portfolio Holdings	1,431
Total Advisory Fees Paid	$ 241,184,797
Portfolio Turnover Rate	14%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.7%
Corporate	26.9%
U.S. Treasury	19.5%
Government-Related	3.3%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Income Fund
Class X

| DOXIX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 33	0.33%
Management's Discussion of Fund Performance
Summary of Results
Key contributors to relative results included the Fund’s:
  Credit issuer selection, most notably Pemex, as well as Prosus, TC Energy, and Charter Communications;
  Underweight position in U.S. Treasuries and overweight position in Financials;
  Compositional selection within Agency MBS pass-throughs; and
  Ginnie Mae-guaranteed Home Equity Conversion Mortgage holdings (also known as reverse mortgages), which performed well.
Key detractors to relative results included the Fund’s:
  Yield curve positioning as the curve steepened.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Income Fund — Class X 1	2.34	1.31	2.49
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 89,831,247,534
Total Number of Portfolio Holdings	1,431
Total Advisory Fees Paid	$ 241,184,797
Portfolio Turnover Rate	14%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.7%
Corporate	26.9%
U.S. Treasury	19.5%
Government-Related	3.3%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Bond Fund
Class I

| DODLX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 45	0.45%
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Exposure to Corporate bonds (41%*), with British American Tobacco, Prosus, and TC Energy among the strongest-performing holdings;
  Exposure to several government-related credits, including Pemex; and
  Exposure to interest rates in several emerging market countries, including South Africa, South Korea, and Peru.
Key detractors included the Fund's:
  Exposure to local currency government bonds in Brazil and Mexico; and
  Exposure to a number of currencies, including the Japanese yen, Norwegian krone, and Korean won.
*Figures in this section denote Fund positioning at the beginning of the
period.
Fund Performance (Class I shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class I	0.57	2.84	3.45
Bloomberg Global Aggregate Bond Index (USD Hedged)	3.40	0.48	2.01
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service
marks
of Bloomberg Finance L.P. and its affiliates. For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 3,196,161,310
Total Number of Portfolio Holdings	277
Total Advisory Fees Paid	$ 10,366,415
Portfolio Turnover Rate	38%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless
otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	50.7%
United Kingdom	6.7%
Mexico	5.0%
Brazil	4.1%
Japan	3.8%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Bond Fund
Class X

| DOXLX
ANNUAL SHAREHOLDER REPORT

|

December 31, 2024
This annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 37	0.37%
Management's Discussion of Fund Performance
Summary of Results
Key contributors included the Fund's:
  Exposure to Corporate bonds (41%*), with British American Tobacco, Prosus, and TC Energy among the strongest-performing holdings;
  Exposure to several government-related credits, including Pemex; and
  Exposure to interest rates in several emerging market countries, including South Africa, South Korea, and Peru.
Key detractors included the Fund's:
  Exposure to local currency government bonds in Brazil and Mexico; and
  Exposure to a number of currencies, including the Japanese yen, Norwegian krone, and Korean won.
*Figures in this section denote Fund positioning at the beginning of the period.
Fund Performance (Class X
1
shares)
The following chart compares the Fund's performance over the past 10 years, assuming a $10,000 initial investment.
AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Dodge & Cox Global Bond Fund — Class X 1	0.65	2.88	3.47
Bloomberg Global Aggregate Bond Index (USD Hedged)	3.40	0.48	2.01
1	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.
Returns represent past performance and do not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Fund performance changes over time and currently may be significantly lower than stated. Performance is updated and published monthly.
Current month-end performance can be obtained at
dodgeandcox.com
or by calling 800-621-3979.
The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions or on Fund share redemptions. Index returns include interest income but, unlike Fund returns, do not reflect fees or expenses.
Bloomberg and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates.
For more information, visit:
dodgeandcox.com/disclosures.
Key Fund Statistics
Fund Net Assets	$ 3,196,161,310
Total Number of Portfolio Holdings	277
Total Advisory Fees Paid	$ 10,366,415
Portfolio Turnover Rate	38%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	50.7%
United Kingdom	6.7%
Mexico	5.0%
Brazil	4.1%
Japan	3.8%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within
30
days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

A code of ethics, as defined in Item 2 of Form N-CSR, adopted by the registrant and applicable to the registrant’s principal executive officer and principal financial officer was in effect during the entire period covered by this report. A copy of the code of ethics as revised January 1, 2021 is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Luis Borgen, Ann Mather, Gabriela Franco Parcella and Mark E. Smith, members of the registrant's Audit and Compliance Committee, are each an "audit committee financial expert" and are "independent", as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) Aggregate fees billed to the registrant for the fiscal years ended December 31, 2024 and December 31, 2023 for professional services rendered by the registrant's principal accountant were as follows:

	2024	2023
(a) Audit Fees	$539,300	$518,430
(b) Audit-Related Fees	$—	$—
(c) Tax Fees	$304,384	$288,752
(d) All Other Fees	$—	$—

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax advice and tax return preparation, compliance, and reviews.

(e)(1) The registrant’s Audit and Compliance Committee has adopted policies and procedures (“Policies”) which require the registrant’s Audit and Compliance Committee to pre-approve all audit and non-audit services provided by the principal accountant to the registrant. The policies also require the Audit and Compliance Committee to pre-approve any engagement of the principal accountant to provide non-audit services to the registrant’s investment adviser, if the services directly impact the registrant’s operations and financial reporting. The Policies do not apply in the case of audit services that the principal accountant provides to the registrant’s adviser. If a service (other than the engagement of the principal accountant to audit the registrant’s financial statements) is required to be pre-approved under the Policies between regularly scheduled Audit and Compliance Committee meetings,pre-approval may be authorized by a designated Audit and Compliance Committee member with ratification at the next scheduled Audit and Compliance Committee meeting.

(e)(2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) For the fiscal years ended December 31, 2024 and December 31, 2023,the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant, for non-audit services rendered to the registrant’s investment adviser, and for non-audit services rendered to entities controlled by the adviser were $849,910 and $814,448 respectively.

(h) All non-audit services described under (g) above that were not pre-approved by the registrant’s Audit and Compliance Committee were considered by the registrant’s Audit and Compliance Committee and found to be compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The complete schedule of investments is included in Item 7(a) of this Form N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) The following are the financial statements and other information of each series of the Dodge & Cox Funds: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund

(b) The financial highlights information is included in Item 7(a) of this Form N-CSR.

2024
December 31, 2024

Financial Statements and Other Information

Stock Fund | Class I (dodgx) | Class X (doxgx)
ESTABLISHED 1965
12/24 SF AR

Portfolio of Investments  December 31, 2024
Common Stocks: 98.8%
	Shares	Value
Communication Services: 11.6%
Media & Entertainment: 10.1%
Alphabet, Inc., Class A	9,516,800	$1,801,530,240
Alphabet, Inc., Class C	9,760,260	1,858,743,914
Charter Communications, Inc., Class A(a)	7,455,376	2,555,479,232
Comcast Corp., Class A	50,991,994	1,913,729,535
EchoStar Corp., Class A(a)	9,301,409	213,002,266
Fox Corp., Class A	16,497,575	801,452,193
Fox Corp., Class B	8,484,765	388,093,151
Meta Platforms, Inc., Class A	2,605,200	1,525,370,652
News Corp., Class A	8,951,590	246,526,789
		11,303,927,972
Telecommunication Services: 1.5%
T-Mobile U.S., Inc.	7,248,037	1,599,859,207
		12,903,787,179
Consumer Discretionary: 5.5%
Automobiles & Components: 0.4%
Honda Motor Co., Ltd. ADR (Japan)	16,032,200	457,719,310
Consumer Discretionary Distribution & Retail: 2.7%
Amazon.com, Inc.(a)	11,469,200	2,516,227,788
The Gap, Inc.(b)	22,270,572	526,253,616
		3,042,481,404
Consumer Durables & Apparel: 0.6%
VF Corp.(b)	27,374,300	587,452,478
Consumer Services: 1.8%
Booking Holdings, Inc.	401,330	1,993,975,999
		6,081,629,191
Consumer Staples: 3.0%
Food, Beverage & Tobacco: 1.9%
Anheuser-Busch InBev SA/NV ADR (Belgium)	29,879,200	1,496,051,544
Molson Coors Beverage Co., Class B(b)	10,716,625	614,276,945
		2,110,328,489
Household & Personal Products: 1.1%
Haleon PLC ADR (United Kingdom)	129,982,361	1,240,031,724
		3,350,360,213
Energy: 5.6%
Baker Hughes Co., Class A	33,517,666	1,374,894,659
ConocoPhillips	8,384,534	831,494,237
Occidental Petroleum Corp.(b)	47,546,026	2,349,249,144
Occidental Petroleum Corp., Warrant(a)(b)	9,499,314	261,706,101
The Williams Co., Inc.	26,811,057	1,451,014,405
		6,268,358,546
Financials: 24.1%
Banks: 4.1%
Bank of America Corp.	22,463,300	987,262,035
Wells Fargo & Co.	51,306,541	3,603,771,440
		4,591,033,475
Financial Services: 16.4%
Capital One Financial Corp.	12,379,435	2,207,500,849
Fidelity National Information Services, Inc.(b)	22,982,000	1,856,256,140
Fiserv, Inc.(a)	21,912,300	4,501,224,666
LPL Financial Holdings, Inc.	218,830	71,450,183
State Street Corp.	5,883,700	577,485,155

	Shares	Value
The Bank of New York Mellon Corp.	31,876,224	$2,449,050,290
The Charles Schwab Corp.	60,285,735	4,461,747,248
The Goldman Sachs Group, Inc.	2,782,000	1,593,028,840
UBS Group AG, NY Shs (Switzerland)	16,907,300	512,629,336
		18,230,372,707
Insurance: 3.6%
Aegon, Ltd., NY Shs (Netherlands)	93,846,939	552,758,470
Brighthouse Financial, Inc.(a)(b)	5,071,619	243,640,577
MetLife, Inc.(b)	39,740,342	3,253,939,203
		4,050,338,250
		26,871,744,432
Health Care: 22.2%
Health Care Equipment & Services: 9.3%
Baxter International, Inc.(b)	34,309,200	1,000,456,272
CVS Health Corp.	46,043,300	2,066,883,737
GE HealthCare Technologies, Inc.	10,697,266	836,312,256
Humana, Inc.(b)	6,823,200	1,731,114,072
Medtronic PLC	5,743,900	458,822,732
The Cigna Group	5,958,272	1,645,317,230
UnitedHealth Group, Inc.	2,757,360	1,394,838,129
Zimmer Biomet Holdings, Inc.(b)	12,523,600	1,322,867,868
		10,456,612,296
Pharmaceuticals, Biotechnology & Life Sciences: 12.9%
Alnylam Pharmaceuticals, Inc.(a)	2,315,000	544,742,650
Avantor, Inc.(a)(b)	66,841,215	1,408,344,400
BioMarin Pharmaceutical, Inc.(a)(b)	9,769,625	642,157,451
Bristol-Myers Squibb Co.	11,344,039	641,618,846
Elanco Animal Health, Inc.(a)(b)	55,341,300	670,183,143
Gilead Sciences, Inc.	24,346,812	2,248,915,024
GSK PLC ADR (United Kingdom)	49,998,077	1,690,934,964
Incyte Corp.(a)(b)	9,705,428	670,353,912
Neurocrine Biosciences, Inc.(a)	2,070,036	282,559,914
Novartis AG ADR (Switzerland)	9,430,608	917,692,465
Regeneron Pharmaceuticals, Inc.(a)	1,553,785	1,106,807,669
Roche Holding AG ADR (Switzerland)	22,233,599	775,507,933
Sanofi SA ADR (France)	57,357,524	2,766,353,383
		14,366,171,754
		24,822,784,050
Industrials: 13.2%
Capital Goods: 9.4%
Ashtead Group PLC(c) (United Kingdom)	15,730,954	972,991,052
Carrier Global Corp.	10,684,079	729,295,232
Fortive Corp.	4,812,912	360,968,400
GE Aerospace	10,708,100	1,786,003,999
Johnson Controls International PLC(b)	39,932,517	3,151,873,567
RTX Corp.	30,465,400	3,525,456,088
		10,526,588,338
Transportation: 3.8%
FedEx Corp.	9,230,077	2,596,697,563
Norfolk Southern Corp.	6,967,100	1,635,178,370
		4,231,875,933
		14,758,464,271
Information Technology: 6.5%
Software & Services: 3.2%
Cognizant Technology Solutions Corp., Class A	14,420,777	1,108,957,751
Microsoft Corp.	5,960,700	2,512,435,050
		3,621,392,801
PAGE 1 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Common Stocks (continued)
	Shares	Value
Technology, Hardware & Equipment: 3.3%
Cisco Systems, Inc.	17,910,387	$1,060,294,911
Coherent Corp.(a)(b)	6,607,200	625,900,056
HP, Inc.	25,303,456	825,651,769
TE Connectivity PLC (Switzerland)	8,075,875	1,154,607,849
		3,666,454,585
		7,287,847,386
Materials: 3.6%
Air Products & Chemicals, Inc.	4,346,851	1,260,760,664
Celanese Corp.(b)	8,862,533	613,375,909
International Flavors & Fragrances, Inc.(b)	16,105,896	1,361,753,507
LyondellBasell Industries NV, Class A	11,197,363	831,628,150
		4,067,518,230
Real Estate: 2.1%
Equity Real Estate Investment Trusts (Reits): 2.1%
Gaming & Leisure Properties, Inc. REIT	10,141,681	488,423,357
SBA Communications Corp. REIT, Class A	4,881,600	994,870,080
Sun Communities, Inc. REIT(b)	7,043,000	866,077,710
		2,349,371,147
Utilities: 1.4%
American Electric Power Co., Inc.	7,343,900	677,327,897
Dominion Energy, Inc.	16,070,200	865,540,972
		1,542,868,869
Total Common Stocks (Cost $71,659,729,239)		$110,304,733,514
Short-Term Investments: 1.2%
	Par Value/ Shares	Value
Repurchase Agreements: 0.6%
Fixed Income Clearing Corp.(d) 1.80%, dated 12/31/24, due 1/2/25, maturity value $111,554,795	$111,543,641	$111,543,641
Fixed Income Clearing Corp.(d) 4.43%, dated 12/31/24, due 1/2/25, maturity value $32,007,876	32,000,000	32,000,000
Royal Bank of Canada(d) 4.40%, dated 12/31/24, due 1/2/25, maturity value $250,061,111	250,000,000	250,000,000
Standard Chartered(d) 4.43%, dated 12/31/24, due 1/2/25, maturity value $250,061,528	250,000,000	250,000,000
		643,543,641

	Par Value/ Shares	Value
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	660,264,630	$660,264,630
Total Short-Term Investments (Cost $1,303,808,271)		$1,303,808,271
Total Investments In Securities (Cost $72,963,537,510)	100.0%	$111,608,541,785
Other Assets Less Liabilities	0.0%	40,848,212
Net Assets	100.0%	$111,649,389,997
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	The security is issued in British Pounds (GBP).
(d)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 0.875%-4.75%, 6/30/26-
11/15/53. Total collateral value is $146,414,642.
Royal Bank of Canada: U.S. Treasury Notes 3.875%-4.50%, 3/31/26-12/31/27. Total
collateral value is $255,062,427.
Standard Chartered: U.S. Treasury Bills 1/16/25-5/15/25. U.S. Treasury Notes 0.25%-
4.875%, 4/30/25-5/15/34. U.S.Treasury Bonds 1.125%-4.625%, 8/15/40-8/15/54.
U.S. Treasury Inflation Indexed Notes 0.125%-1.375%, 7/15/26-7/15/33. Total
collateral value is $255,062,775.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the year ended December 31, 2024. Further detail on these holdings and related activity during the year appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 19.1%
Consumer Discretionary 1.0%
The Gap, Inc.	$562,025,253	$—	$(123,153,333)	$4,022,886	$83,358,810	$526,253,616	$14,751,322
VF Corp.	390,391,400	99,838,948	(575,484)	213,251	97,584,363	587,452,478	9,469,233
						1,113,706,094
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 2

Portfolio of Investments  December 31, 2024
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Consumer Staples 0.6%
Molson Coors Beverage Co., Class B	$656,619,563	$—	$(653,449)	$302,815	$(41,991,984)	$614,276,945	$18,880,092
Energy 2.3%
Occidental Petroleum Corp.	3,241,705,221	—	(345,891,113)	(83,457,443)	(463,107,521)	2,349,249,144	46,352,439
Occidental Petroleum Corp., Warrant(a)	370,178,129	—	(245,290)	198,265	(108,425,003)	261,706,101	—
						2,610,955,245
Financials 3.1%
Brighthouse Financial, Inc.(a)	351,519,142	—	(78,246,580)	(639,042)	(28,992,943)	243,640,577	—
Fidelity National Information Services, Inc.	1,471,739,028	201,992,045	(407,268,243)	(53,150,655)	642,943,965	—(b)	38,226,276
MetLife, Inc.	2,517,155,258	182,779,534	(71,509,231)	6,363,065	619,150,577	3,253,939,203	86,285,583
						3,497,579,780
Health Care 6.7%
Avantor, Inc.(a)	923,766,066	573,285,939	(1,489,411)	298,563	(87,516,757)	1,408,344,400	—
Baxter International, Inc.	698,736,974	574,807,811	(1,036,944)	(50,274)	(272,001,295)	1,000,456,272	24,621,504
BioMarin Pharmaceutical, Inc.(a)	859,490,291	57,289,717	(640,297)	5,016	(273,987,276)	642,157,451	—
Elanco Animal Health, Inc.(a)	825,407,850	—	(667,920)	95,496	(154,652,283)	670,183,143	—
Humana, Inc.	—	2,096,637,866	(1,809,192)	290,385	(364,004,987)	1,731,114,072	11,514,696
Incyte Corp.(a)	636,478,872	—	(28,838,878)	(6,783,054)	69,496,972	670,353,912	—
Zimmer Biomet Holdings, Inc.	918,299,520	587,897,457	(1,334,250)	40,654	(182,035,513)	1,322,867,868	10,836,456
						7,445,477,118
Industrials 2.8%
Johnson Controls International PLC	1,819,119,380	599,868,736	(152,431,942)	39,091,594	846,225,799	3,151,873,567	59,785,624
Information Technology 0.0%
Coherent Corp.(a)	453,142,947	—	(255,642,715)	19,593,856	408,805,968	—(b)	—
Juniper Networks, Inc.	787,713,412	—	(1,038,458,074)	330,163,913	(79,419,251)	—	17,635,375
						—
Materials 1.8%
Celanese Corp.	690,168,766	366,074,864	(514,350)	212,216	(442,565,587)	613,375,909	12,437,874
International Flavors & Fragrances, Inc.	431,788,962	864,399,597	(1,354,700)	357,746	66,561,902	1,361,753,507	23,016,438
						1,975,129,416
Real Estate 0.8%
Sun Communities, Inc. REIT	—	904,634,623	(769,860)	6,296	(37,793,349)	866,077,710	17,885,944
				$257,175,549	$297,634,607	$21,275,075,875	$391,698,856
(a)	Non-income producing
(b)	Company was not an affiliate at period end
PAGE 3 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $52,521,847,063)	$90,333,465,910
Affiliated issuers (cost $20,441,690,447)	21,275,075,875
111,608,541,785
Cash	15,353
Receivable for investments sold	11,209,767
Receivable for Fund shares sold	155,888,997
Dividends and interest receivable	134,068,259
Expense reimbursement receivable	1,800,562
Prepaid expenses and other assets	16,359,047
111,927,883,770
Liabilities:
Payable for investments purchased	34,366,568
Payable for Fund shares redeemed	193,785,446
Management fees payable	46,667,776
Accrued expenses	3,673,983
278,493,773
Net Assets	$111,649,389,997
Net Assets Consist of:
Paid in capital	$71,499,282,049
Distributable earnings	40,150,107,948
$111,649,389,997
Class I
Total net assets	$65,872,401,815
Shares outstanding	256,138,223
Net asset value per share	$257.18
Class X
Total net assets	$45,776,988,182
Shares outstanding	177,991,845
Net asset value per share	$257.19

Statement of Operations
Year Ended December 31, 2024
Investment Income:
Dividends (net of foreign taxes of $46,675,668)
Unaffiliated issuers	$1,675,313,982
Affiliated issuers	391,698,856
Interest	133,265,784
2,200,278,622
Expenses:
Investment advisory fees	440,578,199
Administrative services fees
Class I	66,373,314
Class X	21,885,618
Custody and fund accounting fees	1,042,264
Professional services	492,815
Shareholder reports	1,765,617
Registration fees	698,806
Trustees fees	443,619
Shareholder meeting fees	1,542,673
Miscellaneous	5,902,275
Total expenses	540,725,200
Expenses reimbursed by investment manager	(21,692,463)
Net expenses	519,032,737
Net Investment Income	1,681,245,885
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (Note 5)	6,693,698,657
Investments in securities of affiliated issuers (Note 5)	257,175,549
Foreign currency transactions	213,223
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	5,809,364,861
Investments in securities of affiliated issuers	297,634,607
Foreign currency translation	(39,965)
Net realized and unrealized gain	13,058,046,932
Net Change in Net Assets From Operations	$14,739,292,817
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 4

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$1,681,245,885	$1,478,824,425
Net realized gain (loss)	6,951,087,429	4,249,251,192
Net change in unrealized appreciation/depreciation	6,106,959,503	9,436,639,820
	14,739,292,817	15,164,715,437
Distributions to Shareholders:
Class I	(5,243,736,541)	(2,477,512,393)
Class X	(3,559,850,637)	(1,289,661,308)
Total distributions	(8,803,587,178)	(3,767,173,701)
Fund Share Transactions:
Class I
Proceeds from sales of shares	7,662,859,222	7,556,775,741
Reinvestment of distributions	4,873,822,809	2,304,613,630
Cost of shares redeemed	(14,016,514,361)	(21,178,444,866)
Class X
Proceeds from sales of shares	8,850,776,879	15,020,184,222
Reinvestment of distributions	3,534,578,858	1,281,316,246
Cost of shares redeemed	(6,225,063,059)	(3,733,525,132)
Net change from Fund share transactions	4,680,460,348	1,250,919,841
Total change in net assets	10,616,165,987	12,648,461,577
Net Assets:
Beginning of year	101,033,224,010	88,384,762,433
End of year	$111,649,389,997	$101,033,224,010
Share Information:
Class I
Shares sold	29,618,190	33,428,803
Distributions reinvested	19,081,964	10,106,217
Shares redeemed	(53,925,254)	(94,558,335)
Net change in shares outstanding	(5,225,100)	(51,023,315)
Class X
Shares sold	34,371,731	67,098,552
Distributions reinvested	13,834,478	5,562,540
Shares redeemed	(23,674,847)	(16,537,005)
Net change in shares outstanding	24,531,362	56,124,087
PAGE 5 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Stock Fund (the "Fund") is one of the series constituting the Dodge & Cox Funds (the "Trust" or the "Funds"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 4, 1965, and seeks long-term growth of principal and income. Risk considerations and investment strategies of the Fund are discussed in the Fund's Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations.
The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends
Dodge & Cox Stock Fund ■ PAGE 6

Notes to Financial Statements
and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  During the year, the Fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures. Adoption of the ASU impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$12,903,787,179	$—
Consumer Discretionary	6,081,629,191	—
Consumer Staples	3,350,360,213	—
Energy	6,268,358,546	—
Financials	26,871,744,432	—
Health Care	24,822,784,050	—
Industrials	13,785,473,219	972,991,052
Information Technology	7,287,847,386	—
Materials	4,067,518,230	—
Real Estate	2,349,371,147	—
Utilities	1,542,868,869	—
Short-Term Investments
Repurchase Agreements	—	643,543,641
Money Market Fund	660,264,630	—
Total Securities	$109,992,007,092	$1,616,534,693
PAGE 7 ■ Dodge & Cox Stock Fund

Notes to Financial Statements
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 0.75% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.41% through April 30, 2026. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the year ended December 31, 2024, Dodge & Cox reimbursed expenses of $21,692,463.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differ ences are primarily due to differing treatments of redemptions in-kind, wash sales, foreign currency realized gain (loss), certain corporate action transactions, REITs, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$964,094,723	$980,642,145
Long-term capital gain	$4,279,641,818	$1,496,870,248
Class X
Ordinary income	$684,236,601	$514,452,999
Long-term capital gain	$2,875,614,036	$775,208,309
At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$17,847,319
Undistributed long-term capital gain	1,363,724,106
Net unrealized appreciation	38,768,536,523
Total distributable earnings	$40,150,107,948
At December 31, 2024, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$72,839,952,200
Unrealized appreciation	42,673,976,686
Unrealized depreciation	(3,905,387,101)
Net unrealized appreciation	38,768,589,585
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the year ended December 31, 2024, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $103,142,474 attributable to the redemptions in-kind: $94,941,744 from unaffiliated issuers and $8,200,730 from affiliated issuers. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
Dodge & Cox Stock Fund ■ PAGE 8

Notes to Financial Statements
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2024, the Fund’s commitment fee amounted to $524,645 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 7: Purchases and Sales of Investments
For the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, aggregated $16,581,353,762 and $16,630,967,244, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 9 ■ Dodge & Cox Stock Fund

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of year	$243.55	$215.71	$245.26	$192.56	$193.76
Income from investment operations:
Net investment income	3.90	3.61	3.24	2.90	3.41 (a)
Net realized and unrealized gain (loss)	30.81	33.39	(20.99)	57.69	8.60
Total from investment operations	34.71	37.00	(17.75)	60.59	12.01
Distributions to shareholders from:
Net investment income	(3.83)	(3.54)	(3.08)	(3.07)	(3.36)
Net realized gain	(17.25)	(5.62)	(8.72)	(4.82)	(9.85)
Total distributions	(21.08)	(9.16)	(11.80)	(7.89)	(13.21)
Net asset value, end of year	$257.18	$243.55	$215.71	$245.26	$192.56
Total return	14.52%	17.49%	(7.22)%	31.68%	7.16%
Ratios/supplemental data:
Net assets, end of year (millions)	$65,872	$63,656	$67,386	$96,695	$70,674
Ratio of expenses to average net assets	0.51%	0.51%	0.51%	0.52%	0.52%
Ratio of net investment income to average net assets	1.49%	1.57%	1.43%	1.25%	1.98%(a)
Portfolio turnover rate	15%	12%	16%	10%	21%
Class X(b)
Net asset value, beginning of year	$243.56	$215.73	$227.09
Income from investment operations:
Net investment income	4.16	3.63	2.15
Net realized and unrealized gain (loss)	30.81	33.60	(3.81)
Total from investment operations	34.97	37.23	(1.66)
Distributions to shareholders from:
Net investment income	(4.09)	(3.78)	(2.45)
Net realized gain	(17.25)	(5.62)	(7.25)
Total distributions	(21.34)	(9.40)	(9.70)
Net asset value, end of year	$257.19	$243.56	$215.73
Total return	14.63%	17.59%	(0.61)%
Ratios/supplemental data:
Net assets, end of period (millions)	$45,777	$37,377	$20,998
Ratio of expenses to average net assets	0.41%	0.41%	0.41%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.46%	0.46%	0.46%(c)
Ratio of net investment income to average net assets	1.58%	1.68%	1.45%(c)
Portfolio turnover rate	15%	12%	16%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.20 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(c)	Annualized
See accompanying Notes to Financial Statements
Dodge & Cox Stock Fund ■ PAGE 10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2025
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
PAGE 11 ■ Dodge & Cox Stock Fund

Special 2024 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
The Fund designates $7,345,344,297 as long-term capital gain distributions in 2024.
The Fund designates up to a maximum amount of $2,076,284,050 of its distributions paid to shareholders in 2024 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 84% of its ordinary dividends paid to shareholders in 2024 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.

Proxy Disclosures (unaudited)
A special meeting of shareholders was held on October 24, 2024. At the meeting, proposals to (1) elect Trustees to the Board of Trustees and (2) amend the investment objective of the Dodge & Cox Balanced Fund were approved. The following is a report of the total votes cast by the Trust's shareholders for Proposal 1 and the Balanced Fund's shareholders for Proposal 2.
PROPOSAL 1	AFFIRMATIVE	WITHHOLD	TOTAL
Elect Trustees to the Board of Trustees:
Luis Borgen	4,889,373,965.10	57,350,013.75	4,946,723,978.85
Diana F. Cantor	4,900,184,155.47	46,539,823.38	4,946,723,978.85
Dana M. Emery	4,862,606,665.79	84,117,313.06	4,946,723,978.85
Caroline M. Hoxby	4,893,694,960.75	53,029,018.10	4,946,723,978.85
Lucinda I. Johns	4,871,999,924.44	74,724,054.42	4,946,723,978.85
Roger G. Kuo	4,872,141,662.10	74,582,316.75	4,946,723,978.85
Ann Mather	4,857,901,871.86	88,822,106.99	4,946,723,978.85
Jennifer A. Nason	4,870,025,049.79	76,698,929.06	4,946,723,978.85
Gabriela Franco Parcella	4,894,754,498.38	51,969,480.47	4,946,723,978.85
Shawn Purvis	4,892,479,340.78	54,244,638.07	4,946,723,978.85
Gary Roughead	4,846,739,035.09	99,984,943.76	4,946,723,978.85
Mark E. Smith	4,847,396,004.11	99,327,974.74	4,946,723,978.85
PROPOSAL 2	AFFIRMATIVE	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amend the investment objective of the Dodge & Cox Balanced Fund.	63,290,790.51	2,904,460.04	2,638,321.38	16,155,359.00	84,988,930.93
Dodge & Cox Stock Fund ■ PAGE 12

2024
December 31, 2024

Financial Statements and Other Information

Global Stock Fund | Class I (dodwx) | Class X (doxwx)
ESTABLISHED 2008
12/24 GSF AR

Consolidated Portfolio of Investments  December 31, 2024
Common Stocks: 94.7%
	Shares	Value
Communication Services: 10.3%
Media & Entertainment: 9.8%
Alphabet, Inc., Class C (United States)	1,660,080	$316,145,635
Baidu, Inc. ADR, Class A(a) (China)	812,600	68,510,306
Charter Communications, Inc., Class A(a) (United States)	825,997	283,126,992
Comcast Corp., Class A (United States)	5,460,400	204,928,812
EchoStar Corp., Class A(a) (United States)	502,655	11,510,799
Grupo Televisa SAB ADR (Mexico)	9,665,600	16,238,208
Meta Platforms, Inc., Class A (United States)	192,900	112,944,879
Tencent Holdings, Ltd. (China)	1,221,500	65,278,521
		1,078,684,152
Telecommunication Services: 0.5%
Deutsche Telekom AG (Germany)	1,826,200	54,652,987
		1,133,337,139
Consumer Discretionary: 8.1%
Automobiles & Components: 0.4%
Stellantis NV (Netherlands)	3,211,123	42,143,751
Consumer Discretionary Distribution & Retail: 4.8%
Alibaba Group Holding, Ltd. ADR (China)	1,745,100	147,967,029
Amazon.com, Inc.(a) (United States)	918,500	201,509,715
Coupang, Inc., Class A(a) (South Korea)	3,250,957	71,456,035
JD.com, Inc. ADR, Class A (China)	1,496,646	51,888,717
Prosus NV, Class N (China)	1,420,817	56,346,844
		529,168,340
Consumer Durables & Apparel: 0.9%
adidas AG (Germany)	135,800	33,348,249
VF Corp. (United States)	3,257,600	69,908,096
		103,256,345
Consumer Services: 2.0%
Booking Holdings, Inc. (United States)	32,300	160,479,966
Entain PLC (United Kingdom)	6,881,690	58,938,797
Ollamani SAB(a) (Mexico)	1,786,800	3,033,558
		222,452,321
		897,020,757
Consumer Staples: 3.5%
Food, Beverage & Tobacco: 1.4%
Anheuser-Busch InBev SA/NV (Belgium)	3,078,000	154,011,197
Household & Personal Products: 2.1%
Haleon PLC (United Kingdom)	37,074,500	174,643,960
Reckitt Benckiser Group PLC (United Kingdom)	940,050	56,786,988
		231,430,948
		385,442,145
Energy: 4.0%
BP PLC (United Kingdom)	10,473,600	51,610,342
Occidental Petroleum Corp. (United States)	3,037,963	150,105,752
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	25,881,710

	Shares	Value
Suncor Energy, Inc. (Canada)	3,173,700	$113,237,616
TotalEnergies SE (France)	1,735,300	96,428,699
		437,264,119
Financials: 22.9%
Banks: 9.0%
Axis Bank, Ltd. (India)	12,849,400	160,077,864
Banco Santander SA (Spain)	33,988,394	157,208,561
Barclays PLC (United Kingdom)	38,682,000	129,539,756
BNP Paribas SA, Class A (France)	2,973,100	182,083,297
Credicorp, Ltd. (Peru)	659,900	120,972,868
HDFC Bank, Ltd. (India)	11,657,000	241,006,639
		990,888,985
Financial Services: 9.9%
Fidelity National Information Services, Inc. (United States)	1,696,800	137,050,536
Fiserv, Inc.(a) (United States)	1,336,700	274,584,914
LPL Financial Holdings, Inc. (United States)	61,166	19,971,311
The Bank of New York Mellon Corp. (United States)	1,137,400	87,386,442
The Charles Schwab Corp. (United States)	4,679,600	346,337,196
UBS Group AG (Switzerland)	4,079,200	124,390,317
XP, Inc., Class A (Brazil)	9,259,667	109,727,054
		1,099,447,770
Insurance: 4.0%
Aegon, Ltd. (Netherlands)	8,031,592	47,531,653
AIA Group, Ltd. (Hong Kong)	14,511,200	104,973,004
Aviva PLC (United Kingdom)	13,968,343	81,968,139
MetLife, Inc. (United States)	1,082,100	88,602,348
Prudential PLC (Hong Kong)	14,608,400	116,463,779
		439,538,923
		2,529,875,678
Health Care: 20.1%
Health Care Equipment & Services: 8.6%
Baxter International, Inc. (United States)	2,960,900	86,339,844
CVS Health Corp. (United States)	3,832,500	172,040,925
Fresenius Medical Care AG (Germany)	3,189,700	145,232,314
GE HealthCare Technologies, Inc. (United States)	1,132,700	88,554,486
Humana, Inc. (United States)	641,000	162,628,110
The Cigna Group (United States)	280,238	77,384,921
UnitedHealth Group, Inc. (United States)	160,600	81,241,116
Zimmer Biomet Holdings, Inc. (United States)	1,300,200	137,340,126
		950,761,842
Pharmaceuticals, Biotechnology & Life Sciences: 11.5%
Alnylam Pharmaceuticals, Inc.(a) (United States)	273,141	64,272,809
Avantor, Inc.(a) (United States)	5,158,800	108,695,916
Bayer AG (Germany)	5,414,120	108,291,603
BioMarin Pharmaceutical, Inc.(a) (United States)	800,500	52,616,865
Elanco Animal Health, Inc.(a) (United States)	3,724,100	45,098,851
GSK PLC (United Kingdom)	16,127,420	270,128,702
Incyte Corp.(a) (United States)	848,380	58,597,607
Neurocrine Biosciences, Inc.(a) (United States)	176,463	24,087,199
PAGE 1 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2024
Common Stocks (continued)
	Shares	Value
Novartis AG (Switzerland)	406,200	$39,532,294
Regeneron Pharmaceuticals, Inc.(a) (United States)	112,652	80,245,399
Roche Holding AG (Switzerland)	465,300	130,241,251
Sanofi SA (France)	3,003,457	290,445,704
		1,272,254,200
		2,223,016,042
Industrials: 11.4%
Capital Goods: 7.2%
Ashtead Group PLC (United Kingdom)	1,985,900	122,831,898
Daikin Industries, Ltd. (Japan)	744,000	87,163,821
Fortive Corp. (United States)	624,598	46,844,850
Johnson Controls International PLC (United States)	2,864,203	226,071,543
Mitsubishi Electric Corp. (Japan)	4,932,000	83,591,848
RTX Corp. (United States)	2,020,100	233,765,972
		800,269,932
Transportation: 4.2%
DHL Group (Germany)	2,737,700	96,375,337
FedEx Corp. (United States)	747,600	210,322,308
Norfolk Southern Corp. (United States)	665,100	156,098,970
		462,796,615
		1,263,066,547
Information Technology: 4.9%
Semiconductors & Semiconductor Equipment: 2.7%
Infineon Technologies AG (Germany)	4,137,900	134,403,224
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5,000,400	163,280,623
		297,683,847
Software & Services: 1.1%
Microsoft Corp. (United States)	287,000	120,970,500
Technology, Hardware & Equipment: 1.1%
Coherent Corp.(a) (United States)	476,419	45,131,172
TE Connectivity PLC (Switzerland)	551,015	78,778,614
		123,909,786
		542,564,133
Materials: 8.0%
Air Products & Chemicals, Inc. (United States)	378,200	109,693,128
Akzo Nobel NV (Netherlands)	2,287,300	137,338,716
Celanese Corp. (United States)	934,000	64,642,140
Cemex SAB de CV ADR (Mexico)	7,462,867	42,090,570
Glencore PLC (Australia)	26,431,800	116,217,215
Holcim AG (Switzerland)	511,562	49,050,876
International Flavors & Fragrances, Inc. (United States)	1,881,227	159,057,743
LyondellBasell Industries NV, Class A (United States)	1,157,500	85,967,525
Mitsubishi Chemical Group Corp. (Japan)	8,145,000	40,986,703
Nutrien, Ltd. (Canada)	1,784,400	79,851,900
		884,896,516
Real Estate: 0.8%
Equity Real Estate Investment Trusts (Reits): 0.8%
SBA Communications Corp. REIT, Class A (United States)	411,500	83,863,700

	Shares	Value
Utilities: 0.7%
American Electric Power Co., Inc. (United States)	846,800	$78,100,364
Total Common Stocks (Cost $8,645,011,647)		$10,458,447,140
Preferred Stocks: 1.5%
	Shares	Value
Financials: 1.0%
Banks: 1.0%
Itau Unibanco Holding SA, Pfd (Brazil)	22,792,593	$113,317,943
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,811,630	54,328,457
Total Preferred Stocks (Cost $132,128,329)		$167,646,400
Short-Term Investments: 3.9%
	Par Value/ Shares	Value
Government: 1.2%
Canadian Treasury Bill 0.000%, dated 1/3/24, due 1/3/25, maturity value $132,143,748	CAD 190,000,000	$132,143,748
Repurchase Agreements: 1.9%
Fixed Income Clearing Corp.(b) 4.43%, dated 12/31/24, due 1/2/25, maturity value $201,049,468	$201,000,000	201,000,000
Fixed Income Clearing Corp.(b) 1.80%, dated 12/31/24, due 1/2/25, maturity value $11,048,880	11,047,775	11,047,775
		212,047,775
Money Market Fund: 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class	81,421,197	81,421,197
Total Short-Term Investments (Cost $425,827,144)		$425,612,720
Total Investments In Securities (Cost $9,202,967,120)	100.1%	$11,051,706,260
Other Assets Less Liabilities	(0.1)%	(8,508,785)
Net Assets	100.0%	$11,043,197,475
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 4.375%-4.50%, 7/15/26-5/15/41. Total collateral value is $216,288,831.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments  December 31, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index— Long Position	2,686	3/21/25	$304,525,250	$(5,044,866)
MSCI Emerging Markets Index— Long Position	797	3/21/25	42,790,930	(1,058,995)
				$(6,103,861)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CAD: Canadian Dollar
Barclays	1/3/25	USD	34,369	CAD	49,400	$1
Citibank	1/3/25	USD	132,159,342	CAD	189,950,600	10,430
CNH: Chinese Yuan Renminbi
HSBC	1/9/25	USD	5,468,457	CNH	38,233,809	258,084
HSBC	1/9/25	USD	5,471,506	CNH	38,233,789	261,136
JPMorgan	1/9/25	USD	5,468,527	CNH	38,233,751	258,162
JPMorgan	1/9/25	USD	5,466,346	CNH	38,233,809	255,973
Morgan Stanley	1/9/25	CNH	47,000,000	USD	6,445,155	(40,155)
State Street	1/9/25	CNH	15,000,000	USD	2,112,796	(68,647)
UBS	1/9/25	USD	5,471,349	CNH	38,233,789	260,979
UBS	1/9/25	CNH	91,000,000	USD	12,831,721	(430,552)
Citibank	1/16/25	USD	4,501,467	CNH	31,154,200	255,543
Standard Chartered	1/16/25	CNH	124,688,484	USD	17,261,744	(268,281)
UBS	1/16/25	USD	4,508,626	CNH	31,229,000	252,509
UBS	1/16/25	USD	4,498,153	CNH	31,154,200	252,229
UBS	1/16/25	USD	4,502,780	CNH	31,151,084	257,281
UBS	2/13/25	USD	11,428,774	CNH	80,470,000	455,293
UBS	2/13/25	USD	7,198,896	CNH	50,580,886	301,315
HSBC	3/13/25	USD	591,731	CNH	4,155,014	24,583
HSBC	3/13/25	USD	591,696	CNH	4,155,007	24,549
State Street	3/13/25	USD	591,882	CNH	4,155,012	24,734
State Street	3/13/25	USD	591,756	CNH	4,155,015	24,608
UBS	3/13/25	USD	591,604	CNH	4,155,012	24,456
UBS	3/13/25	USD	3,551,082	CNH	24,912,974	150,530
HSBC	3/20/25	USD	9,389,790	CNH	66,660,000	288,498
HSBC	3/20/25	USD	6,526,789	CNH	46,193,998	219,782
JPMorgan	3/20/25	USD	6,533,861	CNH	46,233,600	221,447
UBS	3/20/25	USD	9,385,778	CNH	66,670,000	283,121
UBS	3/20/25	USD	9,382,344	CNH	66,670,000	279,687
HSBC	4/10/25	USD	5,850,645	CNH	40,666,666	293,140
State Street	4/10/25	USD	5,630,734	CNH	39,786,201	193,553
UBS	4/10/25	USD	5,629,220	CNH	39,786,201	192,039
Barclays	4/17/25	USD	3,871,428	CNH	27,477,849	114,786
Barclays	4/17/25	USD	3,870,180	CNH	27,477,891	113,532
JPMorgan	4/17/25	USD	3,869,197	CNH	27,477,876	112,551
UBS	4/17/25	USD	3,871,707	CNH	27,477,891	115,059
UBS	4/17/25	USD	3,869,960	CNH	27,477,876	113,314
Bank of America	5/22/25	USD	5,849,818	CNH	41,187,985	207,370
State Street	5/22/25	USD	5,840,362	CNH	41,187,986	197,914
UBS	5/22/25	USD	5,839,032	CNH	41,187,944	196,589
UBS	5/22/25	USD	5,839,040	CNH	41,188,007	196,590
UBS	5/22/25	USD	5,838,378	CNH	41,188,007	195,927
HSBC	6/12/25	USD	3,719,091	CNH	26,276,490	115,021
JPMorgan	6/12/25	USD	7,950,150	CNH	55,500,000	337,799
UBS	6/12/25	USD	7,951,631	CNH	55,500,000	339,280
UBS	6/12/25	USD	2,870,470	CNH	20,000,000	127,281
HSBC	6/26/25	USD	2,866,563	CNH	19,998,000	121,418
HSBC	6/26/25	USD	2,867,815	CNH	20,001,000	122,258
UBS	6/26/25	USD	2,868,144	CNH	20,001,000	122,587
Citibank	7/10/25	USD	5,911,801	CNH	40,666,688	324,710
HSBC	7/10/25	USD	15,506,390	CNH	110,332,613	348,077
HSBC	7/10/25	USD	15,504,864	CNH	110,332,613	346,552
HSBC	7/10/25	USD	2,874,472	CNH	20,000,000	126,724
UBS	7/17/25	USD	8,717,202	CNH	60,500,000	401,594
PAGE 3 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	7/17/25	USD	8,692,779	CNH	60,500,000	$377,170
JPMorgan	8/14/25	USD	7,682,042	CNH	53,776,601	277,473
UBS	8/14/25	USD	7,672,347	CNH	53,776,628	267,773
UBS	8/14/25	USD	7,672,139	CNH	53,776,628	267,565
UBS	8/14/25	USD	7,680,937	CNH	53,776,547	276,375
HSBC	9/11/25	USD	7,346,737	CNH	51,012,071	310,369
HSBC	9/11/25	USD	7,345,629	CNH	51,009,520	309,613
State Street	9/11/25	USD	7,338,497	CNH	51,012,072	302,128
UBS	9/11/25	USD	7,344,260	CNH	51,004,420	308,947
UBS	9/11/25	USD	7,344,043	CNH	51,009,521	308,026
Bank of America	9/25/25	USD	5,897,053	CNH	40,666,667	282,705
HSBC	9/25/25	USD	5,930,942	CNH	40,666,687	316,591
UBS	9/25/25	USD	5,911,448	CNH	40,666,626	297,106
UBS	9/25/25	USD	5,898,678	CNH	40,666,666	284,330
HSBC	10/16/25	USD	6,256,326	CNH	43,512,744	241,011
HSBC	10/16/25	USD	12,516,250	CNH	87,025,489	485,622
JPMorgan	10/16/25	USD	6,247,971	CNH	43,512,745	232,657
TWD: Taiwan Dollar
Bank of America	1/21/25	USD	4,087,514	TWD	132,819,277	49,700
HSBC	1/21/25	TWD	265,000,000	USD	8,153,595	(97,379)
State Street	1/21/25	USD	4,067,975	TWD	132,180,723	49,574
Citibank	2/27/25	USD	3,454,621	TWD	110,005,500	106,133
Citibank	2/27/25	USD	2,829,440	TWD	90,004,500	89,768
HSBC	2/27/25	USD	2,279,277	TWD	72,079,862	85,218
JPMorgan	2/27/25	USD	2,887,156	TWD	91,791,360	93,093
Citibank	3/13/25	USD	3,459,836	TWD	110,005,500	108,630
HSBC	3/13/25	USD	2,725,133	TWD	86,337,650	94,943
UBS	3/13/25	USD	2,548,644	TWD	81,008,640	80,797
HSBC	3/27/25	USD	3,471,674	TWD	110,000,000	117,938
HSBC	3/27/25	USD	3,059,298	TWD	97,200,000	95,815
JPMorgan	3/27/25	USD	2,721,010	TWD	86,337,650	88,704
Bank of America	4/10/25	USD	2,724,724	TWD	86,324,700	90,526
Barclays	4/10/25	USD	3,481,013	TWD	110,000,000	124,363
JPMorgan	4/10/25	USD	2,852,758	TWD	90,004,500	106,271
Bank of America	4/17/25	USD	3,479,013	TWD	109,989,000	120,853
HSBC	4/17/25	USD	2,285,808	TWD	71,984,653	87,988
HSBC	4/17/25	USD	2,854,592	TWD	89,991,000	107,006
Bank of America	5/15/25	USD	2,222,578	TWD	68,326,500	131,846
Barclays	5/15/25	USD	2,357,871	TWD	72,492,750	139,656
HSBC	5/15/25	USD	2,223,056	TWD	68,336,750	132,011
JPMorgan	5/15/25	USD	2,363,874	TWD	72,500,000	145,436
Bank of America	6/26/25	USD	2,365,611	TWD	72,503,625	139,698
Barclays	6/26/25	USD	2,232,352	TWD	68,336,750	134,364
JPMorgan	6/26/25	USD	2,362,836	TWD	72,503,625	136,922
JPMorgan	7/24/25	USD	2,213,729	TWD	69,500,035	75,323
JPMorgan	7/24/25	USD	2,213,374	TWD	69,499,930	74,971
UBS	7/24/25	USD	2,208,803	TWD	69,500,000	70,398
UBS	7/24/25	USD	2,214,082	TWD	69,500,035	75,676
Bank of America	8/14/25	USD	5,807,694	TWD	178,000,000	321,861
HSBC	8/14/25	USD	2,051,357	TWD	63,750,032	86,627
HSBC	8/14/25	USD	2,065,513	TWD	63,750,000	100,784
JPMorgan	8/14/25	USD	2,052,147	TWD	63,749,936	87,419
JPMorgan	8/14/25	USD	2,051,687	TWD	63,750,032	86,957
HSBC	12/18/25	USD	8,364,635	TWD	265,000,000	116,140
Unrealized gain on currency forward contracts						18,619,465
Unrealized loss on currency forward contracts						(905,014)
Net unrealized gain on currency forward contracts						$17,714,451
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 4

Consolidated
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in securities, at value (cost $9,202,967,120)	$11,051,706,260
Unrealized appreciation on currency forward contracts	18,619,465
Cash	100
Cash denominated in foreign currency (cost $11,522)	11,489
Deposits with broker for futures contracts	11,035,230
Receivable for investments sold	1,155,486
Receivable for Fund shares sold	5,931,158
Dividends and interest receivable	20,584,747
Expense reimbursement receivable	38,016
Prepaid expenses and other assets	21,290
11,109,103,241
Liabilities:
Unrealized depreciation on currency forward contracts	905,014
Cash received as collateral for currency forward contracts	15,650,000
Payable for variation margin for futures contracts	401,097
Payable for investments purchased	6,323,880
Payable for Fund shares redeemed	18,223,884
Deferred foreign capital gains tax	18,419,900
Management fees payable	5,656,164
Accrued expenses	325,827
65,905,766
Net Assets	$11,043,197,475
Net Assets Consist of:
Paid in capital	$9,081,227,112
Distributable earnings	1,961,970,363
$11,043,197,475
Class I
Total net assets	$9,978,752,212
Shares outstanding	728,052,224
Net asset value per share	$13.71
Class X
Total net assets	$1,064,445,263
Shares outstanding	77,644,013
Net asset value per share	$13.71
Consolidated
Statement of Operations
Year Ended December 31, 2024
Investment Income:
Dividends (net of foreign taxes of $10,382,675)	$255,948,996
Interest	12,789,874
268,738,870
Expenses:
Investment advisory fees	56,456,407
Administrative services fees
Class I	10,440,745
Class X	425,268
Custody and fund accounting fees	661,075
Professional services	328,892
Shareholder reports	94,907
Registration fees	99,643
Trustees fees	443,619
Shareholder meeting fees	132,345
Miscellaneous	299,767
Total expenses	69,382,668
Expenses reimbursed by investment manager	(403,829)
Net expenses	68,978,839
Net Investment Income	199,760,031
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $7,013,698)	1,097,088,354
Futures contracts	(2,252,006)
Currency forward contracts	10,913,899
Foreign currency transactions	(569,736)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $432,423)	(743,434,968)
Futures contracts	(13,179,708)
Currency forward contracts	14,964,944
Foreign currency translation	(827,666)
Net realized and unrealized gain	362,703,113
Net Change in Net Assets From Operations	$562,463,144
PAGE 5 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$199,760,031	$189,974,405
Net realized gain (loss)	1,105,180,511	399,264,728
Net change in unrealized appreciation/depreciation	(742,477,398)	1,323,698,017
	562,463,144	1,912,937,150
Distributions to Shareholders:
Class I	(1,237,415,376)	(163,404,362)
Class X	(134,377,211)	(11,338,734)
Total distributions	(1,371,792,587)	(174,743,096)
Fund Share Transactions:
Class I
Proceeds from sales of shares	1,165,945,899	1,206,887,647
Reinvestment of distributions	1,190,983,281	154,932,256
Cost of shares redeemed	(1,893,803,083)	(2,480,882,522)
Class X
Proceeds from sales of shares	524,223,367	269,277,877
Reinvestment of distributions	134,377,211	11,338,736
Cost of shares redeemed	(155,142,907)	(84,482,704)
Net change from Fund share transactions	966,583,768	(922,928,710)
Total change in net assets	157,254,325	815,265,344
Net Assets:
Beginning of year	10,885,943,150	10,070,677,806
End of year	$11,043,197,475	$10,885,943,150
Share Information:
Class I
Shares sold	77,216,237	86,801,380
Distributions reinvested	87,060,181	10,532,444
Shares redeemed	(121,030,286)	(180,145,653)
Net change in shares outstanding	43,246,132	(82,811,829)
Class X
Shares sold	32,712,949	19,250,292
Distributions reinvested	9,815,720	770,818
Shares redeemed	(9,739,658)	(6,071,132)
Net change in shares outstanding	32,789,011	13,949,978
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 6

Notes to Consolidated Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2008, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of U.S. and foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
PAGE 7 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At December 31, 2024, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  During the year, the Fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures. Adoption of the ASU impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
Dodge & Cox Global Stock Fund ■ PAGE 8

Notes to Consolidated Financial Statements
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,013,405,631	$119,931,508
Consumer Discretionary	706,243,116	190,777,641
Consumer Staples	—	385,442,145
Energy	289,225,078	148,039,041
Financials	1,184,632,669	1,345,243,009
Health Care	1,239,144,174	983,871,868
Industrials	873,103,643	389,962,904
Information Technology	244,880,286	297,683,847
Materials	541,303,006	343,593,510
Real Estate	83,863,700	—
Utilities	78,100,364	—
Preferred Stocks
Financials	—	113,317,943
Information Technology	—	54,328,457
Short-Term Investments
Government	—	132,143,748
Repurchase Agreements	—	212,047,775
Money Market Fund	81,421,197	—
Total Securities	$6,335,322,864	$4,716,383,396
Other Investments
Futures Contracts
Depreciation	$(6,103,861)	$—
Currency Forward Contracts
Appreciation	—	18,619,465
Depreciation	—	(905,014)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$18,619,465	$18,619,465
Liabilities
Unrealized depreciation on currency forward contracts	$—	$905,014	$905,014
Futures contracts(a)	6,103,861	—	6,103,861
	$6,103,861	$905,014	$7,008,875
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
PAGE 9 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(2,252,006)	$—	(2,252,006)
Currency forward contracts	—	10,913,899	10,913,899
	$(2,252,006)	$10,913,899	$8,661,893
Net change in unrealized appreciation/depreciation
Futures contracts	$(13,179,708)	$—	(13,179,708)
Currency forward contracts	—	14,964,944	14,964,944
	$(13,179,708)	$14,964,944	$1,785,236
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	1-4%
Currency forward contracts	USD total value	2-5%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
Bank of America	$1,344,559	$—	$(1,130,000)	$214,559
Barclays	626,702	—	(570,000)	56,702
Citibank	895,214	—	(670,000)	225,214
HSBC	5,237,498	(97,379)	(4,570,000)	570,119
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
JPMorgan	$2,591,158	$—	$(2,230,000)	$361,158
Morgan Stanley	—	(40,155)	—	(40,155)
Standard Chartered	—	(268,281)	—	(268,281)
State Street	792,511	(68,647)	(510,000)	213,864
UBS	7,131,823	(430,552)	(5,970,000)	731,271
	$18,619,465	$(905,014)	$(15,650,000)	$2,064,451
(a)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.52% through April 30, 2026. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the year ended December 31, 2024, Dodge & Cox reimbursed expenses of $403,829.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its tax
Dodge & Cox Global Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements
able income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$200,679,127	$163,404,362
Long-term capital gain	$1,036,736,249	$—
Class X
Ordinary income	$22,701,142	$11,338,734
Long-term capital gain	$111,676,069	$—
At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$5,807,105
Undistributed long-term capital gain	120,196,964
Net unrealized appreciation	1,835,966,294
Total distributable earnings	$1,961,970,363
At December 31, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$9,208,873,945
Unrealized appreciation	2,705,012,583
Unrealized depreciation	(850,569,678)
Net unrealized appreciation	1,854,442,905
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the
Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2024, the Fund’s commitment fee amounted to $54,048 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 6: Purchases and Sales of Investments
For the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, aggregated $2,973,510,335 and $3,390,921,618, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 11 ■ Dodge & Cox Global Stock Fund

Consolidated Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of year	$14.92	$12.61	$14.44	$13.30	$12.71
Income from investment operations:
Net investment income	0.29	0.25	0.24	0.23	0.17 (a)
Net realized and unrealized gain (loss)	0.47	2.30	(1.10)	2.46	0.59
Total from investment operations	0.76	2.55	(0.86)	2.69	0.76
Distributions to shareholders from:
Net investment income	(0.29)	(0.24)	(0.21)	(0.27)	(0.17)
Net realized gain	(1.68)	—	(0.76)	(1.28)	—
Total distributions	(1.97)	(0.24)	(0.97)	(1.55)	(0.17)
Net asset value, end of year	$13.71	$14.92	$12.61	$14.44	$13.30
Total return	5.10%	20.26%	(5.80)%	20.75%	6.02%
Ratios/supplemental data:
Net assets, end of year (millions)	$9,979	$10,217	$9,681	$10,487	$10,384
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	1.76%	1.79%	1.72%	1.34%	1.57%(a)
Portfolio turnover rate	27%	20%	25%	24%	34%
Class X(b)
Net asset value, beginning of year	$14.92	$12.61	$13.83
Income from investment operations:
Net investment income	0.29	0.26	0.08
Net realized and unrealized gain (loss)	0.48	2.31	(0.32)
Total from investment operations	0.77	2.57	(0.24)
Distributions to shareholders from:
Net investment income	(0.30)	(0.26)	(0.22)
Net realized gain	(1.68)	—	(0.76)
Total distributions	(1.98)	(0.26)	(0.98)
Net asset value, end of year	$13.71	$14.92	$12.61
Total return	5.20%	20.38%	(1.58)%
Ratios/supplemental data:
Net assets, end of period (millions)	$1,064	$669	$390
Ratio of expenses to average net assets	0.52%	0.52%	0.52%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%	0.57%	0.57%(c)
Ratio of net investment income to average net assets	1.84%	1.86%	1.02%(c)
Portfolio turnover rate	27%	20%	25%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.01 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.47%.

(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(c)	Annualized
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox Global Stock Fund ■ PAGE 12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Global Stock Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Dodge & Cox Global Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California

February 19, 2025
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
PAGE 13 ■ Dodge & Cox Global Stock Fund

Special 2024 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
In 2024, the Fund elected to pass through to shareholders foreign source income of $194,375,194 and foreign taxes paid of $17,396,377.
The Fund designates up to a maximum of $278,585,901 of its distributions paid to shareholders in 2024 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 30% of its ordinary dividends paid to shareholders in 2024 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.

Proxy Disclosures (unaudited)
A special meeting of shareholders was held on October 24, 2024. At the meeting, proposals to (1) elect Trustees to the Board of Trustees and (2) amend the investment objective of the Dodge & Cox Balanced Fund were approved. The following is a report of the total votes cast by the Trust's shareholders for Proposal 1 and the Balanced Fund's shareholders for Proposal 2.
PROPOSAL 1	AFFIRMATIVE	WITHHOLD	TOTAL
Elect Trustees to the Board of Trustees:
Luis Borgen	4,889,373,965.10	57,350,013.75	4,946,723,978.85
Diana F. Cantor	4,900,184,155.47	46,539,823.38	4,946,723,978.85
Dana M. Emery	4,862,606,665.79	84,117,313.06	4,946,723,978.85
Caroline M. Hoxby	4,893,694,960.75	53,029,018.10	4,946,723,978.85
Lucinda I. Johns	4,871,999,924.44	74,724,054.42	4,946,723,978.85
Roger G. Kuo	4,872,141,662.10	74,582,316.75	4,946,723,978.85
Ann Mather	4,857,901,871.86	88,822,106.99	4,946,723,978.85
Jennifer A. Nason	4,870,025,049.79	76,698,929.06	4,946,723,978.85
Gabriela Franco Parcella	4,894,754,498.38	51,969,480.47	4,946,723,978.85
Shawn Purvis	4,892,479,340.78	54,244,638.07	4,946,723,978.85
Gary Roughead	4,846,739,035.09	99,984,943.76	4,946,723,978.85
Mark E. Smith	4,847,396,004.11	99,327,974.74	4,946,723,978.85
PROPOSAL 2	AFFIRMATIVE	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amend the investment objective of the Dodge & Cox Balanced Fund.	63,290,790.51	2,904,460.04	2,638,321.38	16,155,359.00	84,988,930.93
Dodge & Cox Global Stock Fund ■ PAGE 14

2024
December 31, 2024

Financial Statements and Other Information

International Stock Fund | Class I (dodfx) | Class X (doxfx)
ESTABLISHED 2001
12/24 ISF AR

Consolidated Portfolio of Investments  December 31, 2024
Common Stocks: 93.2%
	Shares	Value
Communication Services: 4.8%
Media & Entertainment: 2.0%
Baidu, Inc. ADR, Class A(a) (China)	3,758,585	$316,886,301
Grupo Televisa SAB ADR (Mexico)	46,380,780	77,919,710
NetEase, Inc. ADR (China)	2,508,126	223,749,921
Tencent Holdings, Ltd. (China)	6,566,800	350,938,182
		969,494,114
Telecommunication Services: 2.8%
Deutsche Telekom AG (Germany)	29,094,653	870,720,459
Liberty Global, Ltd., Class A(a) (Belgium)	4,612,561	58,856,278
Liberty Global, Ltd., Class C(a) (Belgium)	6,395,068	84,031,194
Millicom International Cellular SA SDR (Guatemala)	8,247,010	202,325,920
Sunrise Communications AG ADR, Class A(a) (Switzerland)	2,201,525	94,841,697
		1,310,775,548
		2,280,269,662
Consumer Discretionary: 11.7%
Automobiles & Components: 1.7%
Honda Motor Co., Ltd. (Japan)	41,879,865	393,791,287
Stellantis NV (Netherlands)	30,000,000	393,729,090
		787,520,377
Consumer Discretionary Distribution & Retail: 5.3%
Alibaba Group Holding, Ltd. ADR (China)	9,565,900	811,092,661
Coupang, Inc., Class A(a) (South Korea)	13,418,100	294,929,838
JD.com, Inc. ADR, Class A (China)	13,335,840	462,353,573
Prosus NV, Class N (China)	23,255,845	922,281,667
		2,490,657,739
Consumer Durables & Apparel: 0.8%
adidas AG (Germany)	646,800	158,833,928
Kering SA (France)	960,300	235,349,799
		394,183,727
Consumer Services: 3.9%
Booking Holdings, Inc. (United States)	174,500	866,989,290
Entain PLC(b) (United Kingdom)	48,734,596	417,391,431
Flutter Entertainment PLC(a) (Ireland)	604,478	156,227,339
Ollamani SAB(a) (Mexico)	11,595,195	19,685,862
Yum China Holdings, Inc. (China)	8,073,100	388,881,227
		1,849,175,149
		5,521,536,992
Consumer Staples: 8.2%
Consumer Staples Distribution & Retail: 0.4%
Seven & i Holdings Co., Ltd. (Japan)	12,725,100	199,476,393
Food, Beverage & Tobacco: 5.0%
Anheuser-Busch InBev SA/NV (Belgium)	13,195,900	660,271,719
Danone SA (France)	7,286,100	490,241,454
Diageo PLC (United Kingdom)	15,674,000	498,070,113
Imperial Brands PLC (United Kingdom)	21,804,597	696,778,955
		2,345,362,241
Household & Personal Products: 2.8%
Beiersdorf AG (Germany)	2,515,000	322,915,078

	Shares	Value
Haleon PLC (United Kingdom)	158,253,904	$745,474,341
Reckitt Benckiser Group PLC (United Kingdom)	4,089,094	247,015,937
		1,315,405,356
		3,860,243,990
Energy: 5.9%
BP PLC (United Kingdom)	63,195,900	311,407,923
Equinor ASA (Norway)	6,092,738	144,006,801
Suncor Energy, Inc. (Canada)	21,668,754	773,141,143
TC Energy Corp. (Canada)	10,528,200	489,877,146
TotalEnergies SE (France)	19,027,870	1,057,357,668
		2,775,790,681
Financials: 20.2%
Banks: 13.3%
Axis Bank, Ltd. (India)	68,557,850	854,093,902
Banco Santander SA (Spain)	276,159,516	1,277,337,203
Barclays PLC (United Kingdom)	353,866,908	1,185,042,988
BNP Paribas SA, Class A (France)	22,470,692	1,376,185,695
Credicorp, Ltd. (Peru)	3,335,080	611,386,866
HDFC Bank, Ltd. (India)	47,325,500	978,447,260
		6,282,493,914
Financial Services: 3.2%
UBS Group AG (Switzerland)	42,679,442	1,301,458,453
XP, Inc., Class A (Brazil)	17,776,502	210,651,549
		1,512,110,002
Insurance: 3.7%
Aegon, Ltd. (Netherlands)	52,466,275	310,499,930
AIA Group, Ltd. (Hong Kong)	49,813,500	360,347,369
Aviva PLC (United Kingdom)	93,673,352	549,687,983
Prudential PLC (Hong Kong)	66,187,447	527,671,766
		1,748,207,048
		9,542,810,964
Health Care: 12.8%
Health Care Equipment & Services: 2.0%
Fresenius Medical Care AG (Germany)	14,547,062	662,351,779
Olympus Corp. (Japan)	19,797,900	294,880,812
		957,232,591
Pharmaceuticals, Biotechnology & Life Sciences: 10.8%
Bayer AG (Germany)	16,767,110	335,370,701
GSK PLC (United Kingdom)	66,835,320	1,119,468,475
Novartis AG (Switzerland)	12,833,070	1,248,943,120
Roche Holding AG (Switzerland)	3,372,500	943,990,152
Sanofi SA (France)	14,834,322	1,434,535,305
		5,082,307,753
		6,039,540,344
Industrials: 10.3%
Capital Goods: 9.2%
Ashtead Group PLC (United Kingdom)	11,323,800	700,399,739
Daikin Industries, Ltd. (Japan)	3,540,200	414,754,515
Johnson Controls International PLC (United States)	20,374,601	1,608,167,257
Mitsubishi Electric Corp. (Japan)	34,959,100	592,517,392
NIDEC Corp. (Japan)	7,585,200	136,145,682
Schneider Electric SE (France)	1,890,646	467,361,633
Smiths Group PLC(b) (United Kingdom)	20,175,116	432,632,511
		4,351,978,729
Transportation: 1.1%
DHL Group (Germany)	15,058,600	530,108,358
		4,882,087,087
PAGE 1 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2024
Common Stocks (continued)
	Shares	Value
Information Technology: 6.9%
Semiconductors & Semiconductor Equipment: 3.9%
Infineon Technologies AG (Germany)	18,893,100	$613,667,210
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	36,543,200	1,193,263,832
		1,806,931,042
Technology, Hardware & Equipment: 3.0%
Brother Industries, Ltd. (Japan)	7,931,700	134,372,639
Kyocera Corp. (Japan)	26,733,600	264,995,147
Murata Manufacturing Co., Ltd. (Japan)	19,707,800	314,977,494
Samsung Electronics Co., Ltd. (South Korea)	4,419,500	159,493,493
TE Connectivity PLC (Switzerland)	3,871,985	553,577,695
		1,427,416,468
		3,234,347,510
Materials: 10.9%
Akzo Nobel NV(b) (Netherlands)	13,435,060	806,695,185
Cemex SAB de CV ADR (Mexico)	33,422,380	188,502,223
Glencore PLC (Australia)	134,762,161	592,531,838
Holcim AG (Switzerland)	15,125,241	1,450,276,438
International Flavors & Fragrances, Inc. (United States)	6,106,966	516,343,975
Linde PLC (United States)	1,277,735	534,949,313
Mitsubishi Chemical Group Corp.(b) (Japan)	70,912,600	356,841,456
Nutrien, Ltd. (Canada)	7,822,959	350,077,415
Teck Resources, Ltd., Class B (Canada)	8,140,840	329,948,245
		5,126,166,088
Real Estate: 1.5%
Real Estate Management & Development: 1.5%
CK Asset Holdings, Ltd. (Hong Kong)	70,269,600	288,634,835
Daito Trust Construction Co., Ltd. (Japan)	2,465,200	274,132,044
Hang Lung Group, Ltd.(b) (Hong Kong)	93,433,300	125,843,400
		688,610,279
Total Common Stocks (Cost $37,701,478,935)		$43,951,403,597
Preferred Stocks: 2.3%
	Shares	Value
Financials: 1.8%
Banks: 1.8%
Itau Unibanco Holding SA, Pfd (Brazil)	176,002,651	$875,032,442
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	7,414,600	222,354,333
Total Preferred Stocks (Cost $868,026,617)		$1,097,386,775
Short-Term Investments: 4.4%
	Par Value/ Shares	Value
Repurchase Agreements: 3.5%
Fixed Income Clearing Corp.(c) 4.43%, dated 12/31/24, due 1/2/25, maturity value $1,117,274,906	$1,117,000,000	$1,117,000,000
Fixed Income Clearing Corp.(c) 1.80%, dated 12/31/24, due 1/2/25, maturity value $47,181,950	47,177,232	47,177,232
Royal Bank of Canada(c) 4.40%, dated 12/31/24, due 1/2/25, maturity value $250,061,111	250,000,000	250,000,000
Standard Chartered(c) 4.43%, dated 12/31/24, due 1/2/25, maturity value $250,061,528	250,000,000	250,000,000
		1,664,177,232
Money Market Fund: 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class	418,415,603	418,415,603
Total Short-Term Investments (Cost $2,082,592,835)		$2,082,592,835
Total Investments In Securities (Cost $40,652,098,387)	99.9%	$47,131,383,207
Other Assets Less Liabilities	0.1%	29,317,815
Net Assets	100.0%	$47,160,701,022
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 2.875%-4.75%, 7/15/26-
11/15/53. Total collateral value is $1,187,460,896.
Royal Bank of Canada: U.S. Treasury Notes 3.75%-4.375%, 4/15/26-6/30/30. Total
collateral value is $255,062,375.
Standard Chartered: U.S. Treasury Bill 1/7/25. U.S. Treasury Notes 0.25%-4.50%,
5/31/25-11/15/32. U.S.Treasury Bonds 1.125%-4.25%, 8/15/40-8/15/54.
U.S. Treasury Inflation Indexed Notes 0.75%-2.50%, 1/15/29-2/15/42. Total collateral value is $255,062,813.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments  December 31, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	4,394	3/21/25	$222,159,871	$(4,353,123)
MSCI EAFE Index— Long Position	4,417	3/21/25	500,777,375	(16,599,244)
MSCI Emerging Markets Index— Long Position	7,201	3/21/25	386,621,690	(14,637,023)
				$(35,589,390)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	1/9/25	USD	39,819,320	CNH	278,404,739	$1,879,273
HSBC	1/9/25	USD	39,841,524	CNH	278,404,600	1,901,495
JPMorgan	1/9/25	USD	39,803,949	CNH	278,404,740	1,863,901
JPMorgan	1/9/25	USD	39,819,830	CNH	278,404,321	1,879,839
Morgan Stanley	1/9/25	CNH	331,000,000	USD	45,390,343	(282,793)
UBS	1/9/25	USD	39,840,383	CNH	278,404,600	1,900,355
Bank of America	1/16/25	USD	128,833,093	CNH	938,574,851	917,212
Citibank	1/16/25	USD	41,644,584	CNH	288,218,000	2,364,116
Standard Chartered	1/16/25	CNH	650,000,000	USD	89,985,326	(1,398,547)
UBS	1/16/25	USD	41,710,821	CNH	288,910,000	2,336,042
UBS	1/16/25	USD	41,613,925	CNH	288,218,000	2,333,457
UBS	1/16/25	USD	41,656,731	CNH	288,189,178	2,380,191
Barclays	2/13/25	USD	42,100,204	CNH	296,141,258	1,716,204
HSBC	2/13/25	USD	63,102,635	CNH	444,210,999	2,526,756
HSBC	2/13/25	USD	42,080,400	CNH	296,140,814	1,696,460
UBS	2/13/25	USD	42,135,546	CNH	296,141,259	1,751,546
UBS	2/13/25	USD	42,746,809	CNH	300,347,626	1,789,197
HSBC	3/13/25	USD	40,963,508	CNH	287,637,561	1,701,777
HSBC	3/13/25	USD	40,961,113	CNH	287,637,129	1,699,441
State Street	3/13/25	USD	40,965,258	CNH	287,637,561	1,703,527
State Street	3/13/25	USD	40,973,991	CNH	287,637,416	1,712,279
UBS	3/13/25	USD	40,954,739	CNH	287,637,416	1,693,027
UBS	3/13/25	USD	21,086,210	CNH	147,932,414	893,845
HSBC	3/20/25	USD	37,653,059	CNH	267,306,600	1,156,879
HSBC	3/20/25	USD	39,464,303	CNH	279,312,550	1,328,913
JPMorgan	3/20/25	USD	39,507,066	CNH	279,552,000	1,338,984
UBS	3/20/25	USD	37,636,972	CNH	267,346,700	1,135,316
UBS	3/20/25	USD	37,623,200	CNH	267,346,700	1,121,545
HSBC	4/10/25	USD	43,879,841	CNH	305,000,000	2,198,552
State Street	4/10/25	USD	34,046,296	CNH	240,567,725	1,170,319
UBS	4/10/25	USD	34,037,144	CNH	240,567,725	1,161,167
Barclays	4/17/25	USD	40,582,923	CNH	288,041,351	1,203,267
Barclays	4/17/25	USD	40,569,837	CNH	288,041,785	1,190,122
JPMorgan	4/17/25	USD	40,559,533	CNH	288,041,639	1,179,838
UBS	4/17/25	USD	40,567,531	CNH	288,041,640	1,187,836
UBS	4/17/25	USD	40,585,843	CNH	288,041,784	1,206,128
Bank of America	5/22/25	USD	39,457,039	CNH	277,813,068	1,398,713
State Street	5/22/25	USD	39,393,257	CNH	277,813,068	1,334,931
UBS	5/22/25	USD	39,384,342	CNH	277,813,207	1,325,997
UBS	5/22/25	USD	39,384,282	CNH	277,812,790	1,325,995
UBS	5/22/25	USD	39,379,875	CNH	277,813,207	1,321,530
HSBC	6/12/25	USD	39,225,412	CNH	277,139,300	1,213,129
JPMorgan	6/12/25	USD	42,544,048	CNH	297,000,000	1,807,683
UBS	6/12/25	USD	42,551,972	CNH	297,000,000	1,815,607
UBS	6/12/25	USD	50,233,226	CNH	350,000,000	2,227,408
HSBC	6/26/25	USD	50,186,757	CNH	350,017,500	2,139,512
HSBC	6/26/25	USD	50,164,844	CNH	349,965,000	2,124,806
UBS	6/26/25	USD	50,192,515	CNH	350,017,500	2,145,270
Citibank	7/10/25	USD	44,338,507	CNH	305,000,153	2,435,325
HSBC	7/10/25	USD	35,652,308	CNH	253,676,868	800,300
HSBC	7/10/25	USD	35,648,801	CNH	253,676,868	796,793
HSBC	7/10/25	USD	50,303,257	CNH	350,000,000	2,217,662
UBS	7/17/25	USD	74,204,285	CNH	515,000,000	3,418,523
PAGE 3 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	7/17/25	USD	73,996,379	CNH	515,000,000	$3,210,617
JPMorgan	8/14/25	USD	50,480,833	CNH	353,380,973	1,823,349
UBS	8/14/25	USD	50,415,752	CNH	353,381,150	1,758,244
UBS	8/14/25	USD	50,417,119	CNH	353,381,150	1,759,611
UBS	8/14/25	USD	50,473,572	CNH	353,380,619	1,816,137
HSBC	9/11/25	USD	39,768,553	CNH	276,132,948	1,680,053
HSBC	9/11/25	USD	39,762,556	CNH	276,119,141	1,675,960
State Street	9/11/25	USD	39,723,945	CNH	276,132,948	1,635,445
UBS	9/11/25	USD	39,753,969	CNH	276,119,141	1,667,373
UBS	9/11/25	USD	39,755,145	CNH	276,091,530	1,672,358
Bank of America	9/25/25	USD	44,227,897	CNH	305,000,000	2,120,289
HSBC	9/25/25	USD	44,482,062	CNH	305,000,152	2,374,433
UBS	9/25/25	USD	44,240,086	CNH	305,000,000	2,132,478
UBS	9/25/25	USD	44,335,862	CNH	304,999,695	2,228,296
HSBC	10/16/25	USD	102,509,993	CNH	712,751,979	3,977,315
HSBC	10/16/25	USD	51,240,257	CNH	356,375,990	1,973,918
JPMorgan	10/16/25	USD	51,171,832	CNH	356,375,990	1,905,493
Citibank	12/11/25	USD	73,384,511	CNH	523,048,100	815,342
HSBC	12/11/25	USD	73,479,356	CNH	523,048,100	910,188
TWD: Taiwan Dollar
Citibank	2/27/25	USD	24,301,689	TWD	773,838,690	746,595
Citibank	2/27/25	USD	19,177,318	TWD	610,030,500	608,428
HSBC	2/27/25	USD	16,312,208	TWD	515,857,269	609,883
JPMorgan	2/27/25	USD	19,782,367	TWD	628,940,800	637,861
Citibank	3/13/25	USD	19,597,613	TWD	617,030,850	800,393
Citibank	3/13/25	USD	24,338,377	TWD	773,838,690	764,164
HSBC	3/13/25	USD	18,097,405	TWD	573,362,000	630,512
UBS	3/13/25	USD	17,462,929	TWD	555,059,200	553,612
HSBC	3/27/25	USD	24,421,651	TWD	773,800,000	829,643
HSBC	3/27/25	USD	20,961,853	TWD	666,000,000	656,506
JPMorgan	3/27/25	USD	18,070,028	TWD	573,362,000	589,076
UBS	3/27/25	USD	19,704,003	TWD	617,030,850	891,652
Bank of America	4/10/25	USD	18,094,691	TWD	573,276,000	601,178
Barclays	4/10/25	USD	24,487,342	TWD	773,800,000	874,840
JPMorgan	4/10/25	USD	19,335,357	TWD	610,030,500	720,280
UBS	4/10/25	USD	19,720,570	TWD	616,938,300	894,702
Bank of America	4/17/25	USD	24,473,276	TWD	773,722,620	850,143
HSBC	4/17/25	USD	19,688,557	TWD	617,000,000	850,446
HSBC	4/17/25	USD	16,358,945	TWD	515,175,884	629,705
HSBC	4/17/25	USD	19,347,787	TWD	609,939,000	725,261
Bank of America	5/15/25	USD	19,244,275	TWD	591,607,500	1,141,596
Barclays	5/15/25	USD	19,919,946	TWD	612,438,750	1,179,849
HSBC	5/15/25	USD	19,248,414	TWD	591,696,250	1,143,020
JPMorgan	5/15/25	USD	19,970,655	TWD	612,500,000	1,228,684
Bank of America	6/26/25	USD	19,985,338	TWD	612,530,625	1,180,205
Barclays	6/26/25	USD	19,328,899	TWD	591,696,250	1,163,396
JPMorgan	6/26/25	USD	19,961,891	TWD	612,530,625	1,156,758
JPMorgan	7/24/25	USD	19,031,702	TWD	597,500,299	647,564
JPMorgan	7/24/25	USD	19,028,643	TWD	597,499,402	644,532
UBS	7/24/25	USD	18,989,353	TWD	597,500,000	605,224
UBS	7/24/25	USD	19,034,734	TWD	597,500,299	650,595
HSBC	8/14/25	USD	17,820,114	TWD	550,000,000	869,508
HSBC	8/14/25	USD	17,697,985	TWD	550,000,275	747,370
JPMorgan	8/14/25	USD	17,704,795	TWD	549,999,450	754,206
JPMorgan	8/14/25	USD	17,700,833	TWD	550,000,275	750,218
Unrealized gain on currency forward contracts						150,532,494
Unrealized loss on currency forward contracts						(1,681,340)
Net unrealized gain on currency forward contracts						$148,851,154
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 4

Consolidated Portfolio of Investments  December 31, 2024
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the year ended December 31, 2024. Further detail on these holdings and related activity during the year appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 3.8%
Consumer Discretionary 0.9%
Entain PLC	$617,592,662	$—	$—	$—	$(200,201,231)	$417,391,431	$11,354,667
Energy 0.0%
Ovintiv, Inc.	681,248,566	—	(771,163,205)	428,167,535	(338,252,896)	—	5,973,524
Industrials 0.9%
Smiths Group PLC	453,505,442	—	—	—	(20,872,931)	432,632,511	11,382,450
Materials 1.7%
Akzo Nobel NV	950,231,957	119,217,853	—	—	(262,754,625)	806,695,185	21,568,917
Mitsubishi Chemical Group Corp.	664,985,260	—	(228,698,460)	(88,231,272)	8,785,928	—(a)	14,925,166
						806,695,185
Real Estate 0.3%
Hang Lung Group, Ltd.	127,313,864	—	—	—	(1,470,464)	125,843,400	10,286,547
				$339,936,263	$(814,766,219)	$1,782,562,527	$75,491,271
(a)	Company was not an affiliate at period end
PAGE 5 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $37,742,961,292)	$45,348,820,680
Affiliated issuers (cost $2,909,137,095)	1,782,562,527
47,131,383,207
Unrealized appreciation on currency forward contracts	150,532,494
Cash pledged as collateral for currency forward contracts	1,030,000
Cash	100
Cash denominated in foreign currency (cost $14,983,346)	14,763,863
Deposits with broker for futures contracts	42,872,046
Receivable for investments sold	10,614,345
Receivable for Fund shares sold	65,418,146
Dividends and interest receivable	47,214,784
Expense reimbursement receivable	427,051
Prepaid expenses and other assets	91,145
47,464,347,181
Liabilities:
Unrealized depreciation on currency forward contracts	1,681,340
Cash received as collateral for currency forward contracts	134,060,000
Payable for variation margin for futures contracts	1,289,785
Payable for investments purchased	6,175,515
Payable for Fund shares redeemed	50,532,954
Deferred foreign capital gains tax	84,364,899
Management fees payable	24,082,202
Accrued expenses	1,459,464
303,646,159
Net Assets	$47,160,701,022
Net Assets Consist of:
Paid in capital	$40,899,918,862
Distributable earnings	6,260,782,160
$47,160,701,022
Class I
Total net assets	$37,319,075,302
Shares outstanding	747,914,029
Net asset value per share	$49.90
Class X
Total net assets	$9,841,625,720
Shares outstanding	197,243,873
Net asset value per share	$49.90
Consolidated
Statement of Operations
Year Ended December 31, 2024
Investment Income:
Dividends (net of foreign taxes of $96,203,301)
Unaffiliated issuers	$1,402,254,090
Affiliated issuers	75,491,271
Interest	55,622,402
1,533,367,763
Expenses:
Investment advisory fees	242,854,480
Administrative services fees
Class I	39,932,526
Class X	4,319,185
Custody and fund accounting fees	4,162,033
Professional services	398,600
Shareholder reports	1,183,998
Registration fees	424,756
Trustees fees	443,619
Shareholder meeting fees	919,699
Miscellaneous	1,318,103
Total expenses	295,956,999
Expenses reimbursed by investment manager	(4,079,799)
Net expenses	291,877,200
Net Investment Income	1,241,490,563
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (net of foreign capital gains taxes of $67,442,654)	1,662,441,924
Investments in securities of affiliated issuers	339,936,263
Futures contracts	(3,186,577)
Currency forward contracts	84,010,636
Foreign currency transactions	(9,066,245)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers (net of change in deferred foreign capital gains tax of $(27,320,171))	(725,216,487)
Investments in securities of affiliated issuers	(814,766,219)
Futures contracts	(39,989,981)
Currency forward contracts	122,742,049
Foreign currency translation	(6,094,321)
Net realized and unrealized gain	610,811,042
Net Change in Net Assets From Operations	$1,852,301,605
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 6

Consolidated
Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$1,241,490,563	$1,169,285,226
Net realized gain (loss)	2,074,136,001	240,418,458
Net change in unrealized appreciation/depreciation	(1,463,324,959)	5,454,279,789
	1,852,301,605	6,863,983,473
Distributions to Shareholders:
Class I	(828,106,912)	(907,170,609)
Class X	(224,668,757)	(164,393,233)
Total distributions	(1,052,775,669)	(1,071,563,842)
Fund Share Transactions:
Class I
Proceeds from sales of shares	4,403,840,197	5,246,522,296
Reinvestment of distributions	737,407,057	808,790,983
Cost of shares redeemed	(8,790,993,477)	(8,473,788,910)
Class X
Proceeds from sales of shares	4,067,791,017	3,330,243,775
Reinvestment of distributions	217,155,942	155,362,021
Cost of shares redeemed	(1,628,877,976)	(781,682,822)
Net change from Fund share transactions	(993,677,240)	285,447,343
Total change in net assets	(194,151,304)	6,077,866,974
Net Assets:
Beginning of year	47,354,852,326	41,276,985,352
End of year	$47,160,701,022	$47,354,852,326
Share Information:
Class I
Shares sold	86,406,493	112,286,649
Distributions reinvested	14,804,398	16,793,829
Shares redeemed	(171,147,833)	(181,328,377)
Net change in shares outstanding	(69,936,942)	(52,247,899)
Class X
Shares sold	78,896,964	71,444,754
Distributions reinvested	4,359,686	3,225,956
Shares redeemed	(31,473,286)	(16,642,283)
Net change in shares outstanding	51,783,364	58,028,427
PAGE 7 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox International Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2001, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
Dodge & Cox International Stock Fund ■ PAGE 8

Notes to Consolidated Financial Statements
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations. Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox International Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At December 31, 2024, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  During the year, the Fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures. Adoption of the ASU impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
PAGE 9 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$856,285,101	$1,423,984,561
Consumer Discretionary	3,000,159,790	2,521,377,202
Consumer Staples	—	3,860,243,990
Energy	1,263,018,289	1,512,772,392
Financials	822,038,415	8,720,772,549
Health Care	—	6,039,540,344
Industrials	1,608,167,257	3,273,919,830
Information Technology	553,577,695	2,680,769,815
Materials	1,919,821,171	3,206,344,917
Real Estate	—	688,610,279
Preferred Stocks
Financials	—	875,032,442
Information Technology	—	222,354,333
Short-Term Investments
Repurchase Agreements	—	1,664,177,232
Money Market Fund	418,415,603	—
Total Securities	$10,441,483,321	$36,689,899,886
Other Investments
Futures Contracts
Depreciation	$(35,589,390)	$—
Currency Forward Contracts
Appreciation	—	150,532,494
Depreciation	—	(1,681,340)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$150,532,494	$150,532,494
Liabilities
Unrealized depreciation on currency forward contracts	$—	$1,681,340	$1,681,340
Futures contracts(a)	35,589,390	—	35,589,390
	$35,589,390	$1,681,340	$37,270,730
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
Dodge & Cox International Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(3,186,577)	$—	(3,186,577)
Currency forward contracts	—	84,010,636	84,010,636
	$(3,186,577)	$84,010,636	$80,824,059
Net change in unrealized appreciation/depreciation
Futures contracts	$(39,989,981)	$—	(39,989,981)
Currency forward contracts	—	122,742,049	122,742,049
	$(39,989,981)	$122,742,049	$82,752,068
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-3%
Currency forward contracts	USD total value	4-9%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
Bank of America	$8,209,336	$—	$(7,130,000)	$1,079,336
Barclays	7,327,678	—	(6,520,000)	807,678
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
Citibank	$8,534,363	$—	$(7,650,000)	$884,363
HSBC	45,665,469	—	(40,790,000)	4,875,469
JPMorgan	18,928,266	—	(17,140,000)	1,788,266
Morgan Stanley	—	(282,793)	—	(282,793)
Standard Chartered	—	(1,398,547)	1,030,000	(368,547)
State Street	7,556,501	—	(6,280,000)	1,276,501
UBS	54,310,881	—	(48,550,000)	5,760,881
	$150,532,494	$(1,681,340)	$(133,030,000)	$15,821,154
(a)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.52% through April 30, 2026. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the year ended December 31, 2024, Dodge & Cox reimbursed expenses of $4,079,799.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
PAGE 11 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, expenses, passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes.
	Year Ended December 31, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$828,106,912	$907,170,609
Long-term capital gain	$—	$—
Class X
Ordinary income	$224,668,757	$164,393,233
Long-term capital gain	$—	$—
At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$15,992,540
Net unrealized appreciation	6,244,789,620
Total distributable earnings	$6,260,782,160
At December 31, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$40,914,584,386
Unrealized appreciation	10,844,192,937
Unrealized depreciation	(4,514,132,352)
Net unrealized appreciation	6,330,060,585
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to shareholders. In the event that EU reclaims received by the Fund during the year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2024, the Fund’s commitment fee amounted to $234,877 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 6: Purchases and Sales of Investments
For the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, aggregated $7,328,806,691 and $8,913,565,420, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox International Stock Fund ■ PAGE 12

Consolidated Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of year	$49.16	$43.11	$47.29	$43.70	$43.60
Income from investment operations:
Net investment income	1.28	1.18	1.16	1.04 (a)	0.95 (b)
Net realized and unrealized gain (loss)	0.58	6.00	(4.38)	3.73	(0.04)
Total from investment operations	1.86	7.18	(3.22)	4.77	0.91
Distributions to shareholders from:
Net investment income	(1.12)	(1.13)	(0.96)	(1.18)	(0.81)
Net realized gain	—	—	—	—	—
Total distributions	(1.12)	(1.13)	(0.96)	(1.18)	(0.81)
Net asset value, end of year	$49.90	$49.16	$43.11	$47.29	$43.70
Total return	3.80%	16.70%	(6.78)%	11.02%	2.10%(b)
Ratios/supplemental data:
Net assets, end of year (millions)	$37,319	$40,204	$37,508	$44,085	$40,789
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.63%
Ratio of net investment income to average net assets	2.55%	2.61%	2.68%	2.15%(a)	2.39%(b)
Portfolio turnover rate	16%	14%	12%	18%	20%
Class X(c)
Net asset value, beginning of year	$49.16	$43.11	$44.59
Income from investment operations:
Net investment income	1.26	1.25	0.23
Net realized and unrealized gain (loss)	0.66	5.97	(0.72)
Total from investment operations	1.92	7.22	(0.49)
Distributions to shareholders from:
Net investment income	(1.18)	(1.17)	(0.99)
Net realized gain	—	—	—
Total distributions	(1.18)	(1.17)	(0.99)
Net asset value, end of year	$49.90	$49.16	$43.11
Total return	3.91%	16.81%	(1.07)%
Ratios/supplemental data:
Net assets, end of period (millions)	$9,842	$7,151	$3,769
Ratio of expenses to average net assets	0.52%	0.52%	0.52%(d)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%	0.57%	0.57%(d)
Ratio of net investment income to average net assets	2.57%	2.66%	1.66%(d)
Portfolio turnover rate	16%	14%	12%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.13 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(b)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.28 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.73% and total return would have been approximately 1.55%.

(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(d)	Annualized
See accompanying Notes to Consolidated Financial Statements
PAGE 13 ■ Dodge & Cox International Stock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox International Stock Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Dodge & Cox International Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California

February 19, 2025
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
Dodge & Cox International Stock Fund ■ PAGE 14

Special 2024 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
In 2024, the Fund elected to pass through to shareholders foreign source income of $1,547,153,771 and foreign taxes paid of $163,645,984.
The Fund designates up to a maximum of $1,431,266,989 of its distributions paid to shareholders in 2024 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 2% of its ordinary dividends paid to shareholders in 2024 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.

Proxy Disclosures (unaudited)
A special meeting of shareholders was held on October 24, 2024. At the meeting, proposals to (1) elect Trustees to the Board of Trustees and (2) amend the investment objective of the Dodge & Cox Balanced Fund were approved. The following is a report of the total votes cast by the Trust's shareholders for Proposal 1 and the Balanced Fund's shareholders for Proposal 2.
PROPOSAL 1	AFFIRMATIVE	WITHHOLD	TOTAL
Elect Trustees to the Board of Trustees:
Luis Borgen	4,889,373,965.10	57,350,013.75	4,946,723,978.85
Diana F. Cantor	4,900,184,155.47	46,539,823.38	4,946,723,978.85
Dana M. Emery	4,862,606,665.79	84,117,313.06	4,946,723,978.85
Caroline M. Hoxby	4,893,694,960.75	53,029,018.10	4,946,723,978.85
Lucinda I. Johns	4,871,999,924.44	74,724,054.42	4,946,723,978.85
Roger G. Kuo	4,872,141,662.10	74,582,316.75	4,946,723,978.85
Ann Mather	4,857,901,871.86	88,822,106.99	4,946,723,978.85
Jennifer A. Nason	4,870,025,049.79	76,698,929.06	4,946,723,978.85
Gabriela Franco Parcella	4,894,754,498.38	51,969,480.47	4,946,723,978.85
Shawn Purvis	4,892,479,340.78	54,244,638.07	4,946,723,978.85
Gary Roughead	4,846,739,035.09	99,984,943.76	4,946,723,978.85
Mark E. Smith	4,847,396,004.11	99,327,974.74	4,946,723,978.85
PROPOSAL 2	AFFIRMATIVE	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amend the investment objective of the Dodge & Cox Balanced Fund.	63,290,790.51	2,904,460.04	2,638,321.38	16,155,359.00	84,988,930.93
PAGE 15 ■ Dodge & Cox International Stock Fund

2024
December 31, 2024

Financial Statements and Other Information

Emerging Markets Stock Fund (dodex)
ESTABLISHED 2021
12/24 EM AR

Portfolio of Investments  December 31, 2024
Common Stocks: 90.7%
	Shares	Value
Communication Services: 8.1%
Media & Entertainment: 6.5%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	562,300	$1,196,861
Baidu, Inc. ADR, Class A(a) (China)	42,244	3,561,592
Grupo Televisa SAB (Mexico)	2,961,814	981,542
IGG, Inc. (Singapore)	1,248,600	651,321
JOYY, Inc. ADR, Class A (China)	33,066	1,383,812
Megacable Holdings SAB de CV (Mexico)	376,294	610,884
MultiChoice Group(a) (South Africa)	256,669	1,468,914
NetEase, Inc. ADR (China)	38,950	3,474,730
Sun TV Network, Ltd. (India)	182,015	1,450,215
Tencent Holdings, Ltd. (China)	180,200	9,630,118
		24,409,989
Telecommunication Services: 1.6%
America Movil SAB de CV, Series B (Mexico)	1,883,300	1,350,311
Millicom International Cellular SA SDR (Guatemala)	81,079	1,989,131
Safaricom PLC (Kenya)	6,724,700	902,711
Singapore Telecommunications, Ltd. (Singapore)	795,000	1,789,913
Sitios Latinoamerica SAB de CV, Series B-1(a) (Brazil)	1,019,218	165,707
Sitios Latinoamerica SAB de CV, Series B-2(a) (Brazil)	318,784	49,382
		6,247,155
		30,657,144
Consumer Discretionary: 16.2%
Automobiles & Components: 2.5%
BYD Co., Ltd., Class H (China)	89,500	3,051,702
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	159,929	1,151,631
Hankook Tire & Technology Co., Ltd. (South Korea)	41,100	1,070,745
Hyundai Mobis Co., Ltd. (South Korea)	10,915	1,752,697
Kia Corp. (South Korea)	24,435	1,656,121
Yadea Group Holdings, Ltd.(b)(c) (China)	462,000	769,053
		9,451,949
Consumer Discretionary Distribution & Retail: 9.1%
Alibaba Group Holding, Ltd. ADR (China)	181,341	15,375,903
China Tourism Group Duty Free Corp., Ltd., Class A (China)	87,450	796,899
China Yongda Automobiles Services Holdings, Ltd. (China)	1,665,700	555,199
Coupang, Inc., Class A(a) (South Korea)	160,200	3,521,196
Cuckoo Homesys Co., Ltd. (South Korea)	34,534	483,995
Detsky Mir PJSC(a)(b)(c)(d) (Russia)	148,750	13
JD.com, Inc., Class A (China)	291,671	5,060,140
Motus Holdings, Ltd. (South Africa)	125,999	812,199
Prosus NV, Class N (China)	134,300	5,326,077
Vibra Energia SA (Brazil)	146,629	423,484
Vipshop Holdings, Ltd. ADR (China)	95,397	1,284,998
Zhongsheng Group Holdings, Ltd. (China)	388,800	698,835
		34,338,938

	Shares	Value
Consumer Durables & Apparel: 1.5%
Feng Tay Enterprise Co., Ltd. (Taiwan)	314,320	$1,271,053
Haier Smart Home Co., Ltd., Class H (China)	279,200	991,906
Man Wah Holdings, Ltd. (Hong Kong)	1,264,000	782,194
Midea Group Co., Ltd., Class A (China)	80,371	822,806
Pou Chen Corp. (Taiwan)	1,335,143	1,499,599
		5,367,558
Consumer Services: 3.1%
Afya, Ltd., Class A(a) (Brazil)	28,855	458,217
Arcos Dorados Holdings, Inc., Class A (Brazil)	102,000	742,560
H World Group, Ltd. (China)	162,140	538,518
Humansoft Holding Co. KSC (Kuwait)	69,197	610,444
Las Vegas Sands Corp. (United States)	22,286	1,144,609
Leejam Sports Co. JSC (Saudi Arabia)	14,426	711,760
Ollamani SAB(a) (Mexico)	173,091	293,867
Sands China, Ltd.(a) (Macau)	307,443	825,959
Ser Educacional SA(a)(b)(c) (Brazil)	336,400	244,206
Trip.com Group, Ltd. ADR(a) (China)	16,200	1,112,292
Yum China Holdings, Inc. (China)	105,770	5,094,941
		11,777,373
		60,935,818
Consumer Staples: 5.0%
Consumer Staples Distribution & Retail: 1.1%
Atacadao SA (Brazil)	169,100	148,212
BIM Birlesik Magazalar AS (Turkey)	38,734	577,084
Grupo Comercial Chedraui SAB de CV, Class B (Mexico)	71,600	431,022
Wal-Mart de Mexico SAB de CV (Mexico)	1,100,157	2,895,622
		4,051,940
Food, Beverage & Tobacco: 3.7%
Ambev SA (Brazil)	2,819,700	5,313,987
Anadolu Efes Biracilik Ve Malt (Turkey)	91,522	495,761
Arca Continental SAB de CV (Mexico)	54,371	449,889
Century Pacific Food, Inc. (Philippines)	1,120,743	811,944
China Feihe, Ltd.(b)(c) (China)	1,311,557	920,435
Coca-Cola HBC AG (Italy)	21,780	743,490
Eastern Co. SAE (Egypt)	258,061	149,744
Fomento Economico Mexicano SAB de CV (Mexico)	56,343	480,744
GFPT PCL NVDR (Thailand)	1,402,529	392,036
JBS SA (Brazil)	44,500	263,303
Kweichow Moutai Co., Ltd., Class A (China)	1,962	406,730
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	1,303,914	923,298
Sanquan Food Co., Ltd., Class A (China)	310,905	507,412
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	6,583	592,299
Thai Union Group PCL NVDR (Thailand)	1,823,900	693,392
Tingyi (Cayman Islands) Holding Corp. (China)	338,000	443,210
Vietnam Dairy Products JSC (Vietnam)	124,700	310,299
		13,897,973
PAGE 1 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Common Stocks (continued)
	Shares	Value
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	163,714	$745,355
		18,695,268
Energy: 4.7%
China Suntien Green Energy Corp., Ltd., Class H (China)	2,229,000	1,055,242
Ecopetrol SA (Colombia)	1,387,218	548,439
Geopark, Ltd. (Colombia)	92,859	860,803
INPEX Corp. (Japan)	71,000	889,299
LUKOIL PJSC(a)(d) (Russia)	7,143	1
Motor Oil (Hellas) Corinth Refineries SA (Greece)	55,521	1,184,622
NAC Kazatomprom JSC GDR(b) (Kazakhstan)	16,700	630,428
National Energy Services Reunited Corp.(a) (United States)	700,302	6,274,706
Novatek PJSC(a)(d) (Russia)	30,294	2
Petroleo Brasileiro SA (Brazil)	470,443	3,012,333
PTT Exploration & Production PCL NVDR (Thailand)	496,600	1,735,221
Saudi Arabian Oil Co.(b)(c) (Saudi Arabia)	228,240	1,703,740
		17,894,836
Financials: 21.2%
Banks: 15.0%
Akbank TAS (Turkey)	637,100	1,152,902
Asia Commercial Bank JSC (Vietnam)	316,250	320,339
Axis Bank, Ltd. (India)	597,756	7,446,846
Banca Transilvania SA (Romania)	91,728	515,470
Bancolombia SA ADR (Colombia)	10,300	324,553
Bangkok Bank PCL NVDR (Thailand)	319,500	1,413,477
BDO Unibank, Inc. (Philippines)	504,725	1,250,113
China Merchants Bank Co., Ltd., Class H (China)	61,800	316,614
Commercial International Bank Egypt (CIB) (Egypt)	294,983	455,472
Credicorp, Ltd. (Peru)	44,243	8,110,627
Equity Group Holdings PLC (Kenya)	1,408,729	533,759
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	71,643	461,654
HDFC Bank, Ltd. (India)	578,800	11,966,599
Hong Leong Financial Group BHD (Malaysia)	236,900	977,680
ICICI Bank, Ltd. (India)	114,956	1,721,575
IndusInd Bank, Ltd. (India)	111,693	1,249,352
Intercorp Financial Services, Inc. (Peru)	25,026	734,263
JB Financial Group Co., Ltd. (South Korea)	129,831	1,434,407
Kasikornbank PCL NVDR (Thailand)	310,043	1,411,936
KB Financial Group, Inc. (South Korea)	13,719	778,074
Metropolitan Bank & Trust Co. (Philippines)	705,040	873,167
Military Commercial Joint Stock Bank (Vietnam)	1,139,725	1,121,309
OTP Bank Nyrt. (Hungary)	16,810	917,946
PT Bank Mandiri Persero Tbk (Indonesia)	2,499,800	880,004
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	3,800,000	1,021,476
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	5,173,613	1,305,490
Saudi Awwal Bank (Saudi Arabia)	110,200	986,722

	Shares	Value
Shinhan Financial Group Co., Ltd. (South Korea)	148,317	$4,755,624
The Commercial Bank PSQC (Qatar)	310,000	370,134
The Saudi National Bank (Saudi Arabia)	46,200	410,632
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	1,231,800	1,192,321
		56,410,537
Financial Services: 2.8%
AEON Credit Service (M) BHD (Malaysia)	606,900	849,856
Chailease Holding Co., Ltd. (Taiwan)	263,081	904,252
Dlocal, Ltd., Class A(a) (Uruguay)	41,600	468,416
FirstRand, Ltd. (South Africa)	165,226	664,891
Grupo de Inversiones Suramericana SA (Colombia)	26,609	224,727
Kaspi.KZ JSC ADR (Kazakhstan)	6,139	581,425
KIWOOM Securities Co., Ltd. (South Korea)	1,100	86,230
Noah Holdings, Ltd. ADR, Class A (China)	25,511	298,734
Samsung Card Co., Ltd. (South Korea)	26,200	698,955
XP, Inc., Class A (Brazil)	490,096	5,807,638
		10,585,124
Insurance: 3.4%
AIA Group, Ltd. (Hong Kong)	562,800	4,071,256
BB Seguridade Participacoes SA (Brazil)	98,300	574,700
China Pacific Insurance Group Co., Ltd., Class H (China)	191,200	620,465
Korean Reinsurance Co. (South Korea)	178,024	958,268
Old Mutual, Ltd. (South Africa)	800,842	530,886
Ping An Insurance Group Co. of China, Ltd., Class H (China)	148,157	872,011
Prudential PLC (Hong Kong)	410,940	3,276,172
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,553	1,106,929
Sanlam, Ltd. (South Africa)	171,818	790,585
		12,801,272
		79,796,933
Health Care: 3.8%
Health Care Equipment & Services: 2.7%
China Isotope & Radiation Corp. (China)	129,400	181,163
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	256,786	601,786
Narayana Hrudayalaya, Ltd.(b) (India)	100,000	1,478,746
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	266,730	935,921
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	1,277,000	757,241
Sinocare, Inc., Class A (China)	275,357	967,108
Sinopharm Group Co., Ltd., Class H (China)	1,241,214	3,404,282
Sonoscape Medical Corp., Class A (China)	199,600	797,796
Tofflon Science & Technology Group Co., Ltd., Class A (China)	530,160	957,725
		10,081,768
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 2

Portfolio of Investments  December 31, 2024
Common Stocks (continued)
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 1.1%
Adcock Ingram Holdings, Ltd. (South Africa)	181,041	$643,111
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	621,700	703,877
Dr Reddy's Laboratories, Ltd. (India)	109,760	1,777,030
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	153,494	958,787
		4,082,805
		14,164,573
Industrials: 6.3%
Capital Goods: 4.1%
BOC Aviation, Ltd.(b)(c) (China)	95,500	742,099
Chicony Power Technology Co., Ltd. (Taiwan)	249,000	905,709
Contemporary Amperex Technology Co., Ltd., Class A (China)	74,200	2,684,263
Doosan Bobcat, Inc. (South Korea)	35,488	999,892
Ferreycorp SAA (Peru)	564,750	440,448
Goldwind Science & Technology Co., Ltd., Class H (China)	1,517,200	1,277,888
Hanwha Aerospace Co., Ltd. (South Korea)	3,400	750,837
HD Hyundai Infracore Co., Ltd.(a) (South Korea)	103,500	483,978
KOC Holding AS (Turkey)	191,034	955,867
Larsen & Toubro, Ltd. (India)	41,254	1,736,686
PT Astra International Tbk (Indonesia)	4,400,500	1,335,475
SFA Engineering Corp. (South Korea)	58,854	774,217
Shenzhen Inovance Technology Co., Ltd., Class A (China)	93,700	746,272
United Integrated Services Co., Ltd. (Taiwan)	129,153	1,895,045
		15,728,676
Commercial & Professional Services: 0.3%
NICE Information Service Co., Ltd. (South Korea)	122,394	1,012,258
S-1 Corp. (South Korea)	1,100	44,209
		1,056,467
Transportation: 1.9%
Aramex PJSC (United Arab Emirates)	952,044	570,112
Copa Holdings SA, Class A (Panama)	6,536	574,384
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	235,759
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	1,700	437,971
Gulf Warehousing Co. (Qatar)	609,367	563,426
Hyundai Glovis Co., Ltd. (South Korea)	14,508	1,153,935
International Container Terminal Services, Inc. (Philippines)	191,340	1,276,312
Movida Participacoes SA (Brazil)	442,100	253,143
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	66,881	566,649
SIMPAR SA(a) (Brazil)	611,500	347,203
Westports Holdings BHD (Malaysia)	1,089,100	1,134,882
		7,113,776
		23,898,919
Information Technology: 14.6%
Semiconductors & Semiconductor Equipment: 11.5%
ACM Research, Inc., Class A(a) (United States)	50,592	763,939

	Shares	Value
ASE Technology Holding Co., Ltd. (Taiwan)	348,000	$1,708,246
Elan Microelectronics Corp. (Taiwan)	374,000	1,714,543
MediaTek, Inc. (Taiwan)	15,000	644,053
Novatek Microelectronics Corp. (Taiwan)	115,857	1,765,060
Powertech Technology, Inc. (Taiwan)	444,714	1,648,512
Realtek Semiconductor Corp. (Taiwan)	126,000	2,167,193
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,010,143	32,984,717
		43,396,263
Software & Services: 1.3%
Asseco Poland SA (Poland)	61,072	1,422,040
Shanghai Baosight Software Co., Ltd., Class A (China)	267,004	1,063,564
TOTVS SA (Brazil)	538,300	2,318,147
		4,803,751
Technology, Hardware & Equipment: 1.8%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	349,300	722,271
Lenovo Group, Ltd. (China)	1,265,271	1,642,259
Universal Scientific Industrial (Shanghai) Co., Ltd., Class A (China)	202,600	455,043
Wistron NeWeb Corp. (Taiwan)	450,806	1,885,523
Yageo Corp. (Taiwan)	97,599	1,602,450
Zhen Ding Technology Holding, Ltd. (Taiwan)	180,000	656,909
		6,964,455
		55,164,469
Materials: 6.6%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	180,500	173,657
Alpek SAB de CV, Class A (Mexico)	233,148	145,808
Alrosa PJSC(a)(d) (Russia)	215,620	19
Anhui Conch Cement Co., Ltd., Class H (China)	120,200	308,752
Cemex SAB de CV ADR (Mexico)	738,114	4,162,963
EID Parry India, Ltd. (India)	151,948	1,580,282
GCC SAB de CV (Mexico)	25,600	227,479
Glencore PLC (Australia)	1,284,608	5,648,256
Indorama Ventures PCL NVDR (Thailand)	1,248,000	907,047
KCC Corp. (South Korea)	3,395	539,647
Loma Negra Cia Industrial Argentina SA ADR (Argentina)	28,486	340,123
Mondi PLC (Austria)	17,689	262,862
Nine Dragons Paper Holdings, Ltd.(a) (Hong Kong)	484,600	196,569
Orbia Advance Corp. SAB de CV (Mexico)	105,683	75,875
PTT Global Chemical PCL NVDR (Thailand)	1,054,943	755,699
Sahara International Petrochemical Co. (Saudi Arabia)	38,524	254,794
Severstal PAO(a)(d) (Russia)	16,182	1
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	1,021,960	2,368,375
Suzano SA (Brazil)	10,700	107,930
Teck Resources, Ltd., Class B (Canada)	84,600	3,428,838
PAGE 3 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Common Stocks (continued)
	Shares	Value
UPL, Ltd. (India)	261,003	$1,534,366
Zhejiang NHU Co., Ltd., Class A (China)	623,063	1,863,671
		24,883,013
Real Estate: 1.8%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	242,649	353,192
Prologis Property Mexico SAB de CV REIT (Mexico)	162,316	449,714
		802,906
Real Estate Management & Development: 1.6%
China Resources Land, Ltd. (China)	188,129	546,286
Emaar Development PJSC (United Arab Emirates)	342,551	1,277,562
Greentown Service Group Co., Ltd.(b) (China)	3,890,871	1,920,842
Hang Lung Group, Ltd. (Hong Kong)	595,129	801,567
Megaworld Corp. (Philippines)	43,260,942	1,530,691
		6,076,948
		6,879,854
Utilities: 2.4%
China Gas Holdings, Ltd. (China)	656,357	572,105
China Water Affairs Group, Ltd. (China)	1,190,000	784,408
GAIL (India), Ltd. (India)	690,000	1,535,516
KunLun Energy Co., Ltd. (China)	722,900	778,389
Mahanagar Gas, Ltd.(b) (India)	86,896	1,298,919
Manila Electric Co. (Philippines)	72,000	605,050
NTPC, Ltd. (India)	366,387	1,424,463
Tenaga Nasional BHD (Malaysia)	472,943	1,580,896
YTL Power International BHD (Malaysia)	491,100	485,938
		9,065,684
Total Common Stocks (Cost $342,974,280)		$342,036,511
Preferred Stocks: 4.9%
	Shares	Value
Consumer Discretionary: 0.3%
Automobiles & Components: 0.3%
Hyundai Motor Co., Pfd 2 (South Korea)	12,300	$1,302,040
Consumer Staples: 0.3%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	142,771	436,753
Household & Personal Products: 0.2%
Amorepacific Corp., Pfd (South Korea)	17,010	370,708
LG H&H Co., Ltd., Pfd (South Korea)	5,155	481,685
		852,393
		1,289,146
Financials: 2.3%
Banks: 2.3%
Itau Unibanco Holding SA, Pfd (Brazil)	1,773,600	8,817,808

	Shares	Value
Industrials: 0.1%
Capital Goods: 0.1%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	$80,107
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	99,240
		179,347
Information Technology: 1.6%
Technology, Hardware & Equipment: 1.6%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	25,977	988,195
Samsung Electronics Co., Ltd., Pfd (South Korea)	165,479	4,962,502
		5,950,697
Materials: 0.0%
Braskem SA, Pfd, Class A(a) (Brazil)	30,000	57,530
Utilities: 0.3%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	94,800	596,558
Cia Energetica de Minas Gerais, Pfd (Brazil)	200,000	355,533
		952,091
Total Preferred Stocks (Cost $25,481,799)		$18,548,659
Short-Term Investments: 4.8%
	Par Value/ Shares	Value
Repurchase Agreements: 2.7%
Fixed Income Clearing Corp.(e) 4.43%, dated 12/31/24, due 1/2/25, maturity value $10,002,461	$10,000,000	$10,000,000
Fixed Income Clearing Corp.(e) 1.80%, dated 12/31/24, due 1/2/25, maturity value $377,050	377,012	377,012
		10,377,012
Money Market Fund: 2.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class	7,858,272	7,858,272
Total Short-Term Investments (Cost $18,235,284)		$18,235,284
Total Investments In Securities (Cost $386,691,363)	100.4%	$378,820,454
Other Assets Less Liabilities	(0.4)%	(1,573,481)
Net Assets	100.0%	$377,246,973
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 4

Portfolio of Investments  December 31, 2024
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.875%-4.375%, 6/30/26-5/15/41. Total collateral value is $10,584,690.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index— Long Position	280	3/21/25	$15,033,200	$(505,802)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	1/16/25	USD	1,308,845	CNH	9,535,200	$9,318
Citibank	1/16/25	USD	144,432	CNH	999,600	8,199
UBS	1/16/25	USD	144,326	CNH	999,600	8,093
UBS	1/16/25	USD	144,662	CNH	1,002,000	8,102
UBS	1/16/25	USD	144,474	CNH	999,500	8,255
Barclays	2/13/25	USD	216,133	CNH	1,520,322	8,811
HSBC	2/13/25	USD	323,954	CNH	2,280,477	12,972
HSBC	2/13/25	USD	216,031	CNH	1,520,319	8,709
HSBC	2/13/25	USD	934,330	CNH	6,574,000	37,851
UBS	2/13/25	USD	268,428	CNH	1,890,000	10,693
UBS	2/13/25	USD	216,314	CNH	1,520,322	8,992
UBS	2/13/25	USD	237,714	CNH	1,670,229	9,950
HSBC	3/13/25	USD	559,315	CNH	3,927,625	23,205
HSBC	3/13/25	USD	559,348	CNH	3,927,631	23,237
State Street	3/13/25	USD	559,491	CNH	3,927,628	23,381
State Street	3/13/25	USD	559,372	CNH	3,927,631	23,261
UBS	3/13/25	USD	559,228	CNH	3,927,629	23,118
UBS	3/13/25	USD	117,260	CNH	822,651	4,971
HSBC	3/20/25	USD	178,406	CNH	1,266,540	5,481
HSBC	3/20/25	USD	174,554	CNH	1,235,420	5,878
JPMorgan	3/20/25	USD	174,743	CNH	1,236,480	5,922
UBS	3/20/25	USD	178,330	CNH	1,266,730	5,379
UBS	3/20/25	USD	178,265	CNH	1,266,730	5,314
HSBC	4/10/25	USD	192,544	CNH	1,338,333	9,647
State Street	4/10/25	USD	150,589	CNH	1,064,050	5,176
UBS	4/10/25	USD	150,549	CNH	1,064,050	5,136
Barclays	4/17/25	USD	224,307	CNH	1,592,041	6,651
Barclays	4/17/25	USD	224,235	CNH	1,592,045	6,578
JPMorgan	4/17/25	USD	224,178	CNH	1,592,043	6,521
Standard Chartered	4/17/25	USD	5,628,366	CNH	39,342,000	249,714
UBS	4/17/25	USD	224,323	CNH	1,592,044	6,666
UBS	4/17/25	USD	224,222	CNH	1,592,043	6,565
Bank of America	5/22/25	USD	121,093	CNH	852,600	4,293
Standard Chartered	5/22/25	USD	6,162,371	CNH	42,979,890	274,446
State Street	5/22/25	USD	120,897	CNH	852,600	4,097
UBS	5/22/25	USD	120,856	CNH	852,601	4,056
UBS	5/22/25	USD	120,869	CNH	852,600	4,069
PAGE 5 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	5/22/25	USD	120,869	CNH	852,599	$4,069
HSBC	6/12/25	USD	1,869,984	CNH	13,212,000	57,833
UBS	6/12/25	USD	4,880,573	CNH	34,002,334	216,830
Citibank	7/10/25	USD	194,557	CNH	1,338,335	10,686
HSBC	7/10/25	USD	474,297	CNH	3,303,000	20,506
UBS	7/10/25	USD	6,144,340	CNH	42,721,599	274,930
UBS	7/17/25	USD	561,935	CNH	3,900,000	25,888
UBS	7/17/25	USD	560,361	CNH	3,900,000	24,313
Standard Chartered	8/14/25	USD	6,829,633	CNH	47,405,851	302,260
HSBC	9/11/25	USD	136,729	CNH	949,381	5,776
HSBC	9/11/25	USD	136,709	CNH	949,333	5,762
Standard Chartered	9/11/25	USD	6,138,667	CNH	42,548,326	269,748
State Street	9/11/25	USD	136,576	CNH	949,382	5,623
UBS	9/11/25	USD	136,679	CNH	949,333	5,733
UBS	9/11/25	USD	136,683	CNH	949,239	5,750
Bank of America	9/25/25	USD	194,071	CNH	1,338,333	9,304
HSBC	9/25/25	USD	195,186	CNH	1,338,334	10,419
UBS	9/25/25	USD	194,545	CNH	1,338,332	9,778
UBS	9/25/25	USD	194,125	CNH	1,338,333	9,357
Citibank	10/16/25	USD	13,272,611	CNH	95,300,000	98,092
Citibank	12/11/25	USD	1,292,427	CNH	9,211,770	14,360
Citibank	12/11/25	USD	13,386,432	CNH	95,800,000	94,870
HSBC	12/11/25	USD	1,294,097	CNH	9,211,770	16,030
TWD: Taiwan Dollar
Citibank	2/27/25	USD	169,591	TWD	5,400,270	5,210
HSBC	2/27/25	USD	153,761	TWD	4,862,530	5,749
Citibank	3/13/25	USD	182,636	TWD	5,750,288	7,459
Citibank	3/13/25	USD	169,847	TWD	5,400,270	5,333
UBS	3/13/25	USD	4,817,455	TWD	146,256,000	361,914
HSBC	3/27/25	USD	170,428	TWD	5,400,000	5,790
UBS	3/27/25	USD	183,627	TWD	5,750,287	8,310
Barclays	4/10/25	USD	170,886	TWD	5,400,000	6,105
UBS	4/10/25	USD	183,782	TWD	5,749,425	8,338
Bank of America	4/17/25	USD	170,788	TWD	5,399,460	5,933
HSBC	4/17/25	USD	183,483	TWD	5,750,000	7,926
HSBC	4/17/25	USD	154,201	TWD	4,856,107	5,936
Bank of America	5/15/25	USD	758,929	TWD	23,331,000	45,021
Barclays	5/15/25	USD	813,059	TWD	24,997,500	48,157
HSBC	5/15/25	USD	759,092	TWD	23,334,500	45,077
JPMorgan	5/15/25	USD	815,129	TWD	25,000,000	50,150
Bank of America	6/26/25	USD	815,728	TWD	25,001,250	48,172
Barclays	6/26/25	USD	762,266	TWD	23,334,500	45,880
JPMorgan	6/26/25	USD	814,771	TWD	25,001,250	47,215
HSBC	7/24/25	USD	7,488,718	TWD	238,628,000	146,512
JPMorgan	7/24/25	USD	539,895	TWD	16,950,008	18,370
JPMorgan	7/24/25	USD	539,808	TWD	16,949,983	18,284
UBS	7/24/25	USD	538,694	TWD	16,950,000	17,169
UBS	7/24/25	USD	539,981	TWD	16,950,009	18,456
HSBC	8/14/25	USD	368,440	TWD	11,450,006	15,559
HSBC	8/14/25	USD	370,982	TWD	11,450,000	18,102
JPMorgan	8/14/25	USD	368,582	TWD	11,449,988	15,701
JPMorgan	8/14/25	USD	368,499	TWD	11,450,006	15,618
Citibank	10/23/25	USD	3,563,330	TWD	110,000,000	154,471
Citibank	10/23/25	USD	3,615,151	TWD	111,672,000	154,477
Unrealized gain on currency forward contracts						3,737,018
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$3,737,018
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 6

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in securities, at value (cost $386,691,363)	$378,820,454
Unrealized appreciation on currency forward contracts	3,737,018
Cash denominated in foreign currency (cost $127,987)	127,857
Deposits with broker for futures contracts	447,117
Receivable for investments sold	47,939
Receivable for Fund shares sold	525,424
Dividends and interest receivable	913,117
Expense reimbursement receivable	89,765
Prepaid expenses and other assets	577
384,709,268
Liabilities:
Cash received as collateral for currency forward contracts	2,520,000
Payable for variation margin for futures contracts	39,404
Payable for investments purchased	3,795,706
Payable for Fund shares redeemed	54,523
Deferred foreign capital gains tax	674,659
Management fees payable	192,785
Accrued expenses	185,218
7,462,295
Net Assets	$377,246,973
Net Assets Consist of:
Paid in capital	$390,706,518
Accumulated loss	(13,459,545)
$377,246,973
Fund shares outstanding	43,377,274
Net asset value per share	$8.70

Statement of Operations
Year Ended December 31, 2024
Investment Income:
Dividends (net of foreign taxes of $951,651)	$9,951,912
Interest	706,319
10,658,231
Expenses:
Investment advisory fees	1,873,498
Custody and fund accounting fees	218,610
Administrative services fees	170,318
Professional services	338,610
Shareholder reports	18,606
Registration fees	58,122
Trustees fees	443,619
Shareholder meeting fees	72,614
Miscellaneous	38,233
Total expenses	3,232,230
Expenses reimbursed by investment manager	(775,117)
Net expenses	2,457,113
Net Investment Income	8,201,118
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $402,944)	243,337
Futures contracts	256,392
Currency forward contracts	2,323,904
Foreign currency transactions	(173,407)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $(66,667))	5,278,607
Futures contracts	(766,283)
Currency forward contracts	3,122,620
Foreign currency translation	(24,308)
Net realized and unrealized gain	10,260,862
Net Change in Net Assets From Operations	$18,461,980

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$8,201,118	$4,676,424
Net realized gain (loss)	2,650,226	(2,992,393)
Net change in unrealized appreciation/depreciation	7,610,636	27,618,865
	18,461,980	29,302,896
Distributions to Shareholders:
Total distributions	(7,107,894)	(5,157,916)
Fund Share Transactions:
Proceeds from sale of shares	121,762,166	131,968,117
Reinvestment of distributions	4,897,028	3,461,393
Cost of shares redeemed	(56,616,802)	(36,783,175)
Net change from Fund share transactions	70,042,392	98,646,335
Total change in net assets	81,396,478	122,791,315
Net Assets:
Beginning of year	295,850,495	173,059,180
End of year	$377,246,973	$295,850,495
Share Information:
Shares sold	13,460,908	16,715,281
Distributions reinvested	562,231	431,058
Shares redeemed	(6,492,745)	(4,636,185)
Net change in shares outstanding	7,530,394	12,510,154
PAGE 7 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Emerging Markets Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 11, 2021, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of emerging markets equity securities issued by companies from at least three different countries. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 8

Notes to Financial Statements
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  During the year, the Fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures. Adoption of the ASU impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum expo sure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$11,577,960	$19,079,184	$—
Consumer Discretionary	29,028,583	31,907,222	13
Consumer Staples	4,257,277	14,437,991	—
Energy	7,135,509	10,759,324	3
Financials	16,787,310	63,009,623	—
Health Care	—	14,164,573	—
Industrials	2,019,452	21,643,708	235,759
Information Technology	763,939	54,400,530	—
Materials	8,381,086	16,501,907	20
Real Estate	802,906	6,076,948	—
Utilities	—	9,065,684	—
Preferred Stocks
Consumer Discretionary	—	1,302,040	—
Consumer Staples	—	1,289,146	—
Financials	—	8,817,808	—
Industrials	—	179,347	—
Information Technology	—	5,950,697	—
Materials	—	57,530	—
Utilities	—	952,091	—
Short-Term Investments
Repurchase Agreements	—	10,377,012	—
Money Market Fund	7,858,272	—	—
Total Securities	$88,612,294	$289,972,365	$235,795
Other Investments
Futures Contracts
Depreciation	$(505,802)	$—	$—
Currency Forward Contracts
Appreciation	—	3,737,018	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
PAGE 9 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements
Common Stocks	Amount
Balance at 1/1/2024	$59
Sales	(627,314)
Net realized loss	(384,427)
Net change in unrealized depreciation	1,247,477
Balance at 12/31/2024	$235,795
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct foreign currency exposure.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$3,737,018	$3,737,018
Liabilities
Futures contracts(a)	$505,802	$—	$505,802
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$256,392	$—	256,392
Currency forward contracts	—	2,323,904	2,323,904
	$256,392	$2,323,904	$2,580,296
Net change in unrealized appreciation/depreciation
Futures contracts	$(766,283)	$—	(766,283)
Currency forward contracts	—	3,122,620	3,122,620
	$(766,283)	$3,122,620	$2,356,337
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	2-5%
Currency forward contracts	USD total value	9-29%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 10

Notes to Financial Statements
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$122,041	$—	$—	$122,041
Barclays	122,182	—	—	122,182
Citibank	553,157	—	(290,000)	263,157
HSBC	493,957	—	(260,000)	233,957
JPMorgan	177,781	—	—	177,781
Standard Chartered	1,096,168	—	(990,000)	106,168
State Street	61,538	—	—	61,538
UBS	1,110,194	—	(980,000)	130,194
	$3,737,018	$—	$(2,520,000)	$1,217,018
(a)	Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's Statement of Assets and Liabilities.
(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.55% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of 0.05% of the Fund’s average daily net assets. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses to average net assets (“net expense ratio”) at 0.70% through April 30, 2026. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Share ownership At December 31, 2024, Dodge & Cox and its executive officers owned 12% of the Fund’s outstanding shares.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, passive foreign investment companies, certain corporate action transactions, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2024	Year Ended December 31, 2023
Ordinary income	$7,107,894	$5,157,916
	($0.169 per share)	($0.158 per share)
At December 31, 2024, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(4,347,113)
Deferred loss[2]	(232,830)
Net unrealized depreciation	(8,879,602)
Total distributable earnings	$(13,459,545)
[1]	Represents accumulated long-term capital loss as of December 31, 2024, which may be carried forward to offset future capital gains.
[2]	Represents capital loss incurred between November 1, 2024 and December 31, 2024. As permitted by tax regulation, the Fund has elected to treat this loss as arising in 2025.
At December 31, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$390,239,027
Unrealized appreciation	47,524,208
Unrealized depreciation	(55,711,565)
Net unrealized depreciation	(8,187,357)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund share
PAGE 11 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements
holder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2024, the Fund’s commitment fee amounted to $1,584 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 6: Purchases and Sales of Investments
For the year ended December 31, 2024, purchases and sales of securities, other than short-term securities, aggregated $147,559,955 and $74,710,374, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 12

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,			Period from May 11, 2021 (Inception) to December 31,
	2024	2023	2022	2021
Net asset value, beginning of year	$8.25	$7.42	$8.89	$10.00
Income from investment operations:
Net investment income	0.17	0.14	0.14	0.07
Net realized and unrealized gain (loss)	0.45	0.85	(1.47)	(1.06)
Total from investment operations	0.62	0.99	(1.33)	(0.99)
Distributions to shareholders from:
Net investment income	(0.17)	(0.16)	(0.14)	(0.12)
Net realized gain	—	—	—	—
Total distributions	(0.17)	(0.16)	(0.14)	(0.12)
Net asset value, end of year	$8.70	$8.25	$7.42	$8.89
Total return	7.50%	13.37%	(14.91)%	(9.82)%
Ratios/supplemental data:
Net assets, end of year (millions)	$377	$296	$173	$161
Ratio of expenses to average net assets	0.72%	0.70%	0.70%	0.70%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.95%	1.08%	1.25%	1.52%(a)
Ratio of net investment income to average net assets	2.41%	2.13%	2.22%	1.61%(a)
Portfolio turnover rate	23%	22%	33%	7%
(a)	Annualized
See accompanying Notes to Financial Statements
PAGE 13 ■ Dodge & Cox Emerging Markets Stock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Emerging Markets Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Emerging Markets Stock Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years ended December 31, 2024 and for the period May 11, 2021 (commencement of operations) to December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years ended December 31, 2024 and for the period May 11, 2021 (commencement of operations) to December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2025
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 14

Special 2024 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
In 2024, the Fund elected to pass through to shareholders foreign source income of $11,082,378 and foreign taxes paid of $1,354,596.
The Fund designates $5,881,098 of its distributions paid to shareholders in 2024 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
For shareholders that are corporations, the Fund designates 1% of its ordinary dividends paid to shareholders in 2024 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.

Proxy Disclosures (unaudited)
A special meeting of shareholders was held on October 24, 2024. At the meeting, proposals to (1) elect Trustees to the Board of Trustees and (2) amend the investment objective of the Dodge & Cox Balanced Fund were approved. The following is a report of the total votes cast by the Trust's shareholders for Proposal 1 and the Balanced Fund's shareholders for Proposal 2.
PROPOSAL 1	AFFIRMATIVE	WITHHOLD	TOTAL
Elect Trustees to the Board of Trustees:
Luis Borgen	4,889,373,965.10	57,350,013.75	4,946,723,978.85
Diana F. Cantor	4,900,184,155.47	46,539,823.38	4,946,723,978.85
Dana M. Emery	4,862,606,665.79	84,117,313.06	4,946,723,978.85
Caroline M. Hoxby	4,893,694,960.75	53,029,018.10	4,946,723,978.85
Lucinda I. Johns	4,871,999,924.44	74,724,054.42	4,946,723,978.85
Roger G. Kuo	4,872,141,662.10	74,582,316.75	4,946,723,978.85
Ann Mather	4,857,901,871.86	88,822,106.99	4,946,723,978.85
Jennifer A. Nason	4,870,025,049.79	76,698,929.06	4,946,723,978.85
Gabriela Franco Parcella	4,894,754,498.38	51,969,480.47	4,946,723,978.85
Shawn Purvis	4,892,479,340.78	54,244,638.07	4,946,723,978.85
Gary Roughead	4,846,739,035.09	99,984,943.76	4,946,723,978.85
Mark E. Smith	4,847,396,004.11	99,327,974.74	4,946,723,978.85
PROPOSAL 2	AFFIRMATIVE	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amend the investment objective of the Dodge & Cox Balanced Fund.	63,290,790.51	2,904,460.04	2,638,321.38	16,155,359.00	84,988,930.93
PAGE 15 ■ Dodge & Cox Emerging Markets Stock Fund

2024
December 31, 2024

Financial Statements and Other Information

Balanced Fund | Class I (dodbx) | Class X (doxbx)
ESTABLISHED 1931
12/24 BF AR

Portfolio of Investments  December 31, 2024
Common Stocks: 63.9%
	Shares	Value
Communication Services: 6.2%
Media & Entertainment: 5.9%
Alphabet, Inc., Class A	510,200	$96,580,860
Alphabet, Inc., Class C	1,061,400	202,133,016
Baidu, Inc. ADR, Class A(a) (China)	445,200	37,534,812
Charter Communications, Inc., Class A(a)	556,394	190,715,171
Comcast Corp., Class A	2,722,048	102,158,462
EchoStar Corp., Class A(a)	1,063,449	24,352,982
Fox Corp., Class A	1,124,433	54,624,955
Fox Corp., Class B	549,480	25,133,215
Meta Platforms, Inc., Class A	155,800	91,222,458
News Corp., Class A	825,304	22,728,872
		847,184,803
Telecommunication Services: 0.3%
T-Mobile U.S., Inc.	198,661	43,850,443
		891,035,246
Consumer Discretionary: 4.4%
Automobiles & Components: 0.5%
Honda Motor Co., Ltd. ADR (Japan)	2,657,200	75,863,060
Consumer Discretionary Distribution & Retail: 2.7%
Alibaba Group Holding, Ltd. ADR (China)	1,062,400	90,080,896
Amazon.com, Inc.(a)	811,600	178,056,924
Prosus NV ADR (China)	9,801,211	77,821,615
The Gap, Inc.	1,480,578	34,986,058
		380,945,493
Consumer Durables & Apparel: 0.4%
VF Corp.	2,570,900	55,171,514
Consumer Services: 0.8%
Booking Holdings, Inc.	21,900	108,808,398
		620,788,465
Consumer Staples: 3.6%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,862,800	143,340,396
Imperial Brands PLC ADR (United Kingdom)	5,351,100	171,502,755
Molson Coors Beverage Co., Class B	986,914	56,569,911
		371,413,062
Household & Personal Products: 1.0%
Haleon PLC ADR (United Kingdom)	14,872,413	141,882,820
		513,295,882
Energy: 3.5%
Baker Hughes Co., Class A	3,031,600	124,356,232
ConocoPhillips	585,524	58,066,415
Occidental Petroleum Corp.	3,219,114	159,056,423
Occidental Petroleum Corp., Warrant(a)	1,381,001	38,046,577
The Williams Co., Inc.	2,226,400	120,492,768
		500,018,415
Financials: 16.5%
Banks: 4.9%
Banco Santander SA(b) (Spain)	19,137,000	88,515,516
BNP Paribas SA ADR (France)	3,550,900	109,012,630
Credicorp, Ltd. (Peru)	588,697	107,919,934
HDFC Bank, Ltd. ADR (India)	1,937,900	123,754,294
Wells Fargo & Co.	3,809,706	267,593,750
		696,796,124

	Shares	Value
Financial Services: 9.7%
Capital One Financial Corp.	923,026	$164,593,996
Fidelity National Information Services, Inc.	2,028,700	163,858,099
Fiserv, Inc.(a)	1,792,900	368,297,518
LPL Financial Holdings, Inc.	44,300	14,464,393
The Bank of New York Mellon Corp.	1,783,300	137,010,939
The Charles Schwab Corp.	4,219,500	312,285,195
The Goldman Sachs Group, Inc.	183,700	105,190,294
UBS Group AG, NY Shs (Switzerland)	1,203,000	36,474,960
XP, Inc., Class A (Brazil)	6,795,700	80,529,045
		1,382,704,439
Insurance: 1.9%
Aegon, Ltd., NY Shs (Netherlands)	5,332,603	31,409,032
AIA Group, Ltd. ADR (Hong Kong)	2,620,700	75,528,574
Brighthouse Financial, Inc.(a)	467,990	22,482,239
MetLife, Inc.	1,789,542	146,527,699
		275,947,544
		2,355,448,107
Health Care: 13.9%
Health Care Equipment & Services: 6.3%
Baxter International, Inc.	2,293,400	66,875,544
CVS Health Corp.	4,728,000	212,239,920
Fresenius Medical Care AG ADR (Germany)	4,173,510	94,488,266
GE HealthCare Technologies, Inc.	740,600	57,900,108
Humana, Inc.	593,000	150,450,030
Medtronic PLC	623,700	49,821,156
The Cigna Group	474,065	130,908,309
UnitedHealth Group, Inc.	161,172	81,530,468
Zimmer Biomet Holdings, Inc.	579,500	61,212,585
		905,426,386
Pharmaceuticals, Biotechnology & Life Sciences: 7.6%
Alnylam Pharmaceuticals, Inc.(a)	145,800	34,308,198
Avantor, Inc.(a)	3,901,600	82,206,712
Bayer AG ADR (Germany)	4,631,400	22,601,232
BioMarin Pharmaceutical, Inc.(a)	955,200	62,785,296
Bristol-Myers Squibb Co.	467,500	26,441,800
Elanco Animal Health, Inc.(a)	5,759,600	69,748,756
Gilead Sciences, Inc.	1,976,480	182,567,458
GSK PLC ADR (United Kingdom)	4,801,680	162,392,818
Incyte Corp.(a)	1,288,900	89,024,323
Neurocrine Biosciences, Inc.(a)	211,151	28,822,111
Regeneron Pharmaceuticals, Inc.(a)	137,900	98,230,307
Roche Holding AG ADR (Switzerland)	1,859,300	64,852,384
Sanofi SA ADR (France)	3,292,265	158,785,941
		1,082,767,336
		1,988,193,722
Industrials: 6.0%
Capital Goods: 4.1%
Ashtead Group PLC(c) (United Kingdom)	1,292,852	79,965,489
Daikin Industries, Ltd. (Japan)	355,000	41,590,264
Fortive Corp.	454,200	34,065,000
GE Aerospace	287,900	48,018,841
Johnson Controls International PLC	1,965,914	155,169,592
RTX Corp.	1,913,300	221,407,076
		580,216,262
PAGE 1 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Common Stocks (continued)
	Shares	Value
Transportation: 1.9%
FedEx Corp.	536,534	$150,943,110
Norfolk Southern Corp.	524,500	123,100,150
		274,043,260
		854,259,522
Information Technology: 2.7%
Software & Services: 1.5%
Cognizant Technology Solutions Corp., Class A	575,000	44,217,500
Microsoft Corp.	409,700	172,688,550
		216,906,050
Technology, Hardware & Equipment: 1.2%
Cisco Systems, Inc.	829,300	49,094,560
Coherent Corp.(a)	268,900	25,472,897
HP, Inc.	1,138,230	37,140,445
TE Connectivity PLC (Switzerland)	441,936	63,183,590
		174,891,492
		391,797,542
Materials: 3.5%
Air Products & Chemicals, Inc.	443,209	128,548,338
Akzo Nobel NV ADR (Netherlands)	1,980,200	39,504,990
Celanese Corp.	594,193	41,124,098
Glencore PLC(c) (Australia)	16,719,700	73,514,364
International Flavors & Fragrances, Inc.	1,160,100	98,086,455
LyondellBasell Industries NV, Class A	1,022,400	75,933,648
Nutrien, Ltd. (Canada)	1,045,100	46,768,225
		503,480,118
Real Estate: 2.0%
Equity Real Estate Investment Trusts (Reits): 2.0%
Gaming & Leisure Properties, Inc. REIT	1,086,054	52,304,361
SBA Communications Corp. REIT, Class A	582,500	118,713,500
Sun Communities, Inc. REIT	911,001	112,025,793
		283,043,654
Utilities: 1.6%
American Electric Power Co., Inc.	860,600	79,373,138
Dominion Energy, Inc.	2,644,600	142,438,156
		221,811,294
Total Common Stocks (Cost $6,718,951,100)		$9,123,171,967
Debt Securities: 33.1%
	Par Value	Value
U.S. Treasury: 4.5%
U.S. Treasury Inflation Indexed
2.00%, 1/15/26(d)	$166,631,017	$166,642,136
1.50%, 2/15/53(d)	15,774,376	12,629,114
U.S. Treasury Note/Bond
3.50%, 9/30/26	81,207,000	80,184,115
4.50%, 4/15/27	2,105,000	2,115,560
4.50%, 5/15/27	97,900,000	98,387,636
4.625%, 4/30/29	34,886,000	35,220,350
4.00%, 1/31/31	1,575,000	1,536,647
4.625%, 4/30/31	115,941,000	116,920,823
4.25%, 8/15/54	88,402,000	80,728,779
4.50%, 11/15/54	51,047,000	48,669,639
		643,034,799

	Par Value	Value
Government-Related: 1.1%
Agency: 0.7%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	$4,300,000	$4,209,380
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	38,299,000	33,318,380
6.375%, 1/23/45	10,725,000	7,176,097
6.75%, 9/21/47	11,625,000	7,991,871
7.69%, 1/23/50	65,530,000	49,442,385
		102,138,113
Local Authority: 0.2%
State of Illinois GO
5.10%, 6/1/33	25,891,765	25,526,437
		25,526,437
Sovereign: 0.2%
Colombia Government International (Colombia)
7.75%, 11/7/36	9,425,000	9,216,707
5.625%, 2/26/44	8,100,000	5,953,500
5.00%, 6/15/45	8,300,000	5,594,200
8.375%, 11/7/54	3,875,000	3,753,519
		24,517,926
		152,182,476
Securitized: 15.6%
Asset-Backed: 2.1%
Auto Loan: 0.4%
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	12,828,000	12,977,892
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	12,556,000	12,518,184
Honda Auto Receivables Owner Trust
Series 2024-4 A3, 4.33%, 5/15/29	13,002,000	12,939,471
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	12,823,000	12,912,065
		51,347,612
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71%, 6/1/27	179,668	180,394
		180,394
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(e)	11,307,211	11,693,601
8.20%, 4/6/28(e)	7,294,540	7,463,416
		19,157,017
Student Loan: 1.6%
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 5.833%, 3/25/66(e)	25,767,643	25,955,897
+1.414%, Series 2016-6A A3, 5.983%, 3/25/66(e)	18,340,777	18,565,595
+0.914%, Series 2017-5A A, 5.483%, 7/26/66(e)	3,823,797	3,790,169
+1.264%, Series 2017-1A A3, 5.833%, 7/26/66(e)	3,949,198	3,984,389
+1.164%, Series 2017-2A A, 5.733%, 12/27/66(e)	5,776,267	5,800,288
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 2

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
+0.864%, Series 2018-2A A3, 5.433%, 3/25/67(e)	$58,374,522	$58,202,691
+1.114%, Series 2019-2A A2, 5.683%, 2/27/68(e)	2,544,332	2,541,273
+0.814%, Series 2016-1A A, 5.383%, 2/25/70(e)	4,296,923	4,272,014
+0.664%, Series 2021-2A A1B, 5.233%, 2/25/70(e)	11,147,610	10,972,149
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 5.483%, 3/25/26	33,373,054	33,155,281
United States 90 Day Average SOFR
+0.861%, Series 2005-9 A7A, 6.045%, 1/25/41	3,154,565	3,154,732
+0.431%, Series 2006-2 A6, 5.615%, 1/25/41	6,305,487	6,171,385
+0.421%, Series 2006-8 A6, 5.605%, 1/25/41	3,424,245	3,353,004
+0.811%, Series 2004-3A A6B, 5.995%, 10/25/64(e)	13,676,851	13,678,871
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	3,972,373	3,908,103
Series 2023-C A1A, 5.67%, 11/15/52(e)	9,663,795	9,793,292
Series 2023-A A1A, 5.38%, 1/15/53(e)	13,208,558	13,243,930
Series 2023-D A1A, 6.15%, 9/15/53(e)	12,393,315	12,735,575
Series 2024-A A1A, 5.24%, 3/15/56(e)	1,273,234	1,268,938
		234,547,576
		305,232,599
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.326%, 3/25/26(f)	9,287,749	122,079
Series K056 X1, 1.23%, 5/25/26(f)	3,940,814	53,319
Series K064 X1, 0.591%, 3/25/27(f)	8,462,237	92,002
Series K065 X1, 0.655%, 4/25/27(f)	40,987,671	547,411
Series K066 X1, 0.741%, 6/25/27(f)	35,036,646	511,984
Series K069 X1, 0.34%, 9/25/27(f)	213,170,723	1,788,652
Series K090 X1, 0.707%, 2/25/29(f)	177,552,666	4,592,861
		7,708,308
		7,708,308
Mortgage-Related: 13.4%
CMO & REMIC: 2.8%
Dept. of Veterans Affairs
Series 1995-2C 3A, 8.793%, 6/15/25	4,792	4,813
Series 2002-1 2J, 6.50%, 8/15/31	1,777,738	1,764,273
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	639,842	649,079
Trust 2009-30 AG, 6.50%, 5/25/39	491,015	514,354
Trust 2020-45 HD, 3.50%, 7/25/40	737,858	684,891
Trust 2001-T7 A1, 7.50%, 2/25/41	489,189	514,221
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	265,126	269,730
Trust 2001-T4 A1, 7.50%, 7/25/41	482,272	487,866

	Par Value	Value
Trust 2001-T8 A1, 7.50%, 7/25/41	$399,181	$403,484
Trust 2001-W3 A, 7.00%, 9/25/41(f)	238,371	237,009
Trust 2001-T10 A2, 7.50%, 12/25/41	264,465	267,245
Trust 2013-106 MA, 4.00%, 2/25/42	3,181,903	3,135,852
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	448,598	443,817
Trust 2002-W8 A2, 7.00%, 6/25/42	695,957	719,819
Trust 2003-W2 1A2, 7.00%, 7/25/42	506,755	523,037
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,086,435	1,116,317
Trust 2003-W4 4A, 5.335%, 10/25/42(f)	515,345	519,820
Trust 2012-121 NB, 7.00%, 11/25/42	518,982	541,787
Trust 2013-19 ZA, 3.50%, 3/25/43	17,264,469	15,845,523
Trust 2004-T1 1A2, 6.50%, 1/25/44	360,352	365,964
Trust 2004-W2 5A, 7.50%, 3/25/44	474,471	488,773
Trust 2004-W8 3A, 7.50%, 6/25/44	83,402	85,026
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,084,065	1,115,598
Trust 2009-11 MP, 7.00%, 3/25/49	1,110,747	1,163,944
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 5.233%, 9/25/43	1,855,188	1,832,040
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	11,628,425	11,574,425
Series T-51 1A, 6.50%, 9/25/43(f)	102,951	104,369
Series T-59 1A1, 6.50%, 10/25/43	3,845,199	3,853,583
Series 4281 BC, 4.50%, 12/15/43(f)	11,234,525	10,972,446
Series 4384 DZ, 2.50%, 9/15/44	20,557,806	17,596,472
Series 4680 GZ, 3.50%, 3/15/47	13,710,168	11,948,347
United States 30 Day Average SOFR
+0.724%, Series 314 F2, 5.322%, 9/15/43	4,457,757	4,412,696
Ginnie Mae
CME Term SOFR 1 Month
+0.734%, Series 2014-H18 FA, 5.386%, 9/20/64	1,366,039	1,362,876
+0.814%, Series 2020-H02 FA, 5.466%, 1/20/70	14,172,233	14,217,397
+0.764%, Series 2020-H01 FV, 5.416%, 1/20/70	19,386,541	19,255,081
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.155%, 2/20/67	6,812,387	6,796,758
+0.8%, Series 2023-H05 FJ, 5.405%, 2/20/68	35,540,069	35,576,491
+0.41%, Series 2022-H06 FC, 5.015%, 8/20/68	32,002,198	31,594,029
+1.02%, Series 2023-H08 FE, 5.625%, 8/20/71	21,472,831	21,710,920
+1%, Series 2022-H20 FB, 5.605%, 8/20/71	30,023,330	30,068,462
+0.82%, Series 2022-H04 HF, 5.425%, 2/20/72	6,841,069	6,810,359
+0.67%, Series 2022-H09 FA, 5.275%, 4/20/72	20,375,054	20,141,854
+0.74%, Series 2022-H09 FC, 5.345%, 4/20/72	25,071,119	24,854,911
+0.97%, Series 2022-H11 EF, 5.575%, 5/20/72	15,057,161	15,095,228
CME Term SOFR 12 Month
PAGE 3 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
+1.015%, Series 2017-H03 F, 6.134%, 1/20/67	$9,043,624	$9,047,134
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	10,131,037	10,120,398
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	6,306,994	6,299,961
+0.775%, Series 2018-H02 GF, 5.545%, 12/20/67	15,717,756	15,657,437
+0.795%, Series 2018-H08 GF, 6.053%, 5/20/68	3,971,002	3,956,904
+0.965%, Series 2018-H13 BF, 6.015%, 6/20/68	11,984,381	12,013,518
+0.995%, Series 2019-H04 EF, 5.821%, 11/20/68	16,049,542	16,042,669
+0.965%, Series 2019-H01 FV, 6.084%, 12/20/68	1,765,071	1,761,105
		396,540,112
Federal Agency Mortgage Pass-Through: 10.6%
Fannie Mae, 15 Year
4.50%, 1/1/25 - 1/1/27	62,355	62,015
3.50%, 1/1/27 - 12/1/29	1,232,196	1,209,078
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	10,012,095	9,705,281
4.50%, 1/1/31 - 12/1/34	13,005,191	12,874,000
3.50%, 4/1/36 - 4/1/37	6,635,344	6,301,367
2.50%, 4/1/42	35,508,920	30,233,167
3.00%, 8/1/42	21,888,952	19,369,124
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	3,947,739	4,079,086
5.50%, 7/1/33 - 8/1/37	2,802,482	2,824,134
6.00%, 9/1/36 - 8/1/37	3,464,539	3,548,870
7.00%, 8/1/37	118,462	123,704
4.50%, 3/1/40	451,112	437,348
5.00%, 12/1/48 - 3/1/49	2,799,627	2,754,806
2.50%, 6/1/50 - 10/1/50	118,089,646	97,750,459
2.00%, 9/1/50 - 10/1/51	119,904,484	94,515,050
3.00%, 3/1/52	29,684,926	25,487,003
3.50%, 4/1/52 - 8/1/52	432,623,031	385,005,085
4.00%, 1/1/53 - 7/1/53	107,880,471	98,838,442
Fannie Mae, 40 Year
4.50%, 6/1/56	12,788,961	12,144,814
Fannie Mae, Hybrid ARM
7.113%, 9/1/34(f)	152,850	156,396
5.797%, 12/1/34(f)	157,694	156,828
6.039%, 1/1/35(f)	208,563	210,712
7.105%, 1/1/35(f)	225,219	228,046
7.209%, 8/1/35(f)	115,197	116,991
6.28%, 5/1/37(f)	391,268	396,940
6.78%, 11/1/40(f)	165,751	168,078
6.52%, 12/1/40(f)	357,175	364,595
6.316%, 11/1/43(f)	591,721	607,921
6.254%, 4/1/44(f)	1,340,435	1,376,522
6.368%, 11/1/44(f)	1,567,999	1,607,747
6.225%, 12/1/44(f)	1,184,610	1,213,382
7.09%, 9/1/45(f)	428,966	439,173
6.857%, 12/1/45(f)	1,235,023	1,267,827
7.262%, 1/1/46(f)	406,176	414,344
2.963%, 4/1/46(f)	1,340,633	1,356,326
2.518%, 12/1/46(f)	2,974,732	2,927,290
7.45%, 6/1/47(f)	534,921	548,578
7.483%, 7/1/47(f)	1,180,134	1,211,252
7.282%, 8/1/47(f)	1,446,213	1,492,793
3.382%, 1/1/49(f)	1,308,270	1,346,184
1.938%, 4/1/52(f)	14,198,747	12,987,092

	Par Value	Value
1.959%, 4/1/52(f)	$34,669,152	$30,527,588
2.313%, 4/1/52(f)	20,337,148	18,117,592
2.632%, 7/1/52(f)	16,138,235	14,612,271
Freddie Mac, Hybrid ARM
7.492%, 5/1/34(f)	215,627	217,298
6.75%, 10/1/35(f)	475,633	492,765
6.816%, 4/1/37(f)	532,327	546,816
7.376%, 9/1/37(f)	431,906	445,730
7.384%, 1/1/38(f)	101,917	103,553
6.569%, 2/1/38(f)	316,062	322,860
7.585%, 7/1/38(f)	43,590	44,968
6.666%, 10/1/38(f)	133,824	134,141
7.305%, 10/1/41(f)	75,504	77,820
7.277%, 8/1/42(f)	580,237	600,368
7.23%, 5/1/44(f)	1,537,810	1,579,981
7.36%, 5/1/44(f)	70,172	71,375
7.365%, 6/1/44(f)	528,048	533,876
7.495%, 6/1/44(f)	494,994	514,644
6.898%, 1/1/45(f)	1,441,860	1,480,755
7.308%, 10/1/45(f)	850,610	875,997
7.267%, 10/1/45(f)	1,034,314	1,064,415
7.505%, 7/1/47(f)	681,829	701,315
3.636%, 1/1/49(f)	3,732,513	3,840,235
3.266%, 1/1/49(f)	8,092,383	7,752,691
3.736%, 3/1/49(f)	911,382	909,063
2.304%, 5/1/52(f)	13,287,093	11,784,063
2.027%, 5/1/52(f)	38,393,190	33,858,698
4.134%, 1/1/53(f)	8,191,572	7,938,702
Freddie Mac Gold, 15 Year
4.50%, 9/1/26	25,685	25,567
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	214,921	219,547
4.50%, 4/1/31 - 6/1/31	1,778,448	1,765,281
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,298,937	1,344,183
7.00%, 11/1/37 - 9/1/38	1,205,776	1,267,533
5.50%, 12/1/37	138,336	139,301
6.00%, 2/1/39	337,571	350,398
4.50%, 9/1/41 - 6/1/42	9,646,482	9,340,554
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	101,294,101	89,018,773
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	113,084,654	93,723,949
2.00%, 9/1/50	72,089,828	56,939,667
3.00%, 2/1/52 - 6/1/52	120,385,584	102,961,850
3.50%, 5/1/52 - 8/1/53	175,490,690	155,834,355
4.00%, 10/1/52 - 3/1/53	28,194,376	25,802,396
Ginnie Mae, 30 Year
7.50%, 10/15/25	958	958
		1,515,741,742
		1,912,281,854
		2,225,222,761
Corporate: 11.9%
Financials: 5.5%
Bank of America Corp.
6.10%, (g)(h)(i)	31,008,000	30,925,467
4.45%, 3/3/26	3,970,000	3,953,545
4.25%, 10/22/26	2,970,000	2,944,514
4.183%, 11/25/27	7,925,000	7,779,119
3.846%, 3/8/37(i)	40,560,000	35,927,902
Barclays PLC (United Kingdom)
5.829%, 5/9/27(i)	7,700,000	7,782,920
4.836%, 5/9/28	4,525,000	4,445,456
5.501%, 8/9/28(i)	10,750,000	10,866,143
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 4

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
5.746%, 8/9/33(i)	$9,500,000	$9,502,378
6.224%, 5/9/34(i)	2,800,000	2,876,131
7.119%, 6/27/34(i)	4,500,000	4,775,622
BNP Paribas SA (France)
4.375%, 9/28/25(e)	8,223,000	8,164,745
4.625%, 3/13/27(e)	12,175,000	11,982,071
2.588%, 8/12/35(e)(i)	6,500,000	5,442,617
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	5,264,158
2.75%, 10/1/26	22,161,000	21,329,479
2.90%, 3/15/30	7,270,000	6,420,402
3.25%, 1/30/31	5,850,000	5,144,313
6.50%, 1/15/34	14,850,000	15,561,206
Capital One Financial Corp.
4.20%, 10/29/25	11,475,000	11,399,885
2.636%, 3/3/26(i)	6,775,000	6,746,213
4.927%, 5/10/28(i)	10,075,000	10,042,578
7.624%, 10/30/31(i)	10,600,000	11,703,511
Citigroup, Inc.
5.95%, (g)(h)(i)	67,677,000	67,606,988
6.25%, (g)(h)(i)	45,886,000	45,908,027
4.412%, 3/31/31(i)	6,000,000	5,766,994
3.785%, 3/17/33(i)	5,345,000	4,798,845
United States 90 Day Average SOFR
+6.63%, 11.221%, 10/30/40(g)	37,080,925	44,660,266
HSBC Holdings PLC (United Kingdom)
5.21%, 8/11/28(i)	5,525,000	5,547,829
4.762%, 3/29/33(i)	35,986,000	33,733,058
6.50%, 5/2/36	17,805,000	18,493,277
6.50%, 9/15/37	3,265,000	3,355,836
JPMorgan Chase & Co.
1.04%, 2/4/27(i)	17,500,000	16,812,936
8.75%, 9/1/30(g)	25,692,000	30,229,995
2.739%, 10/15/30(i)	5,000,000	4,504,077
2.956%, 5/13/31(i)	11,793,000	10,548,946
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	3,081,738
3.75%, 3/18/28(i)	8,025,000	7,809,507
7.953%, 11/15/33(i)	14,000,000	15,626,007
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(i)	11,800,000	12,032,687
6.016%, 3/2/34(i)	13,000,000	13,317,361
3.032%, 11/28/35(i)	12,365,000	10,689,980
The Charles Schwab Corp.
5.643%, 5/19/29(i)	4,500,000	4,590,970
5.853%, 5/19/34(i)	2,500,000	2,573,401
6.136%, 8/24/34(i)	5,075,000	5,328,357
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(i)	12,695,000	12,345,032
UBS Group AG (Switzerland)
9.25%, (e)(g)(h)(i)	22,775,000	26,098,579
5.959%, 1/12/34(e)(i)	23,275,000	23,795,631
UniCredit SPA (Italy)
7.296%, 4/2/34(e)(i)	29,960,000	31,300,587
5.459%, 6/30/35(e)(i)	7,325,000	7,073,016
Unum Group
6.75%, 12/15/28	8,417,000	8,864,659
Wells Fargo & Co.
5.875%, (g)(h)(i)	27,987,000	27,936,325
4.10%, 6/3/26	3,376,000	3,339,423
4.30%, 7/22/27	13,145,000	12,969,177
2.572%, 2/11/31(i)	12,005,000	10,586,996

	Par Value	Value
4.897%, 7/25/33(i)	$11,000,000	$10,623,418
5.389%, 4/24/34(i)	1,900,000	1,878,860
		784,809,160
Industrials: 5.7%
Bayer AG (Germany)
4.375%, 12/15/28(e)	10,100,000	9,712,984
6.375%, 11/21/30(e)	6,200,000	6,378,343
6.50%, 11/21/33(e)	9,450,000	9,614,516
British American Tobacco PLC (United Kingdom)
3.75%, (b)(g)(h)(i)(j)	84,228,000	84,210,551
6.343%, 8/2/30	3,900,000	4,100,872
4.742%, 3/16/32	15,335,000	14,750,167
6.421%, 8/2/33	3,900,000	4,122,055
Cemex SAB de CV (Mexico)
5.20%, 9/17/30(e)	14,400,000	13,781,317
3.875%, 7/11/31(e)	13,105,000	11,422,516
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	12,837,930
4.40%, 4/1/33	2,475,000	2,211,139
4.50%, 6/1/33(e)	21,105,000	17,757,488
4.25%, 1/15/34(e)	2,525,000	2,048,507
6.55%, 5/1/37	11,000,000	10,635,641
6.75%, 6/15/39	6,160,000	6,037,337
6.484%, 10/23/45	38,252,000	36,144,993
Cox Enterprises, Inc.
3.85%, 2/1/25(e)	14,626,000	14,610,595
3.35%, 9/15/26(e)	14,932,000	14,572,634
3.50%, 8/15/27(e)	16,200,000	15,662,148
CVS Health Corp.
7.00%, 3/10/55(g)(i)	24,355,000	24,436,718
Dillard's, Inc.
7.75%, 7/15/26	50,000	51,822
7.75%, 5/15/27	540,000	565,531
7.00%, 12/1/28	15,135,000	15,731,666
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	13,179,972
Ford Motor Credit Co. LLC(k)
5.125%, 6/16/25	16,100,000	16,089,626
3.375%, 11/13/25	9,350,000	9,203,370
4.389%, 1/8/26	18,850,000	18,699,416
4.542%, 8/1/26	18,304,000	18,094,199
2.70%, 8/10/26	12,700,000	12,195,952
4.95%, 5/28/27	10,000,000	9,908,820
7.35%, 11/4/27	4,000,000	4,188,309
6.80%, 5/12/28	3,100,000	3,203,400
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	25,425,000	25,293,469
3.50%, 7/26/26(e)	7,800,000	7,631,879
6.125%, 7/27/27(e)	11,425,000	11,730,829
3.875%, 7/26/29(e)	27,915,000	26,375,853
Macy's, Inc.
6.70%, 7/15/34(e)	2,539,000	2,193,289
Optics Bidco SpA(k) (Italy)
7.20%, 7/18/36(e)	8,688,000	8,868,024
7.721%, 6/4/38(e)	5,536,000	5,819,556
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,486,268
2.80%, 4/1/27	6,350,000	6,097,140
2.95%, 4/1/30	5,000,000	4,513,557
Philip Morris International, Inc.
4.875%, 2/13/29	9,900,000	9,887,711
5.125%, 2/13/31	5,925,000	5,925,436
PAGE 5 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
Prosus NV (China)
4.85%, 7/6/27(e)	$14,200,000	$13,925,258
3.68%, 1/21/30(e)	3,750,000	3,383,770
3.061%, 7/13/31(e)	38,650,000	32,445,221
4.193%, 1/19/32(e)	19,475,000	17,352,500
4.987%, 1/19/52(e)	16,004,000	12,458,652
TC Energy Corp. (Canada)
5.625%, 5/20/75(g)(i)	20,570,000	20,404,936
5.875%, 8/15/76(g)(i)	7,465,000	7,365,515
5.30%, 3/15/77(g)(i)	29,935,000	28,645,756
5.50%, 9/15/79(g)(i)	9,435,000	9,066,772
Telecom Italia SPA (Italy)
7.721%, 6/4/38	2,676,000	2,764,073
The Cigna Group
7.875%, 5/15/27	17,587,000	18,677,609
4.375%, 10/15/28	5,211,000	5,108,253
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,604,688
3.375%, 4/15/29	6,500,000	6,066,836
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	11,879,369
5.25%, 6/6/29(e)	2,594,000	2,522,715
Union Pacific Corp.
6.176%, 1/2/31	2,158,492	2,204,733
VMware, Inc.
1.40%, 8/15/26	19,765,000	18,723,641
4.65%, 5/15/27	14,137,000	14,077,238
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(g)(i)	18,300,000	18,740,496
		816,401,576
Utilities: 0.7%
American Electric Power Co., Inc.
5.699%, 8/15/25	11,320,000	11,368,789
NextEra Energy, Inc.
6.051%, 3/1/25	3,375,000	3,380,970
5.749%, 9/1/25	3,975,000	3,999,233
4.625%, 7/15/27	10,075,000	10,061,330
4.90%, 3/15/29	11,975,000	11,937,367
The Southern Co.
5.113%, 8/1/27	11,900,000	11,999,795
4.85%, 6/15/28	12,475,000	12,494,528
4.00%, 1/15/51(g)(i)	19,036,000	18,654,195
3.75%, 9/15/51(g)(i)	19,900,000	19,056,606
		102,952,813
		1,704,163,549
Total Debt Securities (Cost $4,903,229,429)		$4,724,603,585
Short-Term Investments: 2.4%
	Par Value/ Shares	Value
Repurchase Agreements: 1.7%
Fixed Income Clearing Corp.(l) 4.43%, dated 12/31/24, due 1/2/25, maturity value $227,055,867	$227,000,000	$227,000,000
Fixed Income Clearing Corp.(l) 1.80%, dated 12/31/24, due 1/2/25, maturity value $14,254,423	14,252,998	14,252,998
		241,252,998

	Par Value/ Shares	Value
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	97,711,015	$97,711,015
Total Short-Term Investments (Cost $338,964,013)		$338,964,013
Total Investments In Securities (Cost $11,961,144,542)	99.4%	$14,186,739,565
Other Assets Less Liabilities	0.6%	83,933,891
Net Assets	100.0%	$14,270,673,456
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	Inflation-linked
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Perpetual security: no stated maturity date.
(i)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(k)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(l)	Repurchase agreement is collateralized by U.S. Treasury Notes 4.375%-4.50%, 7/15/26-5/15/41. Total collateral value is $246,078,208.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 6

Portfolio of Investments  December 31, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(1,886)	3/21/25	$(559,741,225)	$17,769,261
Euro-Bobl— Short Position	(670)	3/6/25	(81,797,116)	1,100,447
Long-Term U.S. Treasury Bond— Long Position	1,448	3/20/25	164,845,750	(3,832,083)
				$15,037,625
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Morgan Stanley	1/9/25	USD	11,920,407	EUR	10,755,299	$776,833
Morgan Stanley	1/9/25	USD	12,101,197	EUR	10,918,258	788,780
Morgan Stanley	1/9/25	USD	12,100,889	EUR	10,918,258	788,472
Morgan Stanley	1/9/25	USD	12,040,068	EUR	10,863,938	783,933
Morgan Stanley	1/9/25	EUR	4,533,890	USD	4,949,085	(251,518)
Bank of America	4/10/25	USD	12,074,507	EUR	10,863,938	770,553
Bank of America	4/10/25	USD	12,134,184	EUR	10,918,258	773,711
HSBC	4/10/25	USD	12,134,166	EUR	10,918,258	773,693
Morgan Stanley	4/10/25	USD	11,952,338	EUR	10,755,299	761,424
Unrealized gain on currency forward contracts						6,217,399
Unrealized loss on currency forward contracts						(251,518)
Net unrealized gain on currency forward contracts						$5,965,881
The listed counterparty may be the parent company or one of its subsidiaries.
PAGE 7 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in securities, at value (cost $11,961,144,542)	$14,186,739,565
Unrealized appreciation on currency forward contracts	6,217,399
Cash	10,323
Deposits with broker for futures contracts	34,093,971
Receivable for variation margin for futures contracts	1,829,109
Receivable for investments sold	867,368
Receivable for Fund shares sold	15,134,372
Dividends and interest receivable	54,366,087
Expense reimbursement receivable	84,226
Prepaid expenses and other assets	2,695,612
14,302,038,032
Liabilities:
Unrealized depreciation on currency forward contracts	251,518
Cash received as collateral for currency forward contracts	5,590,000
Payable for investments purchased	5,491,640
Payable for Fund shares redeemed	13,611,509
Management fees payable	6,068,511
Accrued expenses	351,398
31,364,576
Net Assets	$14,270,673,456
Net Assets Consist of:
Paid in capital	$11,845,416,307
Distributable earnings	2,425,257,149
$14,270,673,456
Class I
Total net assets	$11,896,685,692
Shares outstanding	116,983,484
Net asset value per share	$101.70
Class X
Total net assets	$2,373,987,764
Shares outstanding	23,340,551
Net asset value per share	$101.71

Statement of Operations
Year Ended December 31, 2024
Investment Income:
Dividends (net of foreign taxes of $7,219,500)	$206,035,498
Interest (net of foreign taxes of $2,434)	274,206,540
480,242,038
Expenses:
Investment advisory fees	57,651,270
Administrative services fees
Class I	12,204,964
Class X	1,103,927
Custody and fund accounting fees	255,741
Professional services	379,749
Shareholder reports	150,689
Registration fees	133,483
Trustees fees	443,619
Shareholder meeting fees	1,038,955
Miscellaneous	613,641
Total expenses	73,976,038
Expenses reimbursed by investment manager	(984,185)
Net expenses	72,991,853
Net Investment Income	407,250,185
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (Note 5)	912,717,030
Futures contracts	(120,698,227)
Currency forward contracts	(851,131)
Foreign currency transactions	215,229
Net change in unrealized appreciation/depreciation
Investments in securities	(14,467,672)
Futures contracts	28,645,069
Currency forward contracts	7,705,130
Foreign currency translation	(51,324)
Net realized and unrealized gain	813,214,104
Net Change in Net Assets From Operations	$1,220,464,289
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 8

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$407,250,185	$380,222,344
Net realized gain (loss)	791,382,901	859,947,667
Net change in unrealized appreciation/depreciation	21,831,203	535,172,266
	1,220,464,289	1,775,342,277
Distributions to Shareholders:
Class I	(950,216,506)	(581,376,184)
Class X	(181,717,049)	(67,705,865)
Total distributions	(1,131,933,555)	(649,082,049)
Fund Share Transactions:
Class I
Proceeds from sales of shares	782,990,779	1,451,566,468
Reinvestment of distributions	892,387,770	546,230,885
Cost of shares redeemed	(2,408,640,255)	(3,281,556,137)
Class X
Proceeds from sales of shares	918,500,552	867,393,489
Reinvestment of distributions	181,717,049	67,705,864
Cost of shares redeemed	(303,930,150)	(168,738,723)
Net change from Fund share transactions	63,025,745	(517,398,154)
Total change in net assets	151,556,479	608,862,074
Net Assets:
Beginning of year	14,119,116,977	13,510,254,903
End of year	$14,270,673,456	$14,119,116,977
Share Information:
Class I
Shares sold	7,479,240	15,035,378
Distributions reinvested	8,717,660	5,620,662
Shares redeemed	(23,173,286)	(33,921,814)
Net change in shares outstanding	(6,976,386)	(13,265,774)
Class X
Shares sold	8,938,881	9,070,768
Distributions reinvested	1,775,077	694,327
Shares redeemed	(2,893,922)	(1,745,572)
Net change in shares outstanding	7,820,036	8,019,523
PAGE 9 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Balanced Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on June 26, 1931, and seeks income and long-term capital appreciation. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the invest ment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing
Dodge & Cox Balanced Fund ■ PAGE 10

Notes to Financial Statements
current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  During the year, the Fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures. Adoption of the ASU impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
PAGE 11 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$891,035,246	$—
Consumer Discretionary	620,788,465	—
Consumer Staples	513,295,882	—
Energy	500,018,415	—
Financials	2,266,932,591	88,515,516
Health Care	1,988,193,722	—
Industrials	732,703,769	121,555,753
Information Technology	391,797,542	—
Materials	429,965,754	73,514,364
Real Estate	283,043,654	—
Utilities	221,811,294	—
Debt Securities
U.S. Treasury	—	643,034,799
Government-Related	—	152,182,476
Securitized	—	2,225,222,761
Corporate	—	1,704,163,549
Short-Term Investments
Repurchase Agreements	—	241,252,998
Money Market Fund	97,711,015	—
Total Securities	$8,937,297,349	$5,249,442,216
Other Investments
Futures Contracts
Appreciation	$18,869,708	$—
Depreciation	(3,832,083)	—
Currency Forward Contracts
Appreciation	—	6,217,399
Depreciation	—	(251,518)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used short equity index futures contracts to reduce the exposure of the Fund’s equity allocation to a general downturn in the equity markets. The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct foreign currency exposure.
Dodge & Cox Balanced Fund ■ PAGE 12

Notes to Financial Statements
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	—	$6,217,399	$6,217,399
Futures contracts(a)	17,769,261	1,100,447	—	18,869,708
	$17,769,261	$1,100,447	$6,217,399	$25,087,107
Liabilities
Unrealized depreciation on currency forward contracts	$—	—	$251,518	$251,518
Futures contracts(a)	—	3,832,083	—	3,832,083
	$—	$3,832,083	$251,518	$4,083,601
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(117,181,802)	(3,516,425)	$—	(120,698,227)
Currency forward contracts	—	—	(851,131)	(851,131)
	$(117,181,802)	$(3,516,425)	$(851,131)	$(121,549,358)
Net change in unrealized appreciation/depreciation
Futures contracts	$36,529,669	(7,884,600)	$—	28,645,069
Currency forward contracts	—	—	7,705,130	7,705,130
	$36,529,669	($ 7,884,600)	$7,705,130	$36,350,199
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	4-7%
Currency forward contracts	USD total value	0-1%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s
ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
Bank of America	$1,544,264	$—	$(1,500,000)	$44,264
HSBC	773,693	—	(540,000)	233,693
Morgan Stanley	3,899,442	(251,518)	(3,550,000)	97,924
	$6,217,399	$(251,518)	$(5,590,000)	$375,881
(a)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.42% through April 30, 2026. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on
PAGE 13 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements
short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the year ended December 31, 2024, Dodge & Cox reimbursed expenses of $984,185.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), redemptions in-kind, certain corporate action transactions, REITs, straddles, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$319,155,581	$330,759,574
Long-term capital gain	$631,060,925	$250,616,610
Class X
Ordinary income	$61,222,367	$38,640,935
Long-term capital gain	$120,494,682	$29,064,930
At December 31, 2024, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$141,558,898
Net unrealized appreciation	2,283,698,251
Total distributable earnings	$2,425,257,149
At December 31, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$11,924,006,155
Unrealized appreciation	3,092,270,909
Unrealized depreciation	(808,533,993)
Net unrealized appreciation	2,283,736,916
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the year ended December 31, 2024, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $72,409,932 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2024, the Fund’s commitment fee amounted to $69,833 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 7: Purchases and Sales of Investments
For the year ended December 31, 2024, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,980,355,529 and $2,915,096,297, respectively. For the year ended December 31, 2024, purchases and sales of U.S. government securities aggregated $1,099,560,698 and $827,399,686, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Balanced Fund ■ PAGE 14

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of year	$101.23	$93.35	$109.41	$101.78	$101.60
Income from investment operations:
Net investment income	2.74	2.68	1.90	1.74	2.19 (a)
Net realized and unrealized gain (loss)	6.08	9.90	(9.86)	17.51	5.03
Total from investment operations	8.82	12.58	(7.96)	19.25	7.22
Distributions to shareholders from:
Net investment income	(2.78)	(2.66)	(1.91)	(1.75)	(2.22)
Net realized gain	(5.57)	(2.04)	(6.19)	(9.87)	(4.82)
Total distributions	(8.35)	(4.70)	(8.10)	(11.62)	(7.04)
Net asset value, end of year	$101.70	$101.23	$93.35	$109.41	$101.78
Total return	8.84%	13.76%	(7.28)%	19.28%	7.85%
Ratios/supplemental data:
Net assets, end of year (millions)	$11,897	$12,548	$12,810	$15,320	$14,110
Ratio of expenses to average net assets	0.52%	0.52%	0.52%	0.52%	0.53%
Ratio of net investment income to average net assets	2.81%	2.80%	2.03%	1.51%	2.29%(a)
Portfolio turnover rate	22%	34%	59%	49%	54%
Portfolio turnover rate excluding TBA rolls(b)	22%	34%	41%	31%	50%
Class X(c)
Net asset value, beginning of year	$101.24	$93.37	$101.25
Income from investment operations:
Net investment income	2.89	2.58	1.43
Net realized and unrealized gain (loss)	6.03	10.10	(2.32)
Total from investment operations	8.92	12.68	(0.89)
Distributions to shareholders from:
Net investment income	(2.88)	(2.77)	(1.54)
Net realized gain	(5.57)	(2.04)	(5.45)
Total distributions	(8.45)	(4.81)	(6.99)
Net asset value, end of year	$101.71	$101.24	$93.37
Total return	8.95%	13.88%	(0.78)%
Ratios/supplemental data:
Net assets, end of period (millions)	$2,374	$1,571	$700
Ratio of expenses to average net assets	0.43%	0.42%	0.41%(d)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.47%	0.47%	0.47%(d)
Ratio of net investment income to average net assets	2.92%	2.94%	2.42%(d)
Portfolio turnover rate	22%	34%	59%
Portfolio turnover rate excluding TBA rolls(b)	22%	34%	41%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.11 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 2.17%.

(b)	See Note 1 regarding To-Be-Announced securities
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(d)	Annualized
See accompanying Notes to Financial Statements
PAGE 15 ■ Dodge & Cox Balanced Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Balanced Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2025
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
Dodge & Cox Balanced Fund ■ PAGE 16

Special 2024 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
The Fund designates $758,032,006 as long-term capital gain distributions in 2024.
The Fund designates $202,791,294 of its distributions paid to shareholders in 2024 as qualified dividends (treated for federal income tax purposes in the hands of shareholders as taxable at a maximum rate of 20%).
The Fund designates 1.04% of its ordinary dividends paid to shareholders in 2024 as Section 199A dividends.
For shareholders that are corporations, the Fund designates 27% of its ordinary dividends paid to shareholders in 2024 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.
For shareholders that are corporations, the Fund designates 56% of its ordinary dividends paid to shareholders in 2024 as Section 163(j) interest dividends.

Proxy Disclosures (unaudited)
A special meeting of shareholders was held on October 24, 2024. At the meeting, proposals to (1) elect Trustees to the Board of Trustees and (2) amend the investment objective of the Dodge & Cox Balanced Fund were approved. The following is a report of the total votes cast by the Trust's shareholders for Proposal 1 and the Balanced Fund's shareholders for Proposal 2.
PROPOSAL 1	AFFIRMATIVE	WITHHOLD	TOTAL
Elect Trustees to the Board of Trustees:
Luis Borgen	4,889,373,965.10	57,350,013.75	4,946,723,978.85
Diana F. Cantor	4,900,184,155.47	46,539,823.38	4,946,723,978.85
Dana M. Emery	4,862,606,665.79	84,117,313.06	4,946,723,978.85
Caroline M. Hoxby	4,893,694,960.75	53,029,018.10	4,946,723,978.85
Lucinda I. Johns	4,871,999,924.44	74,724,054.42	4,946,723,978.85
Roger G. Kuo	4,872,141,662.10	74,582,316.75	4,946,723,978.85
Ann Mather	4,857,901,871.86	88,822,106.99	4,946,723,978.85
Jennifer A. Nason	4,870,025,049.79	76,698,929.06	4,946,723,978.85
Gabriela Franco Parcella	4,894,754,498.38	51,969,480.47	4,946,723,978.85
Shawn Purvis	4,892,479,340.78	54,244,638.07	4,946,723,978.85
Gary Roughead	4,846,739,035.09	99,984,943.76	4,946,723,978.85
Mark E. Smith	4,847,396,004.11	99,327,974.74	4,946,723,978.85
PROPOSAL 2	AFFIRMATIVE	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amend the investment objective of the Dodge & Cox Balanced Fund.	63,290,790.51	2,904,460.04	2,638,321.38	16,155,359.00	84,988,930.93
PAGE 17 ■ Dodge & Cox Balanced Fund

2024
December 31, 2024

Financial Statements and Other Information

Income Fund | Class I (dodix) | Class X (doxix)
ESTABLISHED 1989
12/24 IF AR

Portfolio of Investments  December 31, 2024
Debt Securities: 98.4%
	Par Value	Value
U.S. Treasury: 19.5%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$439,584,232	$351,935,277
U.S. Treasury Note/Bond
4.875%, 11/30/25	448,430,000	450,862,419
4.25%, 1/31/26	298,955,000	298,960,761
4.375%, 7/31/26	348,780,000	349,355,469
3.75%, 8/31/26	149,475,000	148,291,952
4.125%, 10/31/26	300,000,000	299,317,122
4.375%, 12/15/26	352,896,000	353,695,602
3.75%, 12/31/28	348,780,000	340,950,370
4.00%, 7/31/29	747,380,000	735,534,341
3.75%, 6/30/30	1,066,457,000	1,031,669,397
4.00%, 7/31/30	914,980,000	895,784,040
3.75%, 12/31/30	1,451,915,000	1,398,869,010
4.00%, 1/31/31	149,475,000	145,835,140
4.625%, 4/30/31	647,730,000	653,203,999
4.25%, 6/30/31	498,255,000	491,989,533
4.125%, 7/31/31	249,125,000	244,161,503
3.875%, 8/15/34	1,395,115,000	1,319,134,623
3.375%, 8/15/42	821,145,000	677,815,873
4.00%, 11/15/42	149,165,000	134,215,014
4.50%, 2/15/44	822,120,000	784,688,408
4.125%, 8/15/44	1,048,605,000	948,955,847
4.625%, 11/15/44	1,644,866,000	1,594,878,325
2.875%, 5/15/52	1,081,935,000	756,631,464
3.00%, 8/15/52	433,133,000	310,758,374
4.00%, 11/15/52	621,530,000	541,420,153
4.125%, 8/15/53	2,116,451,000	1,885,003,813
4.75%, 11/15/53	298,955,000	295,754,430
4.25%, 2/15/54	99,650,000	90,905,738
		17,530,577,997
Government-Related: 3.3%
Agency: 1.8%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	603,646,000	525,144,433
6.625%, 6/15/35	188,706,000	148,628,123
6.50%, 6/2/41	44,802,000	31,838,426
6.375%, 1/23/45	134,401,000	89,927,709
6.75%, 9/21/47	88,516,000	60,852,340
6.35%, 2/12/48	22,315,000	14,661,256
7.69%, 1/23/50	1,014,825,000	765,685,463
		1,636,737,750
Local Authority: 1.0%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,435,000	46,322,223
7.102%, 1/1/41	146,077,000	163,135,434
State of California GO
7.50%, 4/1/34	79,781,000	91,018,888
7.30%, 10/1/39	182,945,000	208,302,275
State of Illinois GO
5.10%, 6/1/33	402,508,235	396,828,924
		905,607,744
Sovereign: 0.5%
Colombia Government International (Colombia)
3.125%, 4/15/31	59,800,000	47,451,300
7.75%, 11/7/36	129,585,000	126,721,171
5.625%, 2/26/44	105,435,000	77,494,725
5.00%, 6/15/45	86,075,000	58,014,550

	Par Value	Value
5.20%, 5/15/49	$82,285,000	$55,172,093
8.375%, 11/7/54	53,800,000	52,113,370
		416,967,209
		2,959,312,703
Securitized: 48.7%
Asset-Backed: 5.3%
Auto Loan: 1.0%
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	167,587,000	169,545,221
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,246,411
Series 2024-D A3, 4.61%, 8/15/29	57,676,000	57,716,085
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,650,776
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,612,537
Series 2024-D A4, 4.66%, 9/15/30	15,500,000	15,505,650
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	52,259,000	52,101,606
Honda Auto Receivables Owner Trust
Series 2024-3 A3, 4.57%, 3/21/29	34,101,000	34,129,914
Series 2024-4 A3, 4.33%, 5/15/29	72,140,000	71,793,064
Series 2024-3 A4, 4.51%, 11/21/30	9,463,000	9,432,099
Series 2024-4 A4, 4.35%, 12/16/30	11,350,000	11,254,962
Hyundai Auto Receivables Trust
Series 2024-C A3, 4.41%, 5/15/29	26,345,000	26,235,713
Nissan Auto Receivables Owner Trust
Series 2024-B A3, 4.34%, 3/15/29	3,820,000	3,804,683
Series 2024-B A4, 4.35%, 9/15/31	11,850,000	11,747,633
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	140,638,000	141,614,829
Series 2024-D A3, 4.40%, 6/15/29	59,790,000	59,614,050
Series 2024-C A4, 4.83%, 11/15/29	50,562,000	50,755,132
Series 2024-D A4, 4.43%, 4/15/30	12,000,000	11,897,578
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 A3, 4.63%, 7/20/29	105,000,000	105,219,418
Series 2024-1 A4, 4.67%, 6/20/31	14,000,000	14,005,103
		874,882,464
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2005-20B 1, 4.625%, 2/1/25	39,992	39,953
Series 2005-20D 1, 5.11%, 4/1/25	1,107	1,105
Series 2005-20E 1, 4.84%, 5/1/25	50,170	49,994
Series 2005-20G 1, 4.75%, 7/1/25	108,104	107,873
Series 2005-20H 1, 5.11%, 8/1/25	1,046	1,044
Series 2005-20I 1, 4.76%, 9/1/25	158,445	157,510
Series 2006-20A 1, 5.21%, 1/1/26	169,237	168,703
Series 2006-20B 1, 5.35%, 2/1/26	53,093	52,883
Series 2006-20C 1, 5.57%, 3/1/26	213,498	213,259
Series 2006-20G 1, 6.07%, 7/1/26	390,157	389,921
Series 2006-20H 1, 5.70%, 8/1/26	4,156	4,154
Series 2006-20I 1, 5.54%, 9/1/26	7,064	7,070
Series 2006-20J 1, 5.37%, 10/1/26	167,312	167,810
Series 2006-20L 1, 5.12%, 12/1/26	158,837	158,663
Series 2007-20A 1, 5.32%, 1/1/27	406,701	408,077
Series 2007-20C 1, 5.23%, 3/1/27	683,063	684,611
Series 2007-20D 1, 5.32%, 4/1/27	510,595	506,229
Series 2007-20G 1, 5.82%, 7/1/27	521,076	525,866
		3,644,725
Other: 0.3%
Rio Oil Finance Trust (Brazil)
PAGE 1 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
9.75%, 1/6/27(b)	$87,130,458	$90,107,880
8.20%, 4/6/28(b)	128,565,721	131,542,146
		221,650,026
Student Loan: 4.0%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.464%, Series 2016-1A A, 6.033%, 7/26/66(b)	10,639,827	10,708,897
+1.314%, Series 2017-1A A, 5.883%, 12/27/66(b)	11,480,294	11,576,603
+1.15%, Series 2024-1A A, 5.71%, 11/27/73(b)	142,074,353	142,191,152
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.764%, Series 2015-3 A2, 5.333%, 6/26/56	37,068,244	36,612,924
+1.014%, Series 2019-1A A2, 5.583%, 12/27/67(b)	129,691,623	129,563,683
+0.714%, Series 2014-8 A3, 5.283%, 5/27/49	13,273,165	13,095,578
+1.364%, Series 2016-5A A, 5.933%, 6/25/65(b)	175,309,497	176,883,531
+1.464%, Series 2016-3A A3, 6.033%, 6/25/65(b)	2,192,959	2,215,325
+1.264%, Series 2016-7A A, 5.833%, 3/25/66(b)	151,917,098	153,026,974
+1.414%, Series 2016-6A A3, 5.983%, 3/25/66(b)	110,780,304	112,138,227
+0.914%, Series 2017-5A A, 5.483%, 7/26/66(b)	193,215,996	191,516,758
+1.164%, Series 2017-3A A3, 5.733%, 7/26/66(b)	220,180,144	221,352,119
+1.264%, Series 2017-1A A3, 5.833%, 7/26/66(b)	164,469,627	165,935,200
+1.114%, Series 2017-4A A3, 5.683%, 9/27/66(b)	101,797,544	101,825,162
+1.164%, Series 2017-2A A, 5.733%, 12/27/66(b)	125,161,250	125,681,733
+0.834%, Series 2018-1A A3, 5.403%, 3/25/67(b)	94,318,937	93,423,379
+0.914%, Series 2018-3A A3, 5.483%, 3/25/67(b)	103,759,140	103,391,449
+0.794%, Series 2018-4A A2, 5.363%, 6/27/67(b)	113,274,292	112,338,794
+1.114%, Series 2019-2A A2, 5.683%, 2/27/68(b)	110,188,871	110,056,402
+0.944%, Series 2019-3A A, 5.513%, 7/25/68(b)	43,396,751	43,496,481
+0.924%, Series 2019-4A A2, 5.493%, 7/25/68(b)	38,300,847	37,967,143
+1.164%, Series 2020-1A A1B, 5.733%, 6/25/69(b)	35,455,482	35,291,536
+1.014%, Series 2020-2A A1B, 5.583%, 8/26/69(b)	63,871,908	63,639,803
+0.714%, Series 2021-1A A1B, 5.283%, 12/26/69(b)	36,285,515	36,019,531
+0.814%, Series 2016-1A A, 5.383%, 2/25/70(b)	122,247,498	121,538,817
+0.664%, Series 2021-2A A1B, 5.233%, 2/25/70(b)	50,565,134	49,769,248
Nelnet Student Loan Trust
CME Term SOFR 1 Month

	Par Value	Value
+0.994%, Series 2020-5A A, 5.333%, 10/25/68(b)	$45,616,821	$45,559,015
United States 30 Day Average SOFR
+0.864%, Series 2019-1A A2, 5.433%, 4/25/67(b)	15,333,759	15,296,216
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 5.483%, 3/25/26	70,669,337	70,208,192
+1.314%, Series 2011-2 A2, 5.883%, 10/25/34	10,933,823	10,948,044
United States 90 Day Average SOFR
+0.891%, Series 2004-8A A6, 6.075%, 1/25/40(b)	60,615,322	60,073,415
+0.431%, Series 2005-4 A4, 5.615%, 7/25/40	9,534,200	9,416,649
+0.751%, Series 2007-6 A5, 5.935%, 4/27/43	37,155,376	36,015,007
+0.811%, Series 2004-3A A6A, 5.995%, 10/25/64(b)	31,578,118	31,582,782
+0.811%, Series 2004-3A A6B, 5.995%, 10/25/64(b)	19,449,986	19,452,859
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	1,606,512	1,591,964
Series 2017-B A2A, 2.82%, 10/15/35(b)	3,273,134	3,219,434
Series 2018-A A2A, 3.50%, 2/15/36(b)	17,865,228	17,570,998
Series 2018-B A2A, 3.60%, 1/15/37(b)	13,552,706	13,333,437
Series 2024-C A1A, 5.50%, 6/17/52(b)	34,434,623	34,637,608
Series 2023-C A1A, 5.67%, 11/15/52(b)	14,736,084	14,933,550
Series 2021-A APT2, 1.07%, 1/15/53(b)	23,242,417	20,619,547
Series 2023-D A1A, 6.15%, 9/15/53(b)	150,782,068	154,946,141
Series 2024-F A1A, 5.06%, 3/16/54(b)	58,972,225	58,414,182
Series 2024-A A1A, 5.24%, 3/15/56(b)	239,575,064	238,766,738
Series 2023-B A1A, 4.99%, 10/16/56(b)	158,660,408	156,990,444
Series 2024-E A1A, 5.09%, 10/16/56(b)	71,504,864	71,061,584
Series 2022-D A1A, 5.37%, 10/15/58(b)	138,597,089	138,133,717
		3,624,027,972
		4,724,205,187
CMBS: 0.2%
Agency CMBS: 0.2%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.326%, 3/25/26(c)	103,120,773	1,355,430
Series K056 X1, 1.23%, 5/25/26(c)	34,684,690	469,284
Series K062 X1, 0.276%, 12/25/26(c)	286,551,589	1,436,770
Series K064 X1, 0.591%, 3/25/27(c)	361,556,491	3,930,878
Series K065 X1, 0.655%, 4/25/27(c)	437,120,641	5,837,965
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 2

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
Series K066 X1, 0.741%, 6/25/27(c)	$348,274,313	$5,089,263
Series K067 X1, 0.564%, 7/25/27(c)	447,002,935	5,394,834
Series K069 X1, 0.34%, 9/25/27(c)	88,898,636	745,922
Series K070 X1, 0.319%, 11/25/27(c)	187,869,816	1,546,037
Series K071 X1, 0.281%, 11/25/27(c)	243,038,875	1,559,945
Series K089 X1, 0.54%, 1/25/29(c)	503,538,957	9,710,497
Series K091 X1, 0.56%, 3/25/29(c)	251,110,275	5,272,412
Series K092 X1, 0.71%, 4/25/29(c)	474,085,426	12,227,374
Series K093 X1, 0.941%, 5/25/29(c)	220,310,572	7,328,014
Series K094 X1, 0.876%, 6/25/29(c)	313,948,070	10,342,925
Series K095 X1, 0.949%, 6/25/29(c)	218,255,492	7,620,194
Series K096 X1, 1.124%, 7/25/29(c)	532,799,572	22,203,357
Series K097 X1, 1.088%, 7/25/29(c)	239,236,497	9,877,142
Series K098 X1, 1.139%, 8/25/29(c)	461,282,268	20,116,058
Series K099 X1, 0.881%, 9/25/29(c)	501,722,174	17,134,665
Series K101 X1, 0.832%, 10/25/29(c)	193,197,393	6,407,720
Series K102 X1, 0.82%, 10/25/29(c)	540,668,326	17,669,527
Series K152 X1, 0.952%, 1/25/31(c)	116,297,913	4,917,960
Series K154 X1, 0.291%, 11/25/32(c)	353,362,935	5,724,833
Series K-1511 X1, 0.775%, 3/25/34(c)	171,341,112	8,249,509
		192,168,515
		192,168,515
Mortgage-Related: 43.2%
CMO & REMIC: 5.0%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	334	334
Series 1997-2 Z, 7.50%, 6/15/27	972,722	988,483
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	35,589	35,950
Trust 1998-58 PC, 6.50%, 10/25/28	233,963	236,691
Trust 2001-69 PQ, 6.00%, 12/25/31	391,490	400,790
Trust 2002-33 A1, 7.00%, 6/25/32	766,217	777,279
Trust 2002-69 Z, 5.50%, 10/25/32	53,473	54,352
Trust 2008-24 GD, 6.50%, 3/25/37	229,040	235,399
Trust 2007-47 PE, 5.00%, 5/25/37	563,599	566,046
Trust 2009-30 AG, 6.50%, 5/25/39	2,091,692	2,191,112
Trust 2009-40 TB, 6.00%, 6/25/39	1,068,263	1,100,616
Trust 2001-T3 A1, 7.50%, 11/25/40	34,189	34,904
Trust 2010-123 WT, 7.00%, 11/25/40	7,940,583	8,189,562
Trust 2001-T7 A1, 7.50%, 2/25/41	46,683	49,071
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	18,268	18,637
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	101,323	103,082
Trust 2001-T4 A1, 7.50%, 7/25/41	676,316	684,160
Trust 2011-58 AT, 4.00%, 7/25/41	2,462,247	2,359,450
Trust 2001-T10 A1, 7.00%, 12/25/41	604,571	609,960
Trust 2013-106 MA, 4.00%, 2/25/42	7,146,293	7,042,864
Trust 2012-15 PZ, 4.00%, 3/25/42	2,698,995	2,522,203
Trust 2012-47 VZ, 4.00%, 5/25/42	5,053,235	4,781,573
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	821,778	813,019
Trust 2002-W8 A2, 7.00%, 6/25/42	573,653	593,322
Trust 2002-90 A1, 6.50%, 6/25/42	1,725,553	1,762,305
Trust 2002-T16 A3, 7.50%, 7/25/42	1,551,233	1,635,401
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,176,562	3,278,621
Trust 2003-W4 3A, 4.706%, 10/25/42(c)	779,946	823,007
Trust 2012-121 NB, 7.00%, 11/25/42	276,819	288,983

	Par Value	Value
Trust 2003-W1 2A, 5.158%, 12/25/42(c)	$1,042,415	$1,028,477
Trust 2003-7 A1, 6.50%, 12/25/42	1,446,258	1,467,186
Trust 2012-131 MZ, 3.50%, 12/25/42	12,639,996	11,286,839
Trust 2012-134 ZA, 3.00%, 12/25/42	36,177,618	31,396,920
Trust 2013-19 ZA, 3.50%, 3/25/43	10,711,183	9,830,844
Trust 2013-72 Z, 3.00%, 7/25/43	11,318,105	10,002,035
Trust 2004-T1 1A2, 6.50%, 1/25/44	468,192	475,484
Trust 2004-W2 2A2, 7.00%, 2/25/44	49,751	51,277
Trust 2004-W2 5A, 7.50%, 3/25/44	748,822	771,394
Trust 2004-W8 3A, 7.50%, 6/25/44	592,655	604,196
Trust 2004-W15 1A2, 6.50%, 8/25/44	220,093	226,806
Trust 2014-58 MZ, 4.00%, 9/25/44	28,217,307	26,093,261
Trust 2005-W1 1A3, 7.00%, 10/25/44	2,440,233	2,440,134
Trust 2014-61 ZV, 3.00%, 10/25/44	36,384,696	31,598,963
Trust 2014-68 MZ, 3.00%, 11/25/44	46,039,045	39,939,954
Trust 2001-79 BA, 7.00%, 3/25/45	132,305	134,182
Trust 2006-W1 1A1, 6.50%, 12/25/45	97,657	99,273
Trust 2006-W1 1A2, 7.00%, 12/25/45	610,465	627,831
Trust 2006-W1 1A3, 7.50%, 12/25/45	9,350	9,581
Trust 2006-W1 1A4, 8.00%, 12/25/45	556,497	574,319
Trust 2007-W10 1A, 6.044%, 8/25/47(c)	2,167,656	2,236,892
Trust 2007-W10 2A, 6.235%, 8/25/47(c)	679,455	698,092
Trust 2018-28 PT, 3.50%, 5/25/48	4,438,886	3,963,735
Trust 2018-55 MY, 3.50%, 8/25/48	4,167,843	3,649,653
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 5.233%, 9/25/43	8,417,216	8,312,190
+0.514%, Trust 2004-W14 1AF, 5.083%, 7/25/44	629,598	593,487
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	30,804	31,827
Series 3312 AB, 6.50%, 6/15/32	701,297	724,074
Series T-41 2A, 4.692%, 7/25/32(c)	92,422	84,673
Series 2587 ZU, 5.50%, 3/15/33	983,275	1,002,869
Series 2610 UA, 4.00%, 5/15/33	471,681	452,976
Series T-48 1A, 4.373%, 7/25/33(c)	1,183,882	1,117,742
Series 2708 ZD, 5.50%, 11/15/33	3,397,954	3,471,704
Series 3204 ZM, 5.00%, 8/15/34	1,758,161	1,765,863
Series 3330 GZ, 5.50%, 6/15/37	268,945	265,920
Series 3427 Z, 5.00%, 3/15/38	824,830	829,707
Series 4197 LZ, 4.00%, 4/15/43	10,619,429	10,072,362
Series 4215 LZ, 3.50%, 6/15/43	30,024,227	27,320,461
Series T-51 1A, 6.50%, 9/25/43(c)	35,003	35,485
Series T-59 1A1, 6.50%, 10/25/43	2,519,430	2,524,923
Series 4283 DW, 4.50%, 12/15/43(c)	17,575,207	17,184,445
Series 4283 EW, 4.50%, 12/15/43(c)	10,931,258	10,556,595
Series 4281 BC, 4.50%, 12/15/43(c)	30,240,916	29,535,456
Series 4319 MA, 4.50%, 3/15/44(c)	5,964,273	5,790,663
Series 4375 MZ, 3.50%, 8/15/44	17,321,928	15,472,362
Series 4385 EZ, 3.00%, 9/15/44	37,552,158	31,649,004
Series 4438 ZP, 3.50%, 2/15/45	6,120,321	5,481,890
Series 4434 LZ, 3.00%, 2/15/45	36,759,406	30,938,870
PAGE 3 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
Series 4616 ZD, 2.50%, 9/15/46	$20,677,873	$16,941,555
Series 4653 PZ, 3.50%, 2/15/47	19,711,524	17,487,953
Series 4680 GZ, 3.50%, 3/15/47	13,974,239	12,178,484
Series 4700 KZ, 3.50%, 7/15/47	2,690,335	2,362,507
Series 4722 CZ, 3.50%, 9/15/47	11,170,953	10,019,967
Series 5020 GT, 3.50%, 10/25/50	12,546,670	10,720,202
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	8,664,666	8,262,724
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	6,274,712	6,048,113
Series 2014-184 GZ, 3.50%, 12/20/44	5,649,249	5,170,565
Series 2015-24 Z, 3.50%, 2/20/45	15,709,679	14,398,451
Series 2015-69 DZ, 3.50%, 5/20/45	3,826,525	3,514,531
Series 2015-69 KZ, 3.50%, 5/20/45	12,490,285	11,471,896
CME Term SOFR 1 Month
+1.364%, Series 2020-H21 FL, 6.016%, 12/20/70	16,512,652	16,755,019
+0.764%, Series 2014-H21 FA, 5.416%, 10/20/64	3,100,011	3,093,789
+0.744%, Series 2015-H10 FB, 5.396%, 4/20/65	4,274,897	4,263,547
+0.714%, Series 2015-H18 FB, 5.366%, 7/20/65	2,535,419	2,529,192
+0.714%, Series 2015-H19 FK, 5.366%, 8/20/65	2,459,816	2,452,428
+0.734%, Series 2015-H23 FA, 5.386%, 9/20/65	644,349	642,488
+0.864%, Series 2016-H02 FB, 5.516%, 11/20/65	11,741,344	11,734,065
+1.014%, Series 2016-H09 FM, 5.666%, 3/20/66	6,002,801	6,008,119
+1.014%, Series 2016-H09 FH, 5.666%, 4/20/66	7,849,993	7,856,983
+0.894%, Series 2016-H19 FA, 5.546%, 9/20/66	3,566,839	3,565,055
+0.864%, Series 2016-H23 F, 5.516%, 10/20/66	17,942,916	17,954,541
+0.914%, Series 2016-H24 FB, 5.566%, 11/20/66	9,199,746	9,196,373
+0.924%, Series 2017-H02 GF, 5.576%, 12/20/66	4,358,418	4,357,167
+0.684%, Series 2017-H17 FB, 5.336%, 9/20/67	12,942,023	12,935,618
+0.614%, Series 2018-H20 FB, 5.266%, 6/20/68	16,536,799	16,446,541
+0.614%, Series 2018-H20 FE, 5.266%, 11/20/68	15,987,853	15,901,434
+0.714%, Series 2019-H15 F, 5.366%, 9/20/69	19,299,413	19,138,543
+0.714%, Series 2019-H18 LF, 5.366%, 11/20/69	16,984,399	16,978,295
+0.764%, Series 2019-H18 F, 5.416%, 11/20/69	20,519,457	20,547,395
+0.764%, Series 2019-H17 FB, 5.416%, 11/20/69	63,101,818	62,679,907
+0.764%, Series 2019-H20 AF, 5.416%, 11/20/69	12,969,967	12,885,136
+0.664%, Series 2020-H06 FA, 5.316%, 3/20/70	63,823,564	63,146,313
+0.964%, Series 2021-H16 HF, 5.616%, 9/20/71	6,168,196	6,167,248

	Par Value	Value
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.155%, 2/20/67	$24,643,486	$24,586,949
+0.5%, Series 2022-H04 GF, 5.105%, 2/20/67	23,881,647	23,802,023
+0.5%, Series 2022-H07 FB, 5.105%, 1/20/68	84,599,263	83,970,834
+0.3%, Series 2022-H06 FA, 4.905%, 2/20/68	100,838,805	99,732,593
+0.5%, Series 2022-H07 AF, 5.105%, 2/20/68	32,946,573	32,703,260
+0.5%, Series 2022-H07 BF, 5.105%, 2/20/68	117,833,306	116,878,997
+0.5%, Series 2022-H07 FH, 5.105%, 6/20/68	6,353,039	6,285,020
+0.41%, Series 2022-H06 FC, 5.015%, 8/20/68	58,237,103	57,494,324
+1.3%, Series 2023-H08 EF, 5.905%, 7/20/71	66,639,880	67,787,612
+1.02%, Series 2023-H08 FE, 5.625%, 8/20/71	40,697,175	41,148,421
+1%, Series 2022-H20 FB, 5.605%, 8/20/71	39,328,212	39,387,330
+1.45%, Series 2021-H12 EF, 6.055%, 8/20/71	37,955,177	39,021,630
+0.7%, Series 2021-H17 FA, 5.305%, 11/20/71	32,206,619	32,178,922
+0.82%, Series 2021-H19 FM, 5.425%, 12/20/71	37,176,253	36,993,547
+0.8%, Series 2022-H08 FL, 5.561%, 12/20/71	95,128,795	94,614,329
+0.8%, Series 2022-H02 FC, 5.405%, 1/20/72	114,222,089	114,530,101
+0.35%, Series 2022-H01 FA, 4.955%, 1/20/72	48,196,179	47,086,008
+0.82%, Series 2022-H04 HF, 5.425%, 2/20/72	174,675,758	173,891,639
+0.75%, Series 2022-H07 F, 5.355%, 2/20/72	30,099,478	30,112,791
+0.75%, Series 2022-H08 FE, 5.485%, 3/20/72	51,498,608	51,089,637
+0.74%, Series 2022-H09 FC, 5.345%, 4/20/72	64,580,791	64,023,859
+1%, Series 2022-H11 FG, 5.605%, 4/20/72	16,799,607	16,991,715
+0.95%, Series 2022-H10 FA, 5.555%, 5/20/72	101,854,680	102,816,504
+0.95%, Series 2022-H11 AF, 5.555%, 5/20/72	18,926,701	18,923,691
+0.9%, Series 2022-H11 F, 5.505%, 5/20/72	178,956,314	178,562,288
+0.97%, Series 2022-H11 EF, 5.575%, 5/20/72	43,668,396	43,778,798
+0.95%, Series 2022-H12 FA, 5.555%, 6/20/72	245,610,091	245,571,039
+1.1%, Series 2022-H23 FA, 5.705%, 10/20/72	233,814,678	237,838,114
+1.63%, Series 2023-H08 FG, 6.235%, 2/20/73	32,230,937	33,166,527
+1.42%, Series 2023-H13 FJ, 6.025%, 2/20/73	57,907,947	58,821,520
+1.1%, Series 2023-H08 FD, 5.705%, 3/20/73	139,132,654	141,153,264
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 4

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
+1.35%, Series 2023-H23 FH, 5.955%, 9/20/73	$76,076,634	$77,908,255
+2.1%, Series 2023-H23 DF, 6.705%, 9/20/73	81,969,030	85,058,598
CME Term SOFR 12 Month
+1.015%, Series 2016-H21 CF, 5.611%, 9/20/66	6,276,172	6,288,546
+0.995%, Series 2016-H27 BF, 5.186%, 12/20/66	11,262,274	11,258,396
+1.015%, Series 2017-H02 BF, 6.134%, 1/20/67	34,129,206	34,142,762
+1.025%, Series 2017-H02 FP, 6.144%, 1/20/67	14,585,142	14,593,049
+1.015%, Series 2017-H03 F, 6.134%, 1/20/67	38,003,118	38,017,871
+0.965%, Series 2017-H08 FG, 5.791%, 2/20/67	8,516,750	8,518,013
+0.915%, Series 2017-H07 FQ, 5.741%, 3/20/67	1,647,220	1,647,484
+1.015%, Series 2017-H10 FA, 6.072%, 4/20/67	9,756,082	9,777,703
+0.915%, Series 2017-H12 FQ, 5.942%, 5/20/67	17,084,459	17,103,585
+1.015%, Series 2017-H11 FB, 6.042%, 5/20/67	8,144,775	8,166,300
+0.915%, Series 2017-H13 FQ, 6.173%, 6/20/67	41,069,140	41,178,121
+1.015%, Series 2017-H14 FA, 6.273%, 6/20/67	8,241,024	8,274,631
+0.915%, Series 2017-H16 BF, 5.965%, 8/20/67	9,629,623	9,658,197
+0.985%, Series 2017-H17 FQ, 5.581%, 9/20/67	29,944,124	29,996,903
+0.965%, Series 2017-H18 GF, 5.561%, 9/20/67	8,943,097	8,955,496
+0.965%, Series 2017-H20 FB, 5.183%, 10/20/67	21,059,708	21,045,249
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	71,886,616	71,811,120
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	34,860,565	34,821,692
+0.935%, Series 2017-H21 FA, 5.153%, 10/20/67	12,313,018	12,298,398
+0.915%, Series 2017-H22 FK, 4.733%, 11/20/67	7,253,804	7,223,206
+0.935%, Series 2017-H22 FH, 4.753%, 11/20/67	9,940,054	9,901,992
+0.935%, Series 2017-H22 FA, 4.753%, 11/20/67	64,192,200	63,923,395
+0.775%, Series 2018-H02 GF, 5.545%, 12/20/67	25,713,974	25,615,294
+0.895%, Series 2017-H25 CF, 5.086%, 12/20/67	16,698,948	16,661,901
+0.875%, Series 2017-H25 FE, 5.066%, 12/20/67	15,804,340	15,761,112
+0.865%, Series 2018-H01 FL, 5.984%, 12/20/67	18,175,460	18,135,247
+0.865%, Series 2018-H01 FE, 5.984%, 1/20/68	8,086,760	8,067,666
+0.795%, Series 2018-H02 FA, 5.565%, 1/20/68	18,275,027	18,225,827
+0.775%, Series 2018-H02 HF, 5.545%, 1/20/68	47,384,207	47,227,123

	Par Value	Value
+0.815%, Series 2018-H03 FD, 5.585%, 2/20/68	$36,542,951	$36,319,114
+0.865%, Series 2018-H02 PF, 5.635%, 2/20/68	16,919,851	16,881,682
+0.815%, Series 2018-H02 FM, 5.585%, 2/20/68	23,329,356	23,225,821
+0.755%, Series 2018-H05 BF, 5.581%, 2/20/68	24,195,746	24,116,858
+0.785%, Series 2018-H05 FE, 5.611%, 2/20/68	24,618,581	24,547,856
+0.765%, Series 2018-H11 FA, 5.967%, 2/20/68	10,953,492	10,965,097
+0.765%, Series 2018-H04 FC, 5.591%, 2/20/68	1,888,229	1,883,601
+0.775%, Series 2018-H05 CF, 5.601%, 3/20/68	7,170,900	7,120,793
+0.765%, Series 2018-H06 AF, 5.822%, 3/20/68	24,117,187	24,079,709
+0.745%, Series 2018-H06 MF, 5.802%, 3/20/68	7,662,799	7,645,016
+0.755%, Series 2018-H04 FJ, 5.581%, 3/20/68	36,629,179	36,501,157
+0.755%, Series 2018-H04 FK, 5.581%, 3/20/68	15,038,749	14,926,875
+0.735%, Series 2018-H06 BF, 5.792%, 4/20/68	11,478,985	11,386,381
+0.765%, Series 2018-H06 EF, 5.822%, 4/20/68	19,304,505	19,178,352
+0.765%, Series 2018-H06 JF, 5.822%, 4/20/68	20,557,988	20,417,391
+0.755%, Series 2018-H07 FA, 5.782%, 5/20/68	19,503,902	19,378,819
+0.865%, Series 2018-H09 FC, 6.123%, 6/20/68	17,589,708	17,566,658
+0.965%, Series 2018-H10 FV, 6.167%, 7/20/68	18,383,165	18,428,599
+0.835%, Series 2018-H15 FK, 5.431%, 8/20/68	14,600,206	14,588,866
+0.815%, Series 2018-H17 DF, 4.933%, 10/20/68	31,791,139	31,632,380
+0.935%, Series 2018-H19 FG, 4.753%, 11/20/68	14,809,584	14,705,074
+1.015%, Series 2018-H19 FE, 4.833%, 11/20/68	15,649,865	15,607,376
+1.115%, Series 2019-H04 FE, 5.941%, 2/20/69	12,851,303	12,887,013
+1.115%, Series 2019-H16 FC, 5.333%, 10/20/69	7,584,737	7,591,429
+1.115%, Series 2019-H18 EF, 4.933%, 10/20/69	12,663,275	12,673,733
+1.215%, Series 2019-H17 FA, 5.033%, 11/20/69	30,289,528	30,380,309
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,346,029	1,325,429
		4,494,580,002
Federal Agency Mortgage Pass-Through: 38.2%
Fannie Mae, 15 Year
5.00%, 9/1/25	8	8
4.00%, 9/1/25 - 11/1/33	97,398,896	94,204,126
3.50%, 9/1/28 - 12/1/29	11,758,840	11,523,202
4.50%, 3/1/29	333,497	333,244
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	73,466,743	72,812,169
PAGE 5 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
4.00%, 9/1/30 - 3/1/37	$420,489,625	$408,054,960
3.50%, 11/1/35 - 4/1/37	67,363,610	64,142,804
2.00%, 6/1/41 - 3/1/42	377,982,488	314,741,982
2.50%, 9/1/41 - 6/1/42	175,261,170	149,091,840
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	26,144,165	26,800,412
7.00%, 4/1/32 - 2/1/39	2,313,552	2,421,135
6.50%, 12/1/32 - 8/1/39	11,186,494	11,575,777
5.50%, 2/1/33 - 11/1/39	39,037,276	39,419,965
4.50%, 11/1/35 - 12/1/53	833,752,102	794,968,870
5.00%, 7/1/37 - 3/1/49	27,306,308	26,915,816
4.00%, 10/1/40 - 7/1/53	1,008,324,705	924,796,642
3.50%, 2/1/48 - 12/1/53	3,170,103,328	2,814,858,518
2.50%, 6/1/50 - 4/1/52	3,216,948,449	2,658,443,487
2.00%, 6/1/50 - 4/1/52	3,256,394,850	2,566,456,578
3.50%, 1/1/51	624,806,987	558,986,964
3.00%, 4/1/52 - 5/1/52	203,491,316	174,930,055
3.50%, 5/1/52	3,391,085,833	3,005,442,023
3.50%, 6/1/52	874,532,559	774,733,474
3.50%, 7/1/52	1,067,292,307	945,917,916
4.00%, 9/1/52	665,906,415	609,970,196
3.50%, 9/1/52	420,280,271	372,167,523
4.00%, 10/1/52	583,112,582	534,071,035
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	52,503,387	49,855,775
4.00%, 6/1/56	23,971,287	21,975,223
2.50%, 3/1/62	131,141,797	104,398,241
Fannie Mae, Hybrid ARM
7.153%, 10/1/33(c)	268,435	276,332
6.744%, 7/1/34(c)	348,631	353,514
6.561%, 8/1/34(c)	419,867	422,244
7.268%, 8/1/34(c)	6,461	6,610
7.056%, 9/1/34(c)	232,957	238,874
6.389%, 10/1/34(c)	248,821	250,118
6.442%, 1/1/35(c)	227,109	229,407
6.787%, 1/1/35(c)	272,563	272,438
6.092%, 4/1/35(c)	296,647	300,116
7.374%, 6/1/35(c)	128,415	129,163
7.574%, 7/1/35(c)	369,376	378,448
7.224%, 7/1/35(c)	135,688	137,127
7.386%, 7/1/35(c)	51,354	52,099
7.279%, 7/1/35(c)	123,003	123,735
7.426%, 8/1/35(c)	319,049	325,888
7.197%, 8/1/35(c)	558,928	565,825
7.049%, 8/1/35(c)	219,402	221,224
7.421%, 9/1/35(c)	239,272	244,630
7.114%, 10/1/35(c)	329,399	336,436
7.248%, 10/1/35(c)	163,272	166,777
6.967%, 11/1/35 - 1/1/36(c)	890,214	912,574
6.316%, 1/1/36(c)	404,709	410,507
6.836%, 1/1/36(c)	1,836,994	1,897,278
7.194%, 11/1/36(c)	381,905	389,265
7.138%, 12/1/36(c)	222,761	228,543
7.00%, 12/1/36(c)	179,855	184,721
5.813%, 1/1/37(c)	596,753	605,072
6.372%, 2/1/37(c)	381,232	389,608
7.35%, 4/1/37(c)	139,707	142,866
7.231%, 8/1/37(c)	21,019	21,485
6.051%, 11/1/37(c)	195,484	196,325
7.38%, 5/1/38(c)	399,368	410,306
7.086%, 5/1/38(c)	21,776,226	22,595,275
7.635%, 9/1/38(c)	28,351	28,707
6.842%, 10/1/38(c)	882,529	904,581
7.305%, 10/1/38(c)	165,455	169,491

	Par Value	Value
6.734%, 10/1/38(c)	$158,676	$161,224
6.073%, 6/1/39(c)	79,800	81,805
6.714%, 12/1/39(c)	282,062	286,508
7.013%, 4/1/42 - 10/1/47(c)	2,094,571	2,153,095
7.357%, 9/1/42 - 7/1/44(c)	1,478,150	1,521,253
6.587%, 11/1/42(c)	656,748	674,942
6.297%, 12/1/42(c)	1,206,024	1,234,323
6.398%, 2/1/43(c)	717,621	737,272
7.496%, 2/1/43(c)	303,137	311,715
7.096%, 5/1/43(c)	363,136	377,460
6.97%, 6/1/43(c)	184,251	186,726
6.845%, 9/1/43(c)	179,063	181,517
7.177%, 9/1/43(c)	853,978	879,277
7.10%, 9/1/43(c)	118,123	121,187
7.061%, 10/1/43(c)	3,301,063	3,403,508
6.936%, 11/1/43(c)	1,887,557	1,935,908
6.562%, 11/1/43(c)	1,955,726	2,006,612
6.314%, 12/1/43(c)	433,553	444,844
6.05%, 2/1/44(c)	86,104	87,339
6.106%, 2/1/44(c)	1,194,145	1,226,920
5.938%, 2/1/44(c)	755,752	781,605
6.237%, 4/1/44(c)	1,075,250	1,101,861
6.186%, 4/1/44(c)	516,710	524,341
6.623%, 4/1/44 - 5/1/44(c)	2,191,897	2,249,206
7.178%, 4/1/44(c)	2,281,647	2,342,730
6.738%, 4/1/44(c)	3,116,908	3,218,492
6.192%, 5/1/44(c)	4,016,374	4,122,119
7.391%, 7/1/44(c)	159,893	161,746
7.363%, 7/1/44(c)	1,146,731	1,179,526
7.465%, 7/1/44(c)	1,476,428	1,513,435
7.427%, 7/1/44(c)	1,042,115	1,073,518
7.34%, 7/1/44 - 8/1/47(c)	1,343,589	1,377,725
7.418%, 8/1/44(c)	1,256,337	1,293,881
7.335%, 8/1/44(c)	2,644,201	2,724,028
7.377%, 8/1/44(c)	1,149,858	1,184,701
7.33%, 8/1/44(c)	855,534	883,583
7.359%, 9/1/44(c)	955,239	981,018
6.797%, 9/1/44(c)	2,638,966	2,728,546
7.19%, 9/1/44(c)	279,310	286,508
7.274%, 9/1/44(c)	586,817	601,822
7.326%, 9/1/44(c)	1,122,433	1,156,808
7.09%, 9/1/44(c)	196,036	200,348
7.097%, 10/1/44(c)	1,850,584	1,900,045
6.57%, 10/1/44 - 10/1/44(c)	802,865	816,337
6.79%, 10/1/44(c)	1,503,401	1,541,807
7.225%, 10/1/44(c)	3,276,210	3,375,960
7.208%, 10/1/44(c)	1,409,887	1,451,694
6.83%, 10/1/44(c)	3,149,056	3,238,236
6.58%, 10/1/44(c)	180,741	183,702
6.882%, 10/1/44(c)	914,194	940,331
7.164%, 10/1/44(c)	1,033,704	1,062,873
7.073%, 10/1/44(c)	1,048,812	1,077,341
6.997%, 10/1/44(c)	2,398,520	2,464,559
6.854%, 11/1/44(c)	1,171,974	1,202,547
6.512%, 11/1/44(c)	2,109,009	2,158,057
6.526%, 11/1/44(c)	2,871,079	2,937,456
7.08%, 11/1/44(c)	178,005	181,880
6.829%, 11/1/44(c)	525,946	537,465
6.584%, 11/1/44(c)	801,574	830,540
6.177%, 12/1/44(c)	2,448,921	2,507,784
5.83%, 12/1/44(c)	203,452	209,538
5.979%, 12/1/44(c)	415,221	426,066
6.477%, 12/1/44(c)	460,723	468,289
6.087%, 12/1/44(c)	1,264,323	1,296,574
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 6

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
5.84%, 12/1/44(c)	$529,381	$538,255
6.09%, 1/1/45 - 3/1/45(c)	1,957,271	2,002,407
6.257%, 2/1/45(c)	1,183,489	1,210,107
6.638%, 3/1/45(c)	17,328,201	17,799,314
6.006%, 4/1/45(c)	4,823,735	4,956,871
6.684%, 4/1/45(c)	591,854	608,044
7.329%, 8/1/45(c)	975,710	1,005,640
7.355%, 8/1/45(c)	1,043,953	1,075,075
7.014%, 10/1/45(c)	1,986,708	2,046,006
7.175%, 11/1/45(c)	1,909,133	1,968,368
6.403%, 4/1/46(c)	4,777,847	4,909,871
7.127%, 4/1/46(c)	1,170,886	1,204,178
7.455%, 4/1/46(c)	116,833	117,884
6.985%, 4/1/46(c)	419,155	420,339
7.358%, 4/1/46(c)	210,723	214,885
6.657%, 5/1/46(c)	751,353	772,302
7.247%, 6/1/46(c)	274,264	282,295
7.215%, 6/1/46(c)	258,078	263,410
7.266%, 7/1/46(c)	194,294	199,077
6.494%, 12/1/46(c)	1,097,465	1,126,871
7.396%, 6/1/47(c)	1,648,914	1,698,438
7.45%, 6/1/47(c)	1,251,843	1,283,805
7.438%, 7/1/47(c)	4,009,709	4,114,598
7.485%, 7/1/47(c)	530,091	541,603
7.36%, 8/1/47 - 8/1/47(c)	1,068,556	1,095,709
7.282%, 8/1/47(c)	1,911,922	1,973,502
7.11%, 10/1/47(c)	372,025	376,567
6.369%, 11/1/47(c)	568,099	584,273
6.529%, 11/1/47(c)	1,307,754	1,343,729
3.235%, 1/1/48(c)	255,253	262,822
3.068%, 1/1/48(c)	448,623	463,035
3.905%, 3/1/48(c)	1,672,253	1,644,471
3.098%, 4/1/48(c)	958,503	978,228
3.189%, 5/1/48(c)	10,482,035	10,840,499
3.445%, 8/1/48(c)	951,923	962,092
3.349%, 10/1/48(c)	1,410,997	1,429,821
3.649%, 11/1/48(c)	1,270,108	1,287,909
3.377%, 4/1/49(c)	1,203,721	1,211,479
3.71%, 8/1/49(c)	5,678,841	5,729,032
3.625%, 8/1/49(c)	10,367,304	9,988,225
3.602%, 8/1/49(c)	2,584,144	2,634,947
3.34%, 9/1/49(c)	8,115,824	7,726,757
3.436%, 9/1/49(c)	12,733,318	12,987,462
3.336%, 10/1/49(c)	1,469,617	1,475,987
2.662%, 1/1/50(c)	2,132,830	2,046,953
2.161%, 12/1/50(c)	22,929,888	20,646,646
2.043%, 5/1/52(c)	142,504,144	126,446,848
4.71%, 4/1/53(c)	36,365,679	35,994,453
4.505%, 7/1/53(c)	35,856,278	34,773,852
4.281%, 7/1/53(c)	4,753,823	4,570,322
Freddie Mac, Hybrid ARM
7.442%, 9/1/33(c)	920,540	945,055
6.375%, 2/1/34(c)	787,190	814,361
7.551%, 8/1/34(c)	174,011	180,236
6.524%, 11/1/34(c)	363,212	373,432
5.916%, 1/1/35(c)	73,347	73,944
6.47%, 2/1/35(c)	203,607	210,223
6.487%, 3/1/35(c)	210,851	217,825
7.00%, 4/1/35 - 5/1/37(c)	189,957	191,864
7.115%, 8/1/35(c)	218,590	223,761
7.62%, 8/1/35(c)	602,518	611,085
7.498%, 9/1/35(c)	341,059	348,536
7.451%, 10/1/35(c)	279,460	283,077
6.488%, 1/1/36(c)	562,645	581,946

	Par Value	Value
6.377%, 1/1/36(c)	$480,539	$490,926
6.354%, 1/1/36(c)	269,791	277,233
7.207%, 4/1/36(c)	497,434	514,342
6.969%, 8/1/36(c)	477,080	482,856
6.495%, 12/1/36(c)	272,511	276,480
6.049%, 1/1/37(c)	312,813	317,145
5.989%, 3/1/37(c)	516,139	521,457
6.944%, 4/1/37(c)	323,394	324,253
6.816%, 4/1/37(c)	333,042	342,107
7.397%, 7/1/37(c)	1,144,313	1,179,984
6.374%, 1/1/38(c)	122,363	124,503
6.654%, 2/1/38(c)	167,305	168,034
7.014%, 4/1/38(c)	346,092	348,090
6.594%, 4/1/38(c)	1,029,562	1,059,204
7.309%, 5/1/38(c)	112,948	113,880
6.212%, 6/1/38(c)	304,326	307,715
6.666%, 10/1/38(c)	65,912	66,068
7.318%, 10/1/38(c)	623,931	639,054
7.194%, 11/1/39(c)	345,450	354,120
7.53%, 7/1/43(c)	251,747	257,881
6.336%, 8/1/43(c)	3,126,026	3,213,171
7.312%, 10/1/43(c)	272,436	280,060
6.562%, 1/1/44(c)	892,247	918,520
5.985%, 1/1/44(c)	547,272	560,138
5.961%, 2/1/44(c)	2,106,742	2,161,865
6.21%, 4/1/44(c)	678,808	697,819
6.422%, 4/1/44(c)	578,899	593,372
6.411%, 5/1/44(c)	14,215,777	14,583,109
6.89%, 6/1/44(c)	1,620,194	1,663,375
7.234%, 6/1/44(c)	680,151	694,856
7.479%, 7/1/44(c)	808,394	823,832
7.505%, 7/1/44 - 6/1/45(c)	559,553	572,906
7.495%, 8/1/44(c)	280,300	285,576
6.672%, 8/1/44(c)	1,400,584	1,438,566
7.36%, 8/1/44(c)	916,567	952,884
7.443%, 9/1/44(c)	578,922	592,158
7.225%, 9/1/44(c)	1,133,096	1,162,467
7.232%, 9/1/44(c)	684,990	702,838
7.066%, 10/1/44(c)	2,142,244	2,202,501
7.022%, 10/1/44(c)	496,461	510,253
7.195%, 10/1/44(c)	1,710,741	1,757,534
6.733%, 10/1/44(c)	2,851,672	2,926,968
6.695%, 10/1/44(c)	1,895,787	1,944,570
7.187%, 11/1/44(c)	712,558	734,722
6.675%, 11/1/44(c)	1,231,616	1,260,205
6.36%, 11/1/44(c)	1,248,165	1,272,280
7.036%, 11/1/44(c)	2,103,413	2,163,553
6.874%, 11/1/44(c)	1,841,141	1,890,869
6.601%, 11/1/44(c)	750,122	772,154
6.507%, 11/1/44(c)	3,752,293	3,830,462
6.602%, 11/1/44(c)	1,336,187	1,365,692
6.28%, 11/1/44(c)	1,351,864	1,380,766
6.979%, 11/1/44(c)	3,097,818	3,182,409
6.409%, 11/1/44(c)	1,544,377	1,579,623
6.184%, 12/1/44(c)	2,577,676	2,638,351
6.159%, 12/1/44(c)	2,397,424	2,452,379
6.255%, 12/1/44(c)	178,388	180,495
6.142%, 12/1/44(c)	1,525,956	1,558,508
6.245%, 12/1/44(c)	321,655	325,605
5.936%, 1/1/45(c)	2,083,049	2,128,582
6.017%, 1/1/45(c)	648,547	663,618
6.003%, 1/1/45(c)	1,438,893	1,473,217
5.979%, 1/1/45(c)	1,188,544	1,219,164
6.898%, 1/1/45(c)	1,934,653	1,986,842
PAGE 7 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
6.013%, 2/1/45(c)	$1,653,772	$1,696,465
6.826%, 4/1/45(c)	1,067,772	1,096,326
6.448%, 5/1/45(c)	2,929,471	3,001,628
7.132%, 8/1/45(c)	4,080,254	4,194,990
6.274%, 8/1/45(c)	53,966	54,575
7.378%, 8/1/45(c)	1,278,999	1,317,095
7.40%, 9/1/45(c)	862,397	886,683
7.301%, 5/1/46(c)	1,232,643	1,267,366
6.971%, 5/1/46(c)	14,857,850	15,260,463
7.118%, 7/1/46(c)	1,514,319	1,555,377
7.346%, 9/1/46(c)	3,309,205	3,403,201
7.467%, 6/1/47(c)	426,346	435,744
7.38%, 8/1/47(c)	474,875	485,556
6.866%, 10/1/47(c)	306,729	316,242
3.266%, 1/1/49(c)	54,178,564	51,904,319
3.621%, 2/1/49(c)	2,415,505	2,457,052
2.287%, 9/1/50(c)	24,553,028	22,166,074
2.179%, 11/1/50(c)	61,122,964	54,838,002
2.369%, 12/1/50(c)	66,423,044	59,892,118
1.852%, 8/1/51(c)	185,061,393	169,890,382
1.974%, 4/1/52(c)	93,895,221	82,355,369
2.304%, 5/1/52(c)	32,690,601	28,992,654
2.027%, 5/1/52(c)	90,929,303	80,189,946
3.316%, 6/1/52(c)	12,850,987	11,945,659
3.91%, 7/1/52(c)	8,195,757	7,905,450
4.071%, 9/1/52(c)	28,706,522	27,384,832
4.187%, 9/1/52(c)	42,776,284	41,611,896
4.112%, 10/1/52(c)	53,124,383	50,742,845
4.134%, 1/1/53(c)	180,799,418	175,218,219
4.517%, 4/1/53(c)	47,468,686	45,898,451
4.522%, 6/1/53(c)	32,110,664	31,045,333
4.626%, 8/1/53(c)	24,496,675	23,768,198
4.768%, 8/1/53(c)	34,031,066	33,157,400
Freddie Mac Gold, 15 Year
4.50%, 3/1/25 - 6/1/26	47,827	47,756
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	158,099	161,501
4.50%, 5/1/30 - 1/1/34	20,525,923	20,361,619
4.00%, 9/1/31 - 10/1/35	112,352,034	109,309,024
3.50%, 7/1/35 - 1/1/36	41,173,653	39,134,779
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	610,399	633,180
6.50%, 12/1/32 - 10/1/38	2,996,864	3,099,379
6.00%, 12/1/33 - 2/1/39	4,650,698	4,809,363
5.50%, 3/1/34 - 12/1/38	14,139,048	14,301,734
4.50%, 3/1/39 - 10/1/47	308,234,500	296,882,129
4.00%, 11/1/45 - 11/1/47	73,733,215	68,547,203
3.50%, 2/1/48	31,269,098	27,714,320
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	106,139,276	90,577,355
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	3,217	3,409
4.50%, 7/1/42 - 12/1/52	579,462,487	545,834,176
2.50%, 5/1/50 - 5/1/52	2,113,271,863	1,741,868,352
2.00%, 6/1/50 - 5/1/51	1,465,086,867	1,153,803,280
2.00%, 6/1/50	575,406,498	452,397,685
2.00%, 10/1/50	430,757,945	341,112,888
2.00%, 12/1/50	524,405,313	414,454,720
2.00%, 12/1/50	610,199,812	482,696,536
2.00%, 4/1/51	956,774,689	750,266,335
3.00%, 1/1/52	193,199,280	165,798,886
3.50%, 2/1/52 - 8/1/53	2,009,947,935	1,784,241,573
2.50%, 5/1/52	431,298,624	354,909,397
3.50%, 5/1/52	1,705,964,934	1,511,739,393

	Par Value	Value
3.50%, 6/1/52	$590,693,967	$523,452,343
3.50%, 7/1/52	850,589,242	753,762,466
4.00%, 8/1/52 - 3/1/53	708,523,138	648,550,811
3.50%, 9/1/52	604,786,790	535,917,922
4.00%, 9/1/52	875,312,518	801,786,328
4.00%, 10/1/52	1,082,191,954	990,638,894
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,727,743	1,673,683
Ginnie Mae, 30 Year
7.00%, 5/15/28	6,511	6,517
		34,344,223,252
		38,838,803,254
		43,755,176,956
Corporate: 26.9%
Financials: 12.1%
Bank of America Corp.
4.25%, 10/22/26	160,289,000	158,913,538
3.593%, 7/21/28(d)	19,930,000	19,297,269
4.948%, 7/22/28(d)	34,580,000	34,652,729
6.204%, 11/10/28(d)	43,010,000	44,528,797
3.419%, 12/20/28(d)	82,464,000	79,063,717
5.202%, 4/25/29(d)	25,000,000	25,116,714
2.496%, 2/13/31(d)	86,230,000	75,820,935
2.572%, 10/20/32(d)	19,466,000	16,424,855
5.015%, 7/22/33(d)	16,615,000	16,296,299
5.288%, 4/25/34(d)	24,865,000	24,656,097
3.846%, 3/8/37(d)	421,286,000	373,173,626
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	55,601,312
5.304%, 8/9/26(d)	12,500,000	12,523,549
5.829%, 5/9/27(d)	133,255,000	134,689,999
5.674%, 3/12/28(d)	35,000,000	35,436,416
4.836%, 5/9/28	100,364,000	98,599,722
5.501%, 8/9/28(d)	72,425,000	73,207,478
6.49%, 9/13/29(d)	73,590,000	76,540,253
5.69%, 3/12/30(d)	55,000,000	55,532,964
5.088%, 6/20/30(d)	95,319,000	92,848,187
7.119%, 6/27/34(d)	36,966,000	39,230,146
3.564%, 9/23/35(d)	21,975,000	19,406,252
BNP Paribas SA (France)
4.375%, 9/28/25(b)	97,032,000	96,344,591
4.375%, 5/12/26(b)	160,059,000	158,291,086
4.625%, 3/13/27(b)	293,065,000	288,421,001
2.591%, 1/20/28(b)(d)	52,976,000	50,352,376
5.497%, 5/20/30(b)(d)	10,000,000	10,012,611
2.871%, 4/19/32(b)(d)	24,300,000	20,651,819
2.588%, 8/12/35(b)(d)	33,275,000	27,862,012
Boston Properties, Inc.
3.20%, 1/15/25	46,380,000	46,342,681
3.65%, 2/1/26	28,485,000	28,075,181
6.75%, 12/1/27	28,685,000	29,911,729
4.50%, 12/1/28	105,477,000	102,634,210
3.40%, 6/21/29	90,008,000	82,594,929
2.90%, 3/15/30	44,645,000	39,427,625
3.25%, 1/30/31	226,817,000	199,455,990
6.50%, 1/15/34	111,063,000	116,382,101
Capital One Financial Corp.
3.20%, 2/5/25	45,186,000	45,176,952
4.20%, 10/29/25	135,897,000	135,007,426
2.636%, 3/3/26(d)	36,585,000	36,429,550
3.75%, 7/28/26	11,820,000	11,600,278
4.927%, 5/10/28(d)	91,800,000	91,504,585
6.312%, 6/8/29(d)	72,064,000	74,413,201
5.70%, 2/1/30(d)	36,600,000	37,101,547
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 8

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
5.463%, 7/26/30(d)	$92,375,000	$92,645,339
7.624%, 10/30/31(d)	108,844,000	120,175,188
Citigroup, Inc.
4.45%, 9/29/27	45,944,000	45,321,560
4.412%, 3/31/31(d)	88,365,000	84,933,397
6.625%, 6/15/32	1,650,000	1,762,773
3.785%, 3/17/33(d)	71,912,000	64,563,994
6.174%, 5/25/34(d)	95,440,000	97,228,014
United States 90 Day Average SOFR
+6.63%, 11.221%, 10/30/40(e)	421,121,200	507,198,373
Elevance Health, Inc.
4.50%, 10/30/26	25,000,000	24,927,218
4.75%, 2/15/30	35,635,000	35,208,566
2.25%, 5/15/30	13,250,000	11,510,742
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	23,650,000	23,488,978
5.21%, 8/11/28(d)	20,125,000	20,208,155
4.95%, 3/31/30	65,813,000	65,152,037
3.973%, 5/22/30(d)	19,800,000	18,691,475
2.848%, 6/4/31(d)	104,690,000	91,917,990
2.357%, 8/18/31(d)	32,125,000	27,345,459
4.762%, 3/29/33(d)	218,832,000	205,131,786
8.113%, 11/3/33(d)	165,301,000	185,892,035
6.547%, 6/20/34(d)	19,964,000	20,586,400
7.399%, 11/13/34(d)	29,200,000	31,734,269
6.50%, 5/2/36	222,282,000	230,874,615
6.50%, 9/15/37	187,977,000	193,206,751
6.80%, 6/1/38	10,598,000	11,345,354
JPMorgan Chase & Co.
4.125%, 12/15/26	115,597,000	114,374,344
4.25%, 10/1/27	130,110,000	129,151,598
5.04%, 1/23/28(d)	46,410,000	46,581,947
4.505%, 10/22/28(d)	86,870,000	86,101,754
8.75%, 9/1/30(e)	81,172,000	95,509,465
2.739%, 10/15/30(d)	9,895,000	8,913,569
4.493%, 3/24/31(d)	362,870,000	353,573,162
2.522%, 4/22/31(d)	67,105,000	59,117,110
2.956%, 5/13/31(d)	168,273,000	150,521,733
4.586%, 4/26/33(d)	48,120,000	46,148,505
5.717%, 9/14/33(d)	114,021,000	116,459,664
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	85,972,000	85,565,533
4.65%, 3/24/26	144,600,000	143,748,163
4.716%, 8/11/26(d)	17,731,000	17,692,289
3.75%, 3/18/28(d)	103,085,000	100,316,890
5.721%, 6/5/30(d)	116,070,000	118,012,329
7.953%, 11/15/33(d)	153,871,000	171,742,100
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	249,962,000	238,512,363
4.892%, 5/18/29(d)	12,550,000	12,422,587
5.808%, 9/13/29(d)	157,790,000	160,901,493
6.016%, 3/2/34(d)	70,565,000	72,287,659
6.475%, 6/1/34(d)	130,345,000	133,800,436
3.032%, 11/28/35(d)	38,731,000	33,484,320
The Charles Schwab Corp.
5.643%, 5/19/29(d)	67,847,000	69,218,568
6.196%, 11/17/29(d)	140,219,000	146,161,539
5.853%, 5/19/34(d)	35,820,000	36,871,694
6.136%, 8/24/34(d)	80,415,000	84,429,527
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	343,905,000	334,424,433
5.727%, 4/25/30(d)	65,710,000	67,064,165

	Par Value	Value
4.692%, 10/23/30(d)	$45,954,000	$44,990,490
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	47,275,020
6.246%, 9/22/29(b)(d)	20,375,000	21,106,097
5.617%, 9/13/30(b)(d)	97,035,000	98,578,098
6.537%, 8/12/33(b)(d)	32,787,000	34,762,197
5.959%, 1/12/34(b)(d)	325,312,000	332,588,797
6.301%, 9/22/34(b)(d)	68,310,000	71,453,193
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	324,387,000	338,901,988
5.459%, 6/30/35(b)(d)	219,427,000	211,878,602
Unum Group
7.25%, 3/15/28	18,589,000	19,596,056
6.75%, 12/15/28	8,022,000	8,448,651
Wells Fargo & Co.
4.10%, 6/3/26	128,165,000	126,776,387
4.30%, 7/22/27	156,950,000	154,850,690
5.707%, 4/22/28(d)	117,550,000	119,483,566
2.393%, 6/2/28(d)	37,105,000	34,946,527
4.808%, 7/25/28(d)	6,925,000	6,900,437
5.198%, 1/23/30(d)	129,395,000	129,763,257
2.879%, 10/30/30(d)	46,410,000	41,862,938
2.572%, 2/11/31(d)	43,465,000	38,331,009
3.35%, 3/2/33(d)	17,124,000	15,011,709
4.897%, 7/25/33(d)	104,544,000	100,964,969
5.389%, 4/24/34(d)	83,710,000	82,778,631
		10,814,963,051
Industrials: 13.1%
AT&T, Inc.
2.75%, 6/1/31	113,232,000	98,497,150
2.55%, 12/1/33	62,892,000	50,661,620
3.80%, 12/1/57	58,396,000	40,287,622
Bayer AG (Germany)
4.25%, 12/15/25(b)	44,030,000	43,733,219
4.375%, 12/15/28(b)	4,485,000	4,313,142
6.25%, 1/21/29(b)	118,535,000	120,916,830
6.375%, 11/21/30(b)	120,825,000	124,300,533
6.50%, 11/21/33(b)	147,936,000	150,511,425
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,714,000	57,615,529
6.343%, 8/2/30	36,145,000	38,006,675
2.726%, 3/25/31	71,285,000	61,515,401
4.742%, 3/16/32	278,015,000	267,412,297
7.75%, 10/19/32	39,480,000	44,764,855
6.421%, 8/2/33	71,660,000	75,740,113
Burlington Northern Santa Fe LLC(f)
3.442%, 6/16/28(b)	57,467,949	54,628,814
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	72,262,000	71,288,212
5.20%, 9/17/30(b)	214,507,000	205,290,900
3.875%, 7/11/31(b)	96,290,000	83,927,815
Charter Communications, Inc.
4.908%, 7/23/25	50,219,000	50,159,207
4.25%, 2/1/31(b)	42,500,000	37,039,831
4.50%, 5/1/32	193,028,000	166,035,503
4.40%, 4/1/33	40,400,000	36,092,941
4.50%, 6/1/33(b)	359,266,000	302,282,001
4.25%, 1/15/34(b)	82,565,000	66,984,159
6.55%, 5/1/37	45,473,000	43,966,773
6.75%, 6/15/39	121,752,000	119,327,566
6.484%, 10/23/45	439,332,000	415,132,592
5.375%, 5/1/47	88,069,000	72,284,530
PAGE 9 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
5.75%, 4/1/48	$265,820,000	$227,233,276
5.125%, 7/1/49	64,539,000	50,518,951
4.80%, 3/1/50	49,068,000	36,857,778
Cox Enterprises, Inc.
3.85%, 2/1/25(b)	217,310,000	217,081,123
3.35%, 9/15/26(b)	159,756,000	155,911,173
3.50%, 8/15/27(b)	34,423,000	33,280,132
5.45%, 9/15/28(b)	65,135,000	65,809,666
1.80%, 10/1/30(b)	12,029,000	9,913,291
5.70%, 6/15/33(b)	30,455,000	30,255,841
CRH PLC
3.875%, 5/18/25(b)	60,929,000	60,624,981
CVS Health Corp.
4.30%, 3/25/28	32,810,000	31,789,835
5.40%, 6/1/29	57,870,000	57,894,241
3.75%, 4/1/30	72,644,000	66,539,244
5.55%, 6/1/31	35,550,000	35,289,720
4.125%, 4/1/40	24,099,000	18,823,747
6.75%, 12/10/54(d)(e)	22,725,000	22,282,728
7.00%, 3/10/55(d)(e)	128,185,000	128,615,098
Dell Technologies, Inc.
6.02%, 6/15/26	10,861,000	11,016,697
6.10%, 7/15/27	37,300,000	38,391,510
Dillard's, Inc.
7.75%, 7/15/26	20,691,000	21,445,072
7.75%, 5/15/27	12,993,000	13,607,310
7.00%, 12/1/28	27,790,000	28,885,564
Elanco Animal Health, Inc.
6.65%, 8/28/28	117,637,000	119,265,567
Ford Motor Credit Co. LLC(f)
5.125%, 6/16/25	102,545,000	102,478,926
4.134%, 8/4/25	77,898,000	77,411,947
3.375%, 11/13/25	229,387,000	225,789,670
4.389%, 1/8/26	31,215,000	30,965,638
6.95%, 3/6/26	18,575,000	18,901,324
4.542%, 8/1/26	22,235,000	21,980,142
2.70%, 8/10/26	231,604,000	222,411,901
5.125%, 11/5/26	91,280,000	91,102,182
4.95%, 5/28/27	63,005,000	62,430,520
7.35%, 11/4/27	73,495,000	76,954,933
6.80%, 5/12/28	167,015,000	172,585,775
6.798%, 11/7/28	16,626,000	17,227,436
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	21,055,000	20,858,181
5.857%, 3/15/30	16,550,000	17,142,377
5.905%, 11/22/32	148,135,000	153,904,005
HCA Healthcare, Inc.
5.25%, 6/15/26	10,942,000	10,968,527
3.125%, 3/15/27	40,639,000	39,108,892
4.125%, 6/15/29	88,034,000	83,967,846
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	597,657,000	594,565,135
3.50%, 7/26/26(b)	49,137,000	48,077,902
6.125%, 7/27/27(b)	87,920,000	90,273,479
3.875%, 7/26/29(b)	250,379,000	236,573,873
5.50%, 2/1/30(b)	167,960,000	169,740,272
5.875%, 7/1/34(b)	63,825,000	63,606,024
Kinder Morgan, Inc.
4.80%, 2/1/33	25,415,000	24,150,673
6.50%, 2/1/37	50,076,000	52,336,147
6.95%, 1/15/38	76,829,000	83,246,839
6.50%, 9/1/39	71,426,000	74,630,260
5.00%, 8/15/42	76,086,000	66,259,905
5.50%, 3/1/44	35,447,000	32,852,491

	Par Value	Value
Macy's, Inc.
6.70%, 7/15/34(b)	$54,885,000	$47,411,842
Nordstrom, Inc.
6.95%, 3/15/28	19,797,000	20,293,489
Optics Bidco SpA(f) (Italy)
7.20%, 7/18/36(b)	52,317,000	53,401,061
7.721%, 6/4/38(b)	117,344,000	123,354,412
Philip Morris International, Inc.
4.875%, 2/13/29	50,850,000	50,786,880
5.625%, 11/17/29	28,845,000	29,710,937
5.125%, 2/13/31	35,185,000	35,187,589
5.75%, 11/17/32	33,555,000	34,503,053
5.375%, 2/15/33	78,193,000	78,344,349
Prosus NV (China)
3.257%, 1/19/27(b)	27,741,000	26,523,769
4.85%, 7/6/27(b)	194,388,000	190,626,981
3.68%, 1/21/30(b)	210,932,000	190,332,075
3.061%, 7/13/31(b)	553,942,000	465,013,464
4.193%, 1/19/32(b)	133,460,000	118,914,746
4.027%, 8/3/50(b)	28,141,000	18,899,340
3.832%, 2/8/51(b)	14,085,000	9,089,238
4.987%, 1/19/52(b)	369,776,000	287,859,952
RTX Corp.
6.00%, 3/15/31	56,095,000	58,845,378
6.10%, 3/15/34	61,565,000	64,827,661
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	268,621,000	266,465,451
5.875%, 8/15/76(d)(e)	251,783,000	248,427,538
5.30%, 3/15/77(d)(e)	307,272,000	294,038,379
5.50%, 9/15/79(d)(e)	210,645,000	202,423,970
5.60%, 3/7/82(d)(e)	46,376,000	43,974,771
Telecom Italia SPA (Italy)
7.721%, 6/4/38	56,713,000	58,579,538
The Cigna Group
7.875%, 5/15/27	26,443,000	28,082,790
4.375%, 10/15/28	86,720,000	85,010,113
2.40%, 3/15/30	6,880,000	6,020,911
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,360,000	106,218,923
4.75%, 2/1/28	13,325,000	13,241,876
3.375%, 4/15/29	173,000,000	161,471,161
3.875%, 4/15/30	204,180,000	192,130,811
2.55%, 2/15/31	18,490,000	15,904,475
3.50%, 4/15/31	110,945,000	100,579,490
5.20%, 1/15/33	27,105,000	26,830,457
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	152,075,000	149,921,577
5.25%, 6/6/29(b)	50,542,000	49,153,070
Union Pacific Corp.
5.082%, 1/2/29	677,770	672,553
5.866%, 7/2/30	7,611,665	7,654,872
6.176%, 1/2/31	8,809,443	8,998,165
VMware, Inc.
1.40%, 8/15/26	83,045,000	78,669,606
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	243,340,000	249,197,391
Zoetis, Inc.
4.50%, 11/13/25	100,774,000	100,668,167
		11,764,815,293
Utilities: 1.7%
American Electric Power Co., Inc.
5.699%, 8/15/25	131,574,000	132,141,084
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 10

Portfolio of Investments  December 31, 2024
Debt Securities (continued)
	Par Value	Value
Dominion Energy, Inc.
1.45%, 4/15/26	$30,540,000	$29,292,334
3.375%, 4/1/30	23,415,000	21,537,683
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	6,960,696
7.50%, 10/14/32(b)	17,497,000	19,485,322
6.80%, 9/15/37(b)	78,202,000	84,034,505
6.00%, 10/7/39(b)	120,422,000	120,518,481
NextEra Energy, Inc.
6.051%, 3/1/25	47,445,000	47,528,921
5.749%, 9/1/25	46,195,000	46,476,617
4.625%, 7/15/27	137,510,000	137,323,429
4.90%, 3/15/29	196,530,000	195,912,375
The Southern Co.
5.113%, 8/1/27	168,385,000	169,797,102
4.85%, 6/15/28	94,820,000	94,968,426
4.00%, 1/15/51(d)(e)	316,199,000	309,856,997
3.75%, 9/15/51(d)(e)	144,916,000	138,774,228
		1,554,608,200
		24,134,386,544
Total Debt Securities (Cost $92,647,647,132)		$88,379,454,200
Short-Term Investments: 1.0%
	Par Value/ Shares	Value
Repurchase Agreements: 0.4%
Fixed Income Clearing Corp.(g) 4.43%, dated 12/31/24, due 1/2/25, maturity value $244,060,051	$244,000,000	$244,000,000
Fixed Income Clearing Corp.(g) 1.80%, dated 12/31/24, due 1/2/25, maturity value $89,997,985	89,988,986	89,988,986
		333,988,986
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	558,383,361	558,383,361
Total Short-Term Investments (Cost $892,372,347)		$892,372,347
Total Investments In Securities (Cost $93,540,019,479)	99.4%	$89,271,826,547
Other Assets Less Liabilities	0.6%	559,420,987
Net Assets	100.0%	$89,831,247,534
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(g)	Repurchase agreement is collateralized by U.S. Treasury Notes 4.00%-4.50%, 7/15/26-11/15/42. Total collateral value is $340,668,813.
*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	35,633	3/20/25	$3,875,088,750	$(38,271,866)
Ultra Long-Term U.S. Treasury Bond— Long Position	16,528	3/20/25	1,965,282,500	(53,128,313)
				$(91,400,179)
PAGE 11 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in securities, at value (cost $93,540,019,479)	$89,271,826,547
Cash pledged as collateral for delayed delivery securities	90,000
Cash	189,438
Deposits with broker for futures contracts	162,170,000
Receivable for investments sold	562,621,951
Receivable for Fund shares sold	159,624,059
Dividends and interest receivable	707,687,251
Expense reimbursement receivable	529,742
Prepaid expenses and other assets	139,784
90,864,878,772
Liabilities:
Cash received as collateral for delayed delivery securities	1,380,000
Payable for variation margin for futures contracts	15,025,762
Payable for investments purchased	785,280,412
Payable for Fund shares redeemed	198,079,408
Management fees payable	29,843,230
Accrued expenses	4,022,426
1,033,631,238
Net Assets	$89,831,247,534
Net Assets Consist of:
Paid in capital	$96,677,008,464
Accumulated loss	(6,845,760,930)
$89,831,247,534
Class I
Total net assets	$72,777,934,866
Shares outstanding	5,878,804,807
Net asset value per share	$12.38
Class X
Total net assets	$17,053,312,668
Shares outstanding	1,376,476,996
Net asset value per share	$12.39

Statement of Operations
Year Ended December 31, 2024
Investment Income:
Dividends	$51,362,021
Interest (net of foreign taxes of $33,793)	3,732,499,926
3,783,861,947
Expenses:
Investment advisory fees	241,184,797
Administrative services fees
Class I	67,180,952
Class X	6,606,990
Custody and fund accounting fees	961,149
Professional services	318,988
Shareholder reports	1,605,377
Registration fees	4,194,500
Trustees fees	443,619
Shareholder meeting fees	1,566,423
Miscellaneous	838,517
Total expenses	324,901,312
Expenses reimbursed by investment manager	(4,108,102)
Net expenses	320,793,210
Net Investment Income	3,463,068,737
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (Note 5)	(282,550,990)
Futures contracts	(19,298,147)
Net change in unrealized appreciation/depreciation
Investments in securities	(1,254,897,140)
Futures contracts	(223,922,692)
Net realized and unrealized loss	(1,780,668,969)
Net Change in Net Assets From Operations	$1,682,399,768

Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$3,463,068,737	$2,591,047,768
Net realized gain (loss)	(301,849,137)	(516,464,492)
Net change in unrealized appreciation/depreciation	(1,478,819,832)	2,719,078,710
	1,682,399,768	4,793,661,986
Distributions to Shareholders:
Class I	(2,851,984,697)	(2,257,462,580)
Class X	(593,771,357)	(311,535,114)
Total distributions	(3,445,756,054)	(2,568,997,694)
Fund Share Transactions:
Class I
Proceeds from sales of shares	25,298,368,259	18,984,687,474
Reinvestment of distributions	2,469,952,586	1,937,927,900
Cost of shares redeemed	(14,136,205,226)	(15,818,674,838)
Class X
Proceeds from sales of shares	9,292,921,751	5,832,500,925
Reinvestment of distributions	577,901,885	298,488,246
Cost of shares redeemed	(2,064,226,388)	(1,368,489,628)
Net change from Fund share transactions	21,438,712,867	9,866,440,079
Total change in net assets	19,675,356,581	12,091,104,371
Net Assets:
Beginning of year	70,155,890,953	58,064,786,582
End of year	$89,831,247,534	$70,155,890,953
Share Information:
Class I
Shares sold	2,007,788,527	1,540,304,679
Distributions reinvested	196,613,038	157,861,929
Shares redeemed	(1,126,473,346)	(1,287,963,859)
Net change in shares outstanding	1,077,928,219	410,202,749
Class X
Shares sold	738,348,107	472,544,610
Distributions reinvested	45,951,640	24,297,603
Shares redeemed	(163,931,433)	(111,430,656)
Net change in shares outstanding	620,368,314	385,411,557
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 12

Notes to Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Income Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 3, 1989, and seeks high and stable current income consistent with long-term preservation of capital. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers rel evant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual
PAGE 13 ■ Dodge & Cox Income Fund

Notes to Financial Statements
right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  During the year, the Fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures. Adoption of the ASU impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$17,530,577,997
Government-Related	—	2,959,312,703
Securitized	—	43,755,176,956
Corporate	—	24,134,386,544
Short-Term Investments
Repurchase Agreements	—	333,988,986
Money Market Fund	558,383,361	—
Total Securities	$558,383,361	$88,713,443,186
Other Investments
Futures Contracts
Depreciation	$(91,400,179)	$—
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time of the contract. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker. Subsequent payments (referred to as "variation margin") to and from the clearing broker are made on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Dodge & Cox Income Fund ■ PAGE 14

Notes to Financial Statements
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Interest Rate Derivatives
Liabilities
Futures contracts(a)	$91,400,179
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
Interest Rate Derivatives
Net realized gain (loss)
Futures contracts	$(19,298,147)
Net change in unrealized appreciation/depreciation
Futures contracts	$(223,922,692)
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	3-9%
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.30% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.33% through April 30, 2026. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposi tion of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the year ended December 31, 2024, Dodge & Cox reimbursed expenses of $4,108,102.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, derivatives, and distributions.
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$2,851,984,697	$2,257,462,580
Long-term capital gain	$—	$—
Class X
Ordinary income	$593,771,357	$311,535,114
Long-term capital gain	$—	$—
At December 31, 2024, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(2,577,567,996)
Net unrealized depreciation	(4,268,192,934)
Total distributable earnings	$(6,845,760,930)
[1]	Represents accumulated long-term capital loss as of December 31, 2024, which may be carried forward to offset future capital gains.
At December 31, 2024, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$93,448,619,300
Unrealized appreciation	461,412,925
Unrealized depreciation	(4,729,605,857)
Net unrealized depreciation	(4,268,192,932)
PAGE 15 ■ Dodge & Cox Income Fund

Notes to Financial Statements
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the year ended December 31, 2024, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net loss of $956,074 attributable to the redemptions in-kind.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Com pany, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2024, the Fund’s commitment fee amounted to $372,064 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 7: Purchases and Sales of Investments
For the year ended December 31, 2024, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,181,550,684 and $5,906,793,325, respectively. For the year ended December 31, 2024, purchases and sales of U.S. government securities aggregated $26,086,605,676 and $5,149,892,642, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Income Fund ■ PAGE 16

Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of year	$12.62	$12.19	$14.06	$14.65	$14.03
Income from investment operations:
Net investment income	0.53	0.50	0.34	0.27	0.35
Net realized and unrealized gain (loss)	(0.24)	0.42	(1.87)	(0.40)	0.96
Total from investment operations	0.29	0.92	(1.53)	(0.13)	1.31
Distributions to shareholders from:
Net investment income	(0.53)	(0.49)	(0.34)	(0.27)	(0.36)
Net realized gain	—	—	—	(0.19)	(0.33)
Total distributions	(0.53)	(0.49)	(0.34)	(0.46)	(0.69)
Net asset value, end of year	$12.38	$12.62	$12.19	$14.06	$14.65
Total return	2.26%	7.69%	(10.87)%	(0.91)%	9.45%
Ratios/supplemental data:
Net assets, end of year (millions)	$72,778	$60,604	$53,542	$71,838	$69,127
Ratio of expenses to average net assets	0.41%	0.41%	0.41%	0.42%	0.42%
Ratio of net investment income to average net assets	4.29%	4.04%	2.70%	1.87%	2.43%
Portfolio turnover rate	14%	55%	118%	91%	94%
Portfolio turnover rate excluding TBA rolls(a)	14%	30%	34%	28%	77%
Class X(b)
Net asset value, beginning of year	$12.63	$12.20	$12.83
Income from investment operations:
Net investment income	0.54	0.50	0.25
Net realized and unrealized gain (loss)	(0.24)	0.43	(0.60)
Total from investment operations	0.30	0.93	(0.35)
Distributions to shareholders from:
Net investment income	(0.54)	(0.50)	(0.28)
Net realized gain	—	—	—
Total distributions	(0.54)	(0.50)	(0.28)
Net asset value, end of year	$12.39	$12.63	$12.20
Total return	2.34%	7.76%	(2.72)%
Ratios/supplemental data:
Net assets, end of period (millions)	$17,053	$9,552	$4,523
Ratio of expenses to average net assets	0.33%	0.33%	0.33%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.36%	0.36%	0.36%(c)
Ratio of net investment income to average net assets	4.37%	4.16%	3.53%(c)
Portfolio turnover rate	14%	55%	118%
Portfolio turnover rate excluding TBA rolls(a)	14%	30%	34%
(a)	See Note 1 regarding To-Be-Announced securities
(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(c)	Annualized
See accompanying Notes to Financial Statements
PAGE 17 ■ Dodge & Cox Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dodge & Cox Income Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2025
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
Dodge & Cox Income Fund ■ PAGE 18

Special 2024 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
For shareholders that are corporations, the Fund designates 99% of its ordinary dividends paid to shareholders in 2024 as Section 163(j) interest dividends.

Proxy Disclosures (unaudited)
A special meeting of shareholders was held on October 24, 2024. At the meeting, proposals to (1) elect Trustees to the Board of Trustees and (2) amend the investment objective of the Dodge & Cox Balanced Fund were approved. The following is a report of the total votes cast by the Trust's shareholders for Proposal 1 and the Balanced Fund's shareholders for Proposal 2.
PROPOSAL 1	AFFIRMATIVE	WITHHOLD	TOTAL
Elect Trustees to the Board of Trustees:
Luis Borgen	4,889,373,965.10	57,350,013.75	4,946,723,978.85
Diana F. Cantor	4,900,184,155.47	46,539,823.38	4,946,723,978.85
Dana M. Emery	4,862,606,665.79	84,117,313.06	4,946,723,978.85
Caroline M. Hoxby	4,893,694,960.75	53,029,018.10	4,946,723,978.85
Lucinda I. Johns	4,871,999,924.44	74,724,054.42	4,946,723,978.85
Roger G. Kuo	4,872,141,662.10	74,582,316.75	4,946,723,978.85
Ann Mather	4,857,901,871.86	88,822,106.99	4,946,723,978.85
Jennifer A. Nason	4,870,025,049.79	76,698,929.06	4,946,723,978.85
Gabriela Franco Parcella	4,894,754,498.38	51,969,480.47	4,946,723,978.85
Shawn Purvis	4,892,479,340.78	54,244,638.07	4,946,723,978.85
Gary Roughead	4,846,739,035.09	99,984,943.76	4,946,723,978.85
Mark E. Smith	4,847,396,004.11	99,327,974.74	4,946,723,978.85
PROPOSAL 2	AFFIRMATIVE	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amend the investment objective of the Dodge & Cox Balanced Fund.	63,290,790.51	2,904,460.04	2,638,321.38	16,155,359.00	84,988,930.93
PAGE 19 ■ Dodge & Cox Income Fund

2024
December 31, 2024

Financial Statements and Other Information

Global Bond Fund | Class I (dodlx) | Class X (doxlx)
ESTABLISHED 2014
12/24 GBF AR

Consolidated Portfolio of Investments  December 31, 2024
Debt Securities: 97.0%
		Par Value	Value
Government: 33.1%
Brazil Government (Brazil)
10.00%, 1/1/33	BRL	909,319,000	$113,091,217
Chile Government (Chile)
5.00%, 10/1/28(a)(b)	CLP	17,780,000,000	17,374,868
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	12,375,623
5.80%, 10/1/34(a)(b)	CLP	18,700,000,000	18,729,321
Colombia Government (Colombia)
5.75%, 11/3/27	COP	116,300,000,000	23,646,792
7.25%, 10/18/34	COP	180,400,000,000	30,375,145
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	6,530,000,000	17,339,097
Japan Government (Japan)
0.20%, 12/20/27	JPY	19,180,850,000	120,439,688
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	24,050,000	5,433,439
2.632%, 4/15/31	MYR	165,500,000	34,630,672
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	416,120,100	16,653,186
8.00%, 11/7/47	MXN	1,677,195,700	61,818,388
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	102,800,000	47,003,977
Norway Government (Norway)
3.00%, 8/15/33(a)(b)	NOK	1,087,750,000	89,635,554
Peru Government (Peru)
6.15%, 8/12/32	PEN	123,511,000	32,578,631
5.40%, 8/12/34	PEN	39,700,000	9,625,526
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	628,073,000	30,808,485
South Korea Government (South Korea)
2.875%, 12/10/27	KRW	34,900,000,000	23,867,325
3.375%, 6/10/32	KRW	35,516,850,000	24,683,555
U.S. Treasury Note/Bond (United States)
4.375%, 11/30/30	USD	15,153,000	15,097,832
4.125%, 7/31/31	USD	37,000,000	36,262,822
3.875%, 8/15/33	USD	31,000,000	29,503,298
4.00%, 2/15/34	USD	101,500,000	97,171,953
4.375%, 5/15/34	USD	40,000,000	39,385,158
4.25%, 11/15/34	USD	54,000,000	52,592,576
4.625%, 5/15/54	USD	16,100,000	15,642,724
4.50%, 11/15/54	USD	44,000,000	41,950,832
			1,057,717,684
Government-Related: 7.3%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	3,505,482	3,861,541
6.899%, 12/1/40	USD	3,064,388	3,375,644
Colombia Government International (Colombia)
4.50%, 3/15/29	USD	6,000,000	5,550,000
3.125%, 4/15/31	USD	20,250,000	16,068,375
5.625%, 2/26/44	USD	4,850,000	3,564,750
5.00%, 6/15/45	USD	2,100,000	1,415,400
5.20%, 5/15/49	USD	8,000,000	5,364,000
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	365,900,000	33,604,672
New South Wales Treasury Corp (Australia)
3.00%, 5/20/27(a)	AUD	26,991,000	16,317,834

		Par Value	Value
1.75%, 3/20/34(a)	AUD	86,500,000	$40,730,473
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	4,900,000	5,919,142
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(a)	EUR	7,600,000	7,242,548
6.70%, 2/16/32	USD	8,150,000	7,090,127
6.75%, 9/21/47	USD	2,311,000	1,588,750
7.69%, 1/23/50	USD	70,800,000	53,418,600
Romanian Government International (Romania)
5.375%, 3/22/31(b)	EUR	12,800,000	13,243,774
State of Illinois GO (United States)
5.10%, 6/1/33	USD	15,548,235	15,328,853
			233,684,483
Securitized: 27.0%
Asset-Backed: 4.7%
Auto Loan: 1.3%
GM Financial Consumer Automobile Receivables Trust (United States)
Series 2024-4 A4, 4.44%, 4/16/30	USD	16,000,000	15,883,398
Hyundai Auto Receivables Trust (United States)
Series 2024-C A4, 4.44%, 1/15/31	USD	15,000,000	14,880,897
Series 2024-C B, 4.67%, 1/15/31	USD	4,000,000	3,966,901
Series 2024-C C, 4.86%, 2/17/32	USD	8,250,000	8,154,653
			42,885,849
Other: 0.2%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	2,588,080	2,676,520
8.20%, 4/6/28(b)	USD	4,950,915	5,065,534
			7,742,054
Student Loan: 3.2%
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 5.933%, 6/25/65(b)	USD	800,429	807,615
+1.464% Series 2016-3A A3, 6.033%, 6/25/65(b)	USD	10,369,429	10,475,190
+1.114% Series 2017-4A A3, 5.683%, 9/27/66(b)	USD	2,749,400	2,750,146
+0.664% Series 2021-2A A1B, 5.233%, 2/25/70(b)	USD	4,147,391	4,082,111
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,296,961	1,279,757
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,735,321
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.064% Series 2012-1 A3, 5.633%, 9/25/28	USD	854,753	842,298
United States 90 Day Average SOFR
+0.371% Series 2003-1 A5A, 5.18%, 12/15/32(b)	USD	1,316,016	1,274,201
PAGE 1 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2024
Debt Securities (continued)
		Par Value	Value
+0.711% Series 2003-1 A5B, 5.52%, 12/15/32(b)	USD	472,254	$460,946
+0.751% Series 2007-6 A5, 5.935%, 4/27/43	USD	5,271,937	5,110,131
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	204,933	201,571
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	951,770
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,278,904
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	2,861,717	2,538,777
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	6,923,764
Series 2024-F B, 5.73%, 3/16/54(b)	USD	5,500,000	5,324,338
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	5,025,841
Series 2023-B B, 5.77%, 10/16/56(b)	USD	15,475,000	15,451,175
Series 2024-E A1A, 5.09%, 10/16/56(b)	USD	19,145,970	19,027,278
Series 2024-E B, 5.71%, 10/16/56(b)	USD	7,500,000	7,289,809
			100,830,943
			151,458,846
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(b)(c)	USD	913,368	810,594
3.384%, 11/25/55(b)(c)	USD	1,501,847	1,297,476
			2,108,070
Mortgage-Related: 22.2%
CMO & REMIC: 1.0%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	169,337	173,208
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	17,455,022	15,463,860
Series 4283 EW, 4.50%, 12/15/43(c)	USD	32,344	31,235
Series 4319 MA, 4.50%, 3/15/44(c)	USD	114,682	111,344
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	111,408	104,860
Series 2014-184 GZ, 3.50%, 12/20/44	USD	10,390,163	9,509,761
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 5.455%, 1/20/73	USD	7,562,104	7,531,081
			32,925,349
Federal Agency Mortgage Pass-Through: 21.2%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	180	179
Fannie Mae, 30 Year (United States)

		Par Value	Value
4.50% 4/1/39 - 2/1/45	USD	451,433	$435,824
2.50% 6/1/50 - 4/1/52	USD	50,960,004	42,097,012
2.00% 9/1/50 - 10/1/51	USD	35,744,171	28,011,795
2.50%, 2/1/52	USD	27,159,141	22,360,271
3.50% 4/1/52 - 5/1/53	USD	86,940,028	77,176,069
3.50%, 5/1/52	USD	43,984,411	38,982,380
3.50%, 6/1/52	USD	21,632,481	19,163,846
3.50%, 6/1/52	USD	83,894,395	74,358,013
4.00% 6/1/52 - 7/1/53	USD	16,927,486	15,491,367
4.00%, 8/1/52	USD	63,624,276	58,279,912
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	22,042,950	18,374,732
Fannie Mae, Hybrid ARM (United States)
7.377%, 8/1/44(c)	USD	23,927	24,653
7.274%, 9/1/44(c)	USD	13,016	13,349
Freddie Mac, Hybrid ARM (United States)
7.195%, 10/1/44(c)	USD	35,062	36,020
6.507%, 11/1/44(c)	USD	154,290	157,504
6.003%, 1/1/45(c)	USD	79,673	81,574
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	20,495	21,101
4.50% 8/1/44 - 7/1/47	USD	354,741	340,407
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	36,504,333	30,224,579
2.00%, 4/1/51	USD	6,930,147	5,434,358
3.50%, 6/1/52	USD	13,136,577	11,641,175
3.50%, 7/1/52	USD	21,591,488	19,133,623
4.00%, 8/1/52	USD	51,693,091	47,343,372
3.50%, 9/1/52	USD	65,775,534	58,285,478
4.00%, 9/1/52	USD	36,141,613	33,105,720
3.50%, 10/1/52	USD	21,440,345	18,981,626
4.00%, 10/1/52	USD	8,593,378	7,866,381
3.50%, 8/1/53	USD	55,388,129	49,075,601
			676,497,921
			709,423,270
			862,990,186
Corporate: 29.6%
Financials: 10.2%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	8,883,410
2.572%, 10/20/32(d)	USD	2,975,000	2,510,220
3.846%, 3/8/37(d)	USD	24,350,000	21,569,143
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,820,846
7.119%, 6/27/34(d)	USD	3,375,000	3,581,717
3.564%, 9/23/35(d)	USD	8,550,000	7,550,555
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,266,692
4.375%, 5/12/26(b)	USD	5,675,000	5,612,317
4.625%, 3/13/27(b)	USD	3,100,000	3,050,876
2.591%, 1/20/28(b)(d)	USD	4,000,000	3,801,901
2.588%, 8/12/35(b)(d)	USD	18,396,000	15,403,443
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,119,068
6.75%, 12/1/27	USD	3,550,000	3,701,818
4.50%, 12/1/28	USD	3,075,000	2,992,123
3.25%, 1/30/31	USD	8,175,000	7,188,847
Capital One Financial Corp. (United States)
6.312%, 6/8/29(d)	USD	3,975,000	4,104,580
7.624%, 10/30/31(d)	USD	6,950,000	7,673,529
Citigroup, Inc. (United States)
6.174%, 5/25/34(d)	USD	8,493,000	8,652,111
United States 90 Day Average SOFR
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 2

Consolidated Portfolio of Investments  December 31, 2024
Debt Securities (continued)
		Par Value	Value
+6.63%,11.221%, 10/30/40(e)	USD	4,162,250	$5,013,014
HSBC Holdings PLC (United Kingdom)
8.113%, 11/3/33(d)	USD	8,775,000	9,868,075
6.547%, 6/20/34(d)	USD	13,650,000	14,075,554
7.399%, 11/13/34(d)	USD	8,325,000	9,047,527
6.50%, 5/2/36	USD	4,500,000	4,673,954
6.50%, 9/15/37	USD	1,100,000	1,130,603
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(d)	EUR	9,550,000	9,686,841
5.04%, 1/23/28(d)	USD	2,625,000	2,634,725
4.493%, 3/24/31(d)	USD	2,125,000	2,070,557
2.522%, 4/22/31(d)	USD	2,000,000	1,761,929
2.956%, 5/13/31(d)	USD	8,550,000	7,648,053
5.717%, 9/14/33(d)	USD	6,400,000	6,536,882
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	USD	6,600,000	6,568,796
4.65%, 3/24/26	USD	4,200,000	4,175,258
5.721%, 6/5/30(d)	USD	3,000,000	3,050,202
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	USD	7,135,000	6,808,178
5.808%, 9/13/29(d)	USD	4,469,000	4,557,125
6.475%, 6/1/34(d)	USD	3,200,000	3,284,832
3.032%, 11/28/35(d)	USD	13,325,000	11,519,934
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(d)	USD	1,900,000	1,938,410
6.196%, 11/17/29(d)	USD	5,200,000	5,420,378
5.853%, 5/19/34(d)	USD	3,450,000	3,551,294
6.136%, 8/24/34(d)	USD	1,625,000	1,706,124
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(d)	USD	11,800,000	11,474,705
5.727%, 4/25/30(d)	USD	3,000,000	3,061,825
UBS Group AG (Switzerland)
2.746%, 2/11/33(b)(d)	USD	4,100,000	3,422,875
5.959%, 1/12/34(b)(d)	USD	7,800,000	7,974,476
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(d)	USD	35,700,000	34,471,902
Wells Fargo & Co. (United States)
2.572%, 2/11/31(d)	USD	5,100,000	4,497,599
3.35%, 3/2/33(d)	USD	9,375,000	8,218,569
4.897%, 7/25/33(d)	USD	2,800,000	2,704,143
5.389%, 4/24/34(d)	USD	7,800,000	7,713,216
			327,750,751
Industrials: 17.8%
Bayer AG (Germany)
3.125%, 11/12/79(a)(d)(e)	EUR	29,600,000	28,898,136
5.375%, 3/25/82(a)(d)(e)	EUR	11,200,000	11,343,975
7.00%, 9/25/83(a)(d)(e)	EUR	7,900,000	8,621,303
British American Tobacco PLC (United Kingdom)
3.75%, (a)(d)(e)(f)	EUR	61,750,000	61,737,207
Cemex SAB de CV (Mexico)
5.125%, (b)(d)(e)(f)	USD	16,025,000	15,698,310
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	44,706,961
4.50%, 6/1/33(b)	USD	21,975,000	18,489,495
CVS Health Corp. (United States)
7.00%, 3/10/55(d)(e)	USD	16,375,000	16,429,943

		Par Value	Value
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	25,432,000	$25,784,081
Ford Motor Credit Co. LLC(g) (United States)
5.125%, 6/16/25	USD	8,175,000	8,169,733
4.134%, 8/4/25	USD	1,325,000	1,316,733
3.375%, 11/13/25	USD	8,488,000	8,354,888
4.389%, 1/8/26	USD	6,240,000	6,190,152
6.80%, 5/12/28	USD	7,587,000	7,840,064
Holcim AG (Switzerland)
7.125%, 7/15/36	USD	747,000	826,250
6.50%, 9/12/43(b)	USD	1,225,000	1,229,643
Imperial Brands PLC (United Kingdom)
5.50%, 2/1/30(b)	USD	4,200,000	4,244,517
4.875%, 6/7/32(a)	GBP	29,482,000	34,763,017
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	33,029,100	31,831,071
News Corp. (United States)
3.875%, 5/15/29(b)	USD	10,497,000	9,737,393
Optics Bidco SpA(g) (Italy)
7.20%, 7/18/36(b)	USD	5,716,000	5,834,441
7.721%, 6/4/38(b)	USD	2,764,000	2,905,573
Prosus NV (China)
4.193%, 1/19/32(b)	USD	2,000,000	1,782,028
2.031%, 8/3/32(b)	EUR	32,475,000	29,381,055
4.027%, 8/3/50(b)	USD	11,675,000	7,840,866
3.832%, 2/8/51(b)	USD	10,234,000	6,604,136
4.987%, 1/19/52(b)	USD	3,717,000	2,893,577
QVC, Inc.(g) (United States)
4.45%, 2/15/25	USD	8,950,000	8,892,039
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	USD	3,425,000	3,397,516
5.875%, 8/15/76(d)(e)	USD	26,645,000	26,289,907
5.30%, 3/15/77(d)(e)	USD	30,142,000	28,843,841
5.50%, 9/15/79(d)(e)	USD	15,955,000	15,332,310
Telecom Italia SPA (Italy)
7.721%, 6/4/38	USD	1,336,000	1,379,971
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	15,615,681
8.75%, 3/15/32	USD	21,050,000	25,131,668
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,078,329
5.25%, 6/6/29(b)	USD	1,449,000	1,409,181
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	6,962,750
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	USD	4,750,000	4,864,336
3.00%, 8/27/80(a)(d)(e)	EUR	20,148,000	19,696,221
			568,348,298
Utilities: 1.6%
American Electric Power Co., Inc. (United States)
5.699%, 8/15/25	USD	19,135,000	19,217,472
NextEra Energy, Inc. (United States)
6.051%, 3/1/25	USD	1,700,000	1,703,007
5.749%, 9/1/25	USD	4,375,000	4,401,671
5.00%, 7/15/32	USD	4,500,000	4,429,250
5.65%, 5/1/79(d)(e)	USD	3,000,000	2,924,180
The Southern Co. (United States)
PAGE 3 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2024
Debt Securities (continued)
		Par Value	Value
5.113%, 8/1/27	USD	4,425,000	$4,462,109
3.75%, 9/15/51(d)(e)	USD	14,226,000	13,623,079
			50,760,768
			946,859,817
Total Debt Securities (Cost $3,249,153,147)			$3,101,252,170
Short-Term Investments: 1.8%
		Par Value/ Shares	Value
Repurchase Agreements: 0.3%
Fixed Income Clearing Corp.(h) 4.43%, dated 12/31/24, due 1/2/25, maturity value $5,001,231	USD	5,000,000	$5,000,000
Fixed Income Clearing Corp.(h) 1.80%, dated 12/31/24, due 1/2/25, maturity value $3,208,927	USD	3,208,606	3,208,606
			8,208,606
Money Market Fund: 1.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	48,392,562	48,392,562
Total Short-Term Investments (Cost $56,601,168)			$56,601,168
Total Investments in Securities (Cost $3,305,754,315)		98.8%	$3,157,853,338
Other Assets Less Liabilities		1.2%	38,307,972
Net Assets		100.0%	$3,196,161,310
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Perpetual security: no stated maturity date.
(g)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.875%-4.375%, 6/30/26-5/15/41. Total collateral value is $8,372,936.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 4

Consolidated Portfolio of Investments  December 31, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	1,586	3/20/25	$172,477,500	$(1,947,002)
UK-Gilt— Long Position	457	3/27/25	52,869,442	(1,537,182)
Ultra 10 Year U.S. Treasury Note— Long Position	992	3/20/25	110,422,000	(1,665,559)
				$(5,149,743)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BRL: Brazilian Real
Goldman Sachs	1/21/25	BRL	45,778,141	USD	7,309,789	$75,045
Goldman Sachs	1/21/25	USD	7,308,132	BRL	45,778,141	(76,702)
Goldman Sachs	5/22/25	BRL	45,778,141	USD	7,135,553	65,307
Morgan Stanley	5/22/25	USD	8,483,246	BRL	45,778,141	1,282,386
EUR: Euro
Bank of America	1/9/25	EUR	915,000	USD	984,690	(36,658)
Morgan Stanley	1/9/25	EUR	3,015,000	USD	3,367,846	(244,002)
Morgan Stanley	1/9/25	USD	17,584,180	EUR	15,866,476	1,144,911
Morgan Stanley	1/9/25	USD	17,409,419	EUR	15,707,811	1,134,543
Morgan Stanley	1/9/25	USD	17,673,456	EUR	15,945,808	1,151,991
Morgan Stanley	1/9/25	USD	17,673,007	EUR	15,945,808	1,151,542
Bank of America	4/10/25	USD	17,580,505	EUR	15,817,915	1,121,927
Bank of America	4/10/25	USD	17,667,395	EUR	15,897,004	1,126,524
HSBC	4/10/25	USD	17,667,370	EUR	15,897,004	1,126,498
Morgan Stanley	4/10/25	USD	17,402,627	EUR	15,659,736	1,108,634
GBP: British Pound
Citibank	1/9/25	USD	2,274,314	GBP	1,754,415	78,080
Morgan Stanley	1/9/25	USD	19,887,352	GBP	15,220,348	834,019
Morgan Stanley	1/9/25	USD	19,889,356	GBP	15,220,348	836,023
Standard Chartered	1/9/25	USD	2,238,884	GBP	1,713,700	93,618
KRW: South Korean Won
Bank of America	1/16/25	KRW	10,920,803,554	USD	7,642,430	(246,205)
HSBC	1/16/25	USD	7,642,270	KRW	10,920,803,554	246,045
Bank of America	11/20/25	USD	12,295,380	KRW	16,900,000,000	678,296
HSBC	11/20/25	KRW	10,920,803,554	USD	7,768,391	(261,415)
JPMorgan	11/20/25	USD	12,294,933	KRW	16,900,000,000	677,849
State Street	11/20/25	KRW	22,879,196,446	USD	16,289,923	(562,730)
MXN: Mexican Peso
Morgan Stanley	4/24/25	USD	12,964,672	MXN	235,741,821	1,863,405
Bank of America	6/26/25	USD	2,889,050	MXN	60,476,075	68,312
Goldman Sachs	6/26/25	USD	3,444,110	MXN	67,000,000	319,082
NOK: Norwegian Krone
Bank of America	1/30/25	USD	5,567,321	NOK	61,494,248	165,543
Standard Chartered	1/30/25	USD	3,870,208	NOK	42,509,197	136,115
Standard Chartered	1/30/25	USD	3,877,037	NOK	42,581,736	136,572
NZD: New Zealand Dollar
HSBC	8/28/25	USD	4,004,990	NZD	6,622,218	281,871
Morgan Stanley	8/28/25	USD	29,068,916	NZD	46,638,989	2,847,716
Morgan Stanley	8/28/25	USD	2,534,164	NZD	4,067,000	247,630
Citibank	12/18/25	USD	8,228,433	NZD	14,184,947	228,804
JPMorgan	12/18/25	USD	8,368,762	NZD	14,694,929	81,528
PEN: Peruvian Sol
Goldman Sachs	5/22/25	USD	10,616,529	PEN	39,950,000	19,431
Goldman Sachs	5/22/25	USD	5,577,224	PEN	20,909,013	30,920
Morgan Stanley	5/22/25	USD	10,616,529	PEN	39,950,000	19,431
ZAR: South African Rand
Bank of America	1/16/25	USD	3,729,724	ZAR	67,550,000	154,542
Bank of America	1/16/25	USD	3,512,301	ZAR	63,637,804	144,177
PAGE 5 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments  December 31, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	4/10/25	USD	12,535,483	ZAR	239,026,593	$(19,188)
Morgan Stanley	4/10/25	USD	12,547,657	ZAR	239,026,593	(7,014)
Unrealized gain on currency forward contracts						20,678,317
Unrealized loss on currency forward contracts						(1,453,914)
Net unrealized gain on currency forward contracts						$19,224,403
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 6

Consolidated
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in securities, at value (cost $3,305,754,315)	$3,157,853,338
Unrealized appreciation on currency forward contracts	20,678,317
Cash	100
Cash denominated in foreign currency (cost $579,228)	517,398
Deposits with broker for futures contracts	7,512,107
Receivable for investments sold	3,512
Receivable for Fund shares sold	2,821,053
Dividends and interest receivable	36,456,894
Expense reimbursement receivable	177,165
Prepaid expenses and other assets	5,047
3,226,024,931
Liabilities:
Unrealized depreciation on currency forward contracts	1,453,914
Cash received as collateral for currency forward contracts	18,370,000
Payable for variation margin for futures contracts	394,496
Payable for investments purchased	1,605,091
Payable for Fund shares redeemed	6,447,430
Management fees payable	1,230,635
Accrued expenses	362,055
29,863,621
Net Assets	$3,196,161,310
Net Assets Consist of:
Paid in capital	$3,439,133,310
Accumulated loss	(242,972,000)
$3,196,161,310
Class I
Total net assets	$2,935,360,374
Shares outstanding	279,295,263
Net asset value per share	$10.51
Class X
Total net assets	$260,800,936
Shares outstanding	24,818,782
Net asset value per share	$10.51
Consolidated
Statement of Operations
Year Ended December 31, 2024
Investment Income:
Dividends	$505,876
Interest (net of foreign taxes of $124,581)	152,332,048
152,837,924
Expenses:
Investment advisory fees	10,366,415
Administrative services fees
Class I	2,732,814
Class X	114,510
Custody and fund accounting fees	314,468
Professional services	334,233
Shareholder reports	126,299
Registration fees	357,910
Trustees fees	443,619
Shareholder meeting fees	144,148
Miscellaneous	53,879
Total expenses	14,988,295
Expenses reimbursed by investment manager	(1,698,614)
Net expenses	13,289,681
Net Investment Income	139,548,243
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $18,737)	(35,843,259)
Futures contracts	(383,559)
Swaps	(2,068)
Currency forward contracts	(5,539,289)
Foreign currency transactions	584,529
Net change in unrealized appreciation/depreciation
Investments in securities	(107,362,137)
Futures contracts	(5,131,752)
Currency forward contracts	24,783,510
Foreign currency translation	(1,081,922)
Net realized and unrealized loss	(129,975,947)
Net Change in Net Assets From Operations	$9,572,296
PAGE 7 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Operations:
Net investment income	$139,548,243	$97,910,566
Net realized gain (loss)	(41,183,646)	(34,008,391)
Net change in unrealized appreciation/depreciation	(88,792,301)	181,955,598
	9,572,296	245,857,773
Distributions to Shareholders:
Class I	(129,368,658)	(71,614,558)
Class X	(11,233,959)	(4,712,965)
Total distributions	(140,602,617)	(76,327,523)
Fund Share Transactions:
Class I
Proceeds from sales of shares	1,189,019,165	1,121,238,515
Reinvestment of distributions	118,114,575	66,425,617
Cost of shares redeemed	(669,368,892)	(437,995,711)
Class X
Proceeds from sales of shares	174,113,779	117,377,148
Reinvestment of distributions	11,233,959	4,712,965
Cost of shares redeemed	(72,250,253)	(24,993,779)
Net change from Fund share transactions	750,862,333	846,764,755
Total change in net assets	619,832,012	1,016,295,005
Net Assets:
Beginning of year	2,576,329,298	1,560,034,293
End of year	$3,196,161,310	$2,576,329,298
Share Information:
Class I
Shares sold	108,768,809	107,127,803
Distributions reinvested	10,953,250	6,295,930
Shares redeemed	(61,557,680)	(42,005,437)
Net change in shares outstanding	58,164,379	71,418,296
Class X
Shares sold	16,024,782	11,221,828
Distributions reinvested	1,041,485	446,800
Shares redeemed	(6,655,666)	(2,372,795)
Net change in shares outstanding	10,410,601	9,295,833
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 8

Notes to Consolidated Financial Statements
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Bond Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2014, and seeks a high rate of total return consistent with long-term preservation of capital. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions  Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, gain/loss on paydowns, and inflation adjustments to the principal amount of inflation-indexed securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, region, or country. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
PAGE 9 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign receipts and are accrued at the time the associated interest income is recorded.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: holding/disposing of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on interest, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The
MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Bond Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At December 31, 2024, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  During the year, the Fund adopted Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures. Adoption of the ASU impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Dodge & Cox Global Bond Fund ■ PAGE 10

Notes to Consolidated Financial Statements
The following is a summary of the inputs used to value the Fund’s holdings at December 31, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,057,717,684
Government-Related	—	233,684,483
Securitized	—	862,990,186
Corporate	—	946,859,817
Short-Term Investments
Repurchase Agreements	—	8,208,606
Money Market Fund	48,392,562	—
Total Securities	$48,392,562	$3,109,460,776
Other Investments
Futures Contracts
Depreciation	$(5,149,743)	$—
Currency Forward Contracts
Appreciation	—	20,678,317
Depreciation	—	(1,453,914)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used short currency forward contracts to hedge direct and/or indirect foreign currency exposure. The Fund used long currency forward contracts to create exposure to the Colombian Peso.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$20,678,317	$20,678,317
Liabilities
Unrealized depreciation on currency forward contracts	$—	$1,453,914	$1,453,914
Futures contracts(a)	5,149,743	—	5,149,743
	$5,149,743	$1,453,914	$6,603,657
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Swaps	$(2,068)	$—	(2,068)
Futures contracts	(383,559)	—	(383,559)
Currency forward contracts	—	(5,539,289)	(5,539,289)
	$(385,627)	$(5,539,289)	$(5,924,916)
Net change in unrealized appreciation/depreciation
Futures contracts	$(5,131,752)	$—	(5,131,752)
Currency forward contracts	—	24,783,510	24,783,510
	$(5,131,752)	$24,783,510	$19,651,758
The following summarizes the range of volume in the Fund's derivative instruments during the year ended December 31, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	5-15%
Swaps	USD notional value	0%
Currency forward contracts	USD total value	8-12%
PAGE 11 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of December 31, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$3,459,321	$(282,863)	$(2,890,000)	$286,458
Citibank	306,884	—	(260,000)	46,884
Goldman Sachs	509,785	(76,702)	(310,000)	123,083
HSBC	1,654,414	(280,603)	(1,290,000)	83,811
JPMorgan	759,377	—	(620,000)	139,377
Morgan Stanley	13,622,231	(251,016)	(12,610,000)	761,215
Standard Chartered	366,305	—	(366,305)	—
State Street	—	(562,730)	—	(562,730)
	$20,678,317	$(1,453,914)	$(18,346,305)	$878,098
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.35% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class I shares to average net assets of the Class I shares at 0.45% through April 30, 2026. Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.37% through April 30, 2026. Under this agreement, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the year ended December 31, 2024, Dodge & Cox reimbursed expenses of $1,503,285 and $195,329 to Class I and Class X, respectively.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, straddles, derivatives, and distributions.
Dodge & Cox Global Bond Fund ■ PAGE 12

Notes to Consolidated Financial Statements
Distributions during the years noted below were characterized as follows for federal income tax purposes:
	Year Ended December 31, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$129,368,658	$71,614,558
Long-term capital gain	$—	$—
Class X
Ordinary income	$11,233,959	$4,712,965
Long-term capital gain	$—	$—
At December 31, 2024, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(82,796,514)
Deferred loss[2]	(4,328,722)
Net unrealized depreciation	(155,846,764)
Total distributable earnings	$(242,972,000)
[1]	Represents accumulated long-term capital loss as of December 31, 2024, which may be carried forward to offset future capital gains.
[2]	Represents capital loss incurred between November 1, 2024 and December 31, 2024. As permitted by tax regulation, the Fund has elected to treat this loss as arising in 2025.
At December 31, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$3,326,927,475
Unrealized appreciation	35,902,659
Unrealized depreciation	(190,902,136)
Net unrealized depreciation	(154,999,477)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the year.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the year ended December 31, 2024, the Fund’s commitment fee amounted to $13,781 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the year.
Note 6: Purchases and Sales of Investments
For the year ended December 31, 2024, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $930,778,990 and $597,081,727, respectively. For the year ended December 31, 2024, purchases and sales of U.S. government securities aggregated $892,199,723 and $476,180,633, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to December 31, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 13 ■ Dodge & Cox Global Bond Fund

Consolidated Financial Highlights
Selected data and ratios (for a share outstanding throughout each period)	Year Ended December 31,
	2024	2023	2022	2021	2020
Class I
Net asset value, beginning of year	$10.94	$10.08	$11.54	$12.09	$11.10
Income from investment operations:
Net investment income	0.44	0.55	0.40	0.28	0.29
Net realized and unrealized gain (loss)	(0.37)	0.67	(1.35)	(0.38)	1.02
Total from investment operations	0.07	1.22	(0.95)	(0.10)	1.31
Distributions to shareholders from:
Net investment income	(0.50)	(0.36)	(0.51)	(0.29)	(0.27)
Net realized gain	—	—	—	(0.16)	(0.05)
Total distributions	(0.50)	(0.36)	(0.51)	(0.45)	(0.32)
Net asset value, end of year	$10.51	$10.94	$10.08	$11.54	$12.09
Total return	0.57%	12.31%	(8.19)%	(0.85)%	11.87%
Ratios/supplemental data:
Net assets, end of year (millions)	$2,935	$2,419	$1,509	$1,991	$981
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, before reimbursement by investment manager	0.51%	0.52%	0.55%	0.60%	0.69%
Ratio of net investment income to average net assets	4.70%	4.86%	3.97%	2.82%	3.23%
Portfolio turnover rate	38%	52%	92%	136%	112%
Portfolio turnover rate excluding TBA rolls(a)	38%	41%	40%	40%	90%
Class X(b)
Net asset value, beginning of year	$10.94	$10.07	$10.52
Income from investment operations:
Net investment income	0.46	0.59	0.26
Net realized and unrealized gain (loss)	(0.38)	0.65	(0.24)
Total from investment operations	0.08	1.24	0.02
Distributions to shareholders from:
Net investment income	(0.51)	(0.37)	(0.47)
Net realized gain	—	—	—
Total distributions	(0.51)	(0.37)	(0.47)
Net asset value, end of year	$10.51	$10.94	$10.07
Total return	0.65%	12.48%	0.21%
Ratios/supplemental data:
Net assets, end of period (millions)	$261	$158	$51
Ratio of expenses to average net assets	0.37%	0.37%	0.37%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.46%	0.47%	0.47%(c)
Ratio of net investment income to average net assets	4.78%	4.95%	4.75%(c)
Portfolio turnover rate	38%	52%	92%
Portfolio turnover rate excluding TBA rolls(a)	38%	41%	40%
(a)	See Note 1 regarding To-Be-Announced securities
(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
(c)	Annualized
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox Global Bond Fund ■ PAGE 14

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Global Bond Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Dodge & Cox Global Bond Fund (one of the funds constituting Dodge & Cox Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2025
We have served as the auditor of one or more investment companies in the Dodge & Cox Funds since 1931.
PAGE 15 ■ Dodge & Cox Global Bond Fund

Special 2024 Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code:
For shareholders that are corporations, the Fund designates 99% of its ordinary dividends paid to shareholders in 2024 as Section 163(j) interest dividends.

Proxy Disclosures (unaudited)
A special meeting of shareholders was held on October 24, 2024. At the meeting, proposals to (1) elect Trustees to the Board of Trustees and (2) amend the investment objective of the Dodge & Cox Balanced Fund were approved. The following is a report of the total votes cast by the Trust's shareholders for Proposal 1 and the Balanced Fund's shareholders for Proposal 2.
PROPOSAL 1	AFFIRMATIVE	WITHHOLD	TOTAL
Elect Trustees to the Board of Trustees:
Luis Borgen	4,889,373,965.10	57,350,013.75	4,946,723,978.85
Diana F. Cantor	4,900,184,155.47	46,539,823.38	4,946,723,978.85
Dana M. Emery	4,862,606,665.79	84,117,313.06	4,946,723,978.85
Caroline M. Hoxby	4,893,694,960.75	53,029,018.10	4,946,723,978.85
Lucinda I. Johns	4,871,999,924.44	74,724,054.42	4,946,723,978.85
Roger G. Kuo	4,872,141,662.10	74,582,316.75	4,946,723,978.85
Ann Mather	4,857,901,871.86	88,822,106.99	4,946,723,978.85
Jennifer A. Nason	4,870,025,049.79	76,698,929.06	4,946,723,978.85
Gabriela Franco Parcella	4,894,754,498.38	51,969,480.47	4,946,723,978.85
Shawn Purvis	4,892,479,340.78	54,244,638.07	4,946,723,978.85
Gary Roughead	4,846,739,035.09	99,984,943.76	4,946,723,978.85
Mark E. Smith	4,847,396,004.11	99,327,974.74	4,946,723,978.85
PROPOSAL 2	AFFIRMATIVE	AGAINST	ABSTAIN	BROKER NON-VOTE	TOTAL
Amend the investment objective of the Dodge & Cox Balanced Fund.	63,290,790.51	2,904,460.04	2,638,321.38	16,155,359.00	84,988,930.93
Dodge & Cox Global Bond Fund ■ PAGE 16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The proxy disclosure information is included in Item 7(a) of this Form N-CSR.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The trustees fees information is included in Item 7(a) of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By:  /s/ Dana M. Emery

Dana M. Emery

Chair and President - Principal Executive Officer

Date: March 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By:  /s/ Dana M. Emery

Dana M. Emery

Chair and President - Principal Executive Officer

By:  /s/ Shelly Chu

Shelly Chu

Treasurer - Principal Financial Officer

Date: March 05, 2025